THE RYDEX SERIES FUNDS

                                                                    SECTOR FUNDS
                                                              SEMI-ANNUAL REPORT
                                                              SEPTEMBER 30, 2001

                                                                    BANKING FUND
                                                            BASIC MATERIALS FUND
                                                              BIOTECHNOLOGY FUND
                                                          CONSUMER PRODUCTS FUND
                                                                     ENERGY FUND
                                                            ENERGY SERVICES FUND
                                                                ELECTRONICS FUND
                                                         FINANCIAL SERVICES FUND
                                                                HEALTH CARE FUND
                                                                   INTERNET FUND
                                                                    LEISURE FUND
                                                            PRECIOUS METALS FUND
                                                                  RETAILING FUND
                                                                 TECHNOLOGY FUND
                                                         TELECOMMUNICATIONS FUND
                                                             TRANSPORTATION FUND
                                                                  UTILITIES FUND

                                                              [RYDEX FUNDS LOGO]
                                                       THE INDEX ALTERNATIVE(TM)

                                        1
                                                              SEMI-ANNUAL REPORT

DEAR SHAREHOLDER,

The six-month period ended September 30, 2001 counts among the most unusual periods in stock market history.

Even before the tragic terrorist attacks of September 11, the stock market was in a tailspin. Despite the stimulus of repeated interest rate cuts by the Federal Reserve Bank and tax rebates from the Bush administration, the markets remained focused on declining GDP growth and poor corporate earnings. Recession seemed likely, and rising unemployment triggered fears that consumer spending would fail to prop up economic activity as it had in the recent past.

By September 10, the day prior to the attacks, the bellwether S&P 500(R) Index had dropped 28% from its March 2000 high. The attacks closed the New York Stock Exchange for nearly a week--the longest trading halt since World War I--and upon reopening, the S&P fell another 11.6%, hitting a period low on September 21. Other indices were down as well. For the six-month period covered by this report, the technology-heavy Nasdaq100 Index(R) was down 25.72%. The small-cap stocks of the Russell 2000(R) Index fared better, lowering only 9.40%.

The Rydex short funds were well positioned for these market conditions, and all four short equity portfolios--Rydex Venture 100, Tempest 500, the Ursa and Arktos Funds-- showed positive returns. The Rydex Venture 100 Fund, one of the four Rydex Dynamic Funds, was the leader with its six-month return of 25.9%, and Lipper named it the best performing equity fund in the country for the third quarter. Among our other index-based funds, only the U.S. Government Bond Fund posted a positive return.

During turbulent periods, investors are often drawn to safe havens like gold and other precious metals, and the Rydex Precious Metals Fund (Investor Class) grew 21.4% during this period. The Rydex Health Care Fund (Investor Class) was also able to show a positive return of 0.8% during the period. Another bright spot was the Rydex Consumer Products Fund (Investor Class), which had a return of 3.5%.

It is encouraging that investors seem never to have entirely lost their optimism during this blistering period. Most investors are aware that stock valuations are significantly more attractive than they were six months ago, and that equities remain the investment of choice for longer time periods. Although the market is clearly in a process of adjusting to global realities, the economic infrastructure of our country remains intact.

We are pleased to report that on August 15, Rydex introduced the Medius Fund, which seeks to provide investment results that correlate to 150% of the performance of the S&P MidCap 400 /TM/. Since this index lost only 5.59% for the period, we feel that exposure to this segment of the market can provide opportunities for investors in the coming years.

We appreciate the confidence you've had in the American financial market--and your investments at Rydex Funds.

Sincerely,


/s/ Albert P. ("Skip") Viragh, Jr.
----------------------------------
Albert P. ("Skip") Viragh, Jr.
Chairman of the Board

BANKING FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2001

                                                              MARKET
                                                               VALUE
                                            SHARES          (NOTE 1)
--------------------------------------------------------------------
COMMON STOCKS 98.7%
Bank of America Corp.                      53,814       $  3,142,739
Wells Fargo & Co.                          56,899          2,529,162
Wachovia Corp.                             53,841          1,669,071
US Bancorp                                 69,921          1,550,848
FleetBoston Financial Corp.                36,440          1,339,170
Bank One Corp.                             38,018          1,196,426
Fifth Third Bancorp                        17,608          1,082,540
MBNA Corp.                                 35,000          1,060,150
Bank of New York Co., Inc.                 27,923            977,305
JP Morgan Chase & Co.                      27,659            944,555
Suntrust Banks, Inc.                       10,675            710,955
PNC Financial Services
  Group, Inc.                              11,593            663,699
National City Corp.                        20,701            619,995
Mellon Financial Corp.                     18,888            610,649
BB&T Corp.                                 16,563            603,721
Keycorp                                    20,200            487,628
Northern Trust Corp.                        8,623            452,535
Comerica, Inc.                              7,903            437,826
SouthTrust Corp.                           13,294            338,598
Regions Financial Corp.                    10,986            317,056
Union Planters Corp.                        6,998            300,214
Huntington Bancshares, Inc.                16,692            288,939
M&T Bank Corp.                              3,850            284,900
Marshall & Ilsley Corp.                     4,384            248,529
National Commerce
  Financial Corp.                           9,090            237,249
Zions Bancorporation                        4,387            235,406
Synovus Financial Corp.                     8,379            231,260
First Tennessee National
  Corp.                                     5,663            209,531
North Fork Bancorporation                   7,030            209,072
Mercantile Bankshares
  Corp.                                     4,310            171,107
Banknorth Group, Inc.                       7,580            169,185
First Virginia Banks, Inc.                  3,110            142,438
Fulton Financial Corp.                      5,460            122,031
Associated Banc-Corp.                       3,597            121,902
Commerce Bancshares, Inc.                   3,230            121,513
Pacific Century Financial
  Corp.                                     5,090            118,953
City National Corp.                         2,710            116,937
Commercial Federal Corp.                    4,290            104,118
Wilmington Trust Corp.                      1,830            101,016
Commerce Bancorp,
  Inc./NJ                                   1,407             95,676
Washington Mutual, Inc.                     2,407             92,621
Charter One Financial, Inc.                 3,248             91,659
Bancwest Corp.                              2,570             89,770
Silicon Valley Bancshares*                  4,440             89,688
Greater Bay Bancorp                         3,100             72,137
Provident Bankshares
  Corp.                                     1,850             38,295
Golden West Financial
  Corp.                                       604             35,092
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $21,298,978)                                      24,873,866
                                                        ------------

                                              FACE
                                            AMOUNT
                                            ------
REPURCHASE AGREEMENTS 1.3%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 2):
  3.15% due 10/01/01                    $ 179,311       $    179,311
  3.18% due 10/01/01                       89,656             89,656
  3.20% due 10/01/01                       50,606             50,606
                                                        ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $319,573)                                            319,573
                                                        ------------
TOTAL INVESTMENTS 100%
  (Cost $21,618,551)                                    $ 25,193,439
                                                        ============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2001

                                                              MARKET
                                                               VALUE
                                            SHARES          (NOTE 1)
--------------------------------------------------------------------
COMMON STOCKS 98.7%
EI Du Pont de
  Nemours & Co.                            73,994       $  2,776,256
Dow Chemical Co.                           60,869          1,994,068
Alcoa, Inc.                                61,549          1,908,634
International Paper Co.                    31,063          1,080,992
PPG Industries, Inc.                       19,324            884,073
Weyerhaeuser Co.                           16,302            794,070
Praxair, Inc.                              18,609            781,578
Alcan, Inc.                                24,296            728,880
Barrick Gold Corp.                         38,343            665,251
Air Products & Chemicals,
  Inc.                                     14,750            569,055
Georgia-Pacific Group                      18,555            534,198
Archer-Daniels-Midland Co.                 41,100            517,449
Rohm & Haas Co.                            15,280            500,573
Willamette Industries                      10,316            464,117
Georgia-Pacific Corp -
  Timber Group                             12,586            455,865
Eastman Chemical Co.                       12,503            453,859
Plum Creek Timber Co ,
  Inc.-REIT                                14,883            397,525
Sigma-Aldrich                               8,457            382,256
Ashland, Inc.                               9,304            358,669
Nucor Corp.                                 8,376            332,527
Newmont Mining Corp.                       12,969            306,068
Vulcan Materials Co.                        6,840            295,488
Placer Dome, Inc.                          23,078            295,168
Mead Corp.                                 10,293            284,910
Temple-Inland, Inc.                         5,944            282,281
Occidental Petroleum
  Corp.                                    11,524            280,494
Ecolab, Inc.                                6,740            244,864
Lubrizol Corp.                              7,546            238,454
Goodyear Tire & Rubber
  Co.                                      12,373            228,034
USX-U.S. Steel Group, Inc.                 16,299            227,860
Westvaco Corp./NY                           8,355            214,724
Nova Chemicals Corp.                       10,958            178,944
Great Lakes Chemical Corp.                  7,907            174,745
Freeport-McMoran
  Copper & Gold, Inc.*                     15,052            165,421
Inco, Ltd.*                                13,316            165,252
Agrium, Inc.                               16,824            163,529
International
  Flavors & Fragrances                      5,840       $    161,710
Centex Construction
  Products, Inc.                            5,124            151,414
Engelhard Corp.                             6,296            145,438
Boise Cascade Corp.                         4,669            137,736
Pactiv Corp.*                               9,290            134,612
Cabot Corp.                                 3,360            134,064
Pohang Iron & Steel Co.                     8,528            133,890
Potlatch Corp.                              4,527            122,184
Phelps Dodge Corp.                          4,288            117,920
Potash Corp of
  Saskatchewan                              1,916            106,702
Martin Marietta Materials                   2,310             90,344
Packaging Corporation
  Of America*                               5,220             80,649
Bowater, Inc.                               1,550             68,231
Valspar Corp.                               1,960             65,542
Arch Coal, Inc.                             4,150             64,740
Massey Energy Co.                           4,300             62,995
Stillwater Mining Co.*                      2,760             55,531
Anglogold, Ltd.                             3,405             54,344
IMC Global, Inc.                            5,990             53,910
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $21,025,049)                                      22,268,087
                                                        ------------

                                              FACE
                                            AMOUNT
                                            ------
REPURCHASE AGREEMENTS 1.3%
Repurchase Agreements
  Collateralized by
  U.S.Treasury Obligations
  (Note 2):
  3.15% due 10/01/01                    $ 165,003            165,003
  3.18% due 10/01/01                       82,501             82,501
  3.20% due 10/01/01                       46,569             46,569
                                                        ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $294,073)                                            294,073
                                                        ------------
TOTAL INVESTMENTS 100%
  (Cost $21,319,122)                                    $ 22,562,160
                                                        ============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2001

                                                              MARKET
                                                               VALUE
                                            SHARES          (NOTE 1)
--------------------------------------------------------------------
COMMON STOCKS 98.5%
Amgen, Inc.*                              882,361       $ 51,847,532
Immunex Corp.*                            715,576         13,345,492
Chiron Corp.*                             286,428         12,725,996
Biogen, Inc.*                             227,766         12,659,234
Medimmune, Inc.*                          336,802         12,000,255
Genzyme Corp -
  General Division*                       256,282         11,640,327
Idec Pharmaceuticals
  Corp.*                                  233,651         11,582,080
Gilead Sciences, Inc.*                    187,422         10,527,493
Millennium
  Pharmaceuticals*                        406,684          7,222,708
Human Genome Sciences,
  Inc.*                                   215,606          6,664,381
Shire Pharmaceuticals Plc.*               158,351          6,381,545
Icos Corp.*                               113,329          5,576,920
Enzon, Inc.*                               97,469          4,970,919
Genentech, Inc.*                          111,600          4,910,400
Cephalon, Inc.*                            91,616          4,569,806
SICOR, Inc.*                              226,651          4,281,437
Protein Design Labs, Inc.*                 87,844          4,148,872
InterMune, Inc.*                           93,100          3,561,075
Cell Therapeutics, Inc.*                  141,356          3,399,612
Abgenix, Inc.*                            120,159          2,727,609
Teva Pharmaceutical
  Industries                               44,983          2,719,222
Alkermes, Inc.*                           138,111          2,704,212
COR Therapeutics, Inc.*                   117,472          2,658,391
NPS Pharmaceuticals, Inc.*                 77,575          2,420,340
Incyte Genomics, Inc.*                    158,849          2,169,877
Vertex Pharmaceuticals,
  Inc.*                                   116,225          2,096,699
ImClone Systems*                           36,012          2,036,479
Transkaryotic Therapies,
  Inc.*                                    69,178          1,877,499
Celera Genomics
  Group - Applera Corp.*                   77,568          1,869,389
Affymetrix, Inc.*                         113,826          1,826,906
CuraGen Corp.                              91,329          1,762,650
Cryolife, Inc.*                            44,476          1,672,742
Immunomedics, Inc.*                       126,296          1,511,763
Cubist Pharmaceuticals,
  Inc.*                                    45,571          1,493,362
Myriad Genetics, Inc.*                     48,235          1,477,920
Medarex, Inc.*                             91,206          1,377,211
Aviron*                                    54,840          1,364,968
Regeneron Pharmaceutical*                  60,515          1,345,854
Celgene Corp.*                             50,920          1,345,816
Xoma, Ltd.*                               149,461          1,259,956
Inhale Therapeutic
  Systems, Inc.*                           93,350          1,241,555
Cell Genesys, Inc.*                        70,093          1,121,488
CV Therapeutics, Inc.*                     27,618          1,073,235
Ligand Pharmaceuticals,
  Inc.*                                   106,273            975,586
Enzo Biochem, Inc.*                        57,325            972,232
Neurocrine Biosciences,
  Inc.*                                    29,710            951,314
Scios, Inc.*                               50,993            844,444
Invitrogen Corp.*                          11,144            732,829
Immunogen, Inc.*                           79,200            716,760
Sepracor, Inc.*                            19,008            682,387
Alexion Pharmaceuticals,
  Inc.*                                    39,627            674,452
Arena Pharmaceuticals,
  Inc.*                                    54,614            600,754
Pharmacyclics, Inc.*                       32,843            584,605
Trimeris, Inc.*                            14,713            516,426
Idexx Laboratories, Inc.*                  21,526            503,063
Amylin Pharmaceuticals,
  Inc.*                                    86,853            480,297
OSI Pharmaceuticals, Inc.*                 14,657            476,353
Corixa Corp.*                              43,155            453,089
Gene Logic, Inc.*                          24,315            319,985
Entremed, Inc.*                            34,837            304,824
Praecis Pharmaceuticals,
  Inc.*                                    70,110            261,510
Luminex Corp.*                             19,150            261,398
Angiotech Pharmaceuticals,
  Inc.*                                     5,856            251,984
QLT, Inc.*                                 15,683            241,989
Cerus Corp.*                                4,893            231,194
Noven Pharmaceuticals,
  Inc.*                                    12,272            222,123
Applied Molecular
  Evolution, Inc.*                         28,262            208,856
Guilford Pharmaceuticals,
  Inc.*                                    22,480            193,553
Emisphere Technologies, Inc.*              10,120            193,292
Ilex Oncology, Inc.*                        6,390            167,801
                                                        ------------
TOTAL COMMON STOCKS
(Cost $183,234,668)                                      248,194,327
                                                        ------------

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)                September 30, 2001

                                                              MARKET
                                              FACE             VALUE
                                            AMOUNT          (NOTE 1)
--------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.5%
Repurchase Agreements Collateralized
by U.S.Treasury Obligations (Note 2):
  3.15% due 10/01/01                 $  2,102,367       $  2,102,367
  3.18% due 10/01/01                    1,051,184          1,051,184
  3.20% due 10/01/01                      593,338            593,338
                                                        ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,746,889)                                        3,746,889
                                                        ------------
TOTAL INVESTMENTS 100%
  (Cost $186,981,557)                                   $251,941,216
                                                        ============

See Notes to Financial Statements.

CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2001

                                                              MARKET
                                                               VALUE
                                            SHARES          (NOTE 1)
--------------------------------------------------------------------
COMMON STOCKS 97.6%
Coca-Cola Co.                              66,400       $  3,110,839
Philip Morris Companies, Inc.              61,990          2,993,496
Procter & Gamble Co.                       36,519          2,658,218
Pepsico, Inc.                              50,890          2,468,165
Anheuser-Busch Companies,
  Inc.                                     25,340          1,061,239
Kimberly-Clark Corp.                       15,150            939,300
Colgate-Palmolive Co.                      16,069            936,019
Gillette Co.                               27,730            826,354
Kroger Co.*                                23,860            587,910
Safeway, Inc.*                             14,450            573,954
Sara Lee Corp.                             24,130            513,969
Sysco Corp.                                19,660            502,116
H.J.Heinz Co.                               9,890            416,864
General Mills, Inc.                         7,950            361,725
Albertson's, Inc.                          11,260            358,969
Conagra Foods, Inc.                        15,740            353,363
Avon Products                               6,800            314,500
Cendant Corp.*                             23,890            305,792
Ralston Purina Co.                          8,870            290,936
Archer-Daniels-Midland Co.                 21,020            264,642
eBay,Inc.*                                  4,910            224,633
WM. Wrigley Jr. Co.                         4,230            216,999
Campbell Soup Co.                           7,630            213,640
Kellogg Co.                                 7,120            213,600
H&R Block, Inc.                             5,340            205,910
RJ Reynolds Tobacco
  Holdings, Inc.                            3,460            197,704
Clorox Co.                                  5,312            196,544
Newell Rubbermaid, Inc.                     8,386            190,446
Hershey Foods Corp.                         2,700            176,499
Fortune Brands, Inc.                        4,960            166,160
UST, Inc.                                   4,960            164,672
Pepsi Bottling Group, Inc.                  2,780            128,075
Servicemaster Co.                          10,990            121,879
Stanley Works                               3,200            116,960
Coca-Cola Enterprises                       7,550            115,817
Estee Lauder Companies,
  Inc.                                      3,480            115,362
Apollo Group, Inc.*                         2,530            106,336
Yahoo, Inc.                                11,970            105,456
Black & Decker Corp.                        3,290            102,648
McCormick & Co., Inc.                       2,220            101,676
Supervalu, Inc.                             4,750             96,093
DeVry, Inc.*                                2,360       $     84,724
IBP, Inc.                                   3,270             77,336
Dean Foods Co.                              1,620             74,925
Suiza Foods Corp.*                          1,150             72,611
Whole Foods Market, Inc.*                   2,220             69,730
The Dial Corp.                              4,190             69,345
Smithfield Foods, Inc.*                     3,210             67,571
Earthlink, Inc.*                            4,310             65,641
Hormel Foods Corp.                          2,740             64,719
Brown-Forman Corp.                            920             58,126
Adolph Coors                                1,290             58,050
Service Corporation
  International*                            9,360             56,347
Energizer Holdings, Inc.*                   3,200             53,184
Constellation Brands, Inc.*                 1,270             52,908
Fleming Companies, Inc.                     1,700             50,150
Career Education Corp.*                       910             50,050
Krispy Kreme Doughnuts,
  Inc.*                                     1,640             48,544
Winn-Dixie Stores, Inc.                     3,210             36,755
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $22,980,655)                                      24,226,195
                                                        ------------

                                              FACE
                                            AMOUNT
                                            ------
REPURCHASE AGREEMENTS 2.4%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 2):
  3.15% due 10/01/01                    $ 338,278       $    338,278
  3.18% due 10/01/01                      169,139            169,139
  3.20% due 10/01/01                       95,469             95,469
                                                        ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $602,886)                                            602,886
                                                        ------------
TOTAL INVESTMENTS 100%
  (Cost $23,583,541)                                    $ 24,829,081
                                                        ============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2001

                                                              MARKET
                                                               VALUE
                                            SHARES          (NOTE 1)
--------------------------------------------------------------------
COMMON STOCKS 98.4%
Motorola, Inc.                            285,815       $  4,458,713
Texas Instruments, Inc.                   156,969          3,921,086
Intel Corp.                               186,574          3,804,243
Applied Materials, Inc.*                  117,524          3,342,383
STMicroelectronics N.V.                   117,393          2,522,776
Maxim Integrated Products*                 52,863          1,847,033
Analog Devices, Inc.*                      54,570          1,784,439
Linear Technology Corp.                    51,379          1,685,231
Micron Technology, Inc.*                   85,433          1,608,703
Xilinx, Inc.*                              47,540          1,118,616
Altera Corp.*                              62,702          1,027,059
ASML Holding N.V.*                         74,176            831,513
Kla-Tencor Corp.*                          24,554            775,415
National Semiconductor
  Corp.*                                   34,480            760,284
LSI Logic Corp.*                           58,300            685,025
Teradyne, Inc.*                            34,496            672,672
Broadcom Corp.*                            32,012            649,844
Integrated Device
  Technology, Inc.*                        31,468            633,136
AVX Corp.                                  35,090            570,914
Novellus Systems, Inc.*                    18,684            533,615
Nvidia Corp.*                              17,000            466,990
Advanced Micro Devices*                    56,230            458,275
Agere Systems, Inc.*                      107,200            442,736
Atmel Corp.*                               61,926            413,666
Microchip Technology, Inc.*                15,237            408,352
Conexant Systems, Inc.*                    48,769            404,783
Arrow Electronics, Inc.*                   19,280            402,181
Avnet, Inc.                                20,740            377,261
Vishay Intertechnology, Inc.*              19,200            353,280
Cypress Semiconductor
  Corp.*                                   22,900            340,294
Kemet Corp.*                               17,320            285,087
Intersil Corp.*                             9,500            265,240
Lam Research Corp.*                        15,562            263,776
Applied Micro Circuits
  Corp.*                                   36,811            257,309
Amkor Technology,Inc.*                     23,700            249,324
Marvell Technology Group,
  Ltd.*                                    16,900            242,515
Fairchild Semiconductor
  International, Inc.*                     14,800            237,540
QLogic Corp.*                              12,500            237,500
International Rectifier
  Corp.*                                    8,300            226,009
PMC - Sierra, Inc.*                        21,700            225,463
RF Micro Devices, Inc.*                    13,200            219,384
Lattice Semiconductor
  Corp.*                                   12,929            202,985
Cirrus Logic, Inc.*                        23,277            172,715
Semtech Corp.*                              5,900            167,442
Micrel, Inc.*                               7,831            156,150
Vitesse Semiconductor
  Corp.*                                   18,507            143,429
Adaptec, Inc.*                             18,090            142,187
Triquint Semiconductor,
  Inc.*                                     6,895            110,251
Cree, Inc.*                                 7,100            104,938
Credence Systems Corp.*                     6,280             75,674
Rambus, Inc.*                               8,464             62,295
Sandisk Corp.*                              5,794             57,129
DSP Group, Inc.*                            2,590             51,671
Cabot Microelectronics
  Corp.*                                      950             45,895
Transwitch Corp.*                           7,198             22,026
Transmeta Corp./Delaware*                  11,500             16,215
FEI Co.*                                      550             11,963
                                                        ------------
TOTAL COMMON STOCK
  (Cost $48,607,739)                                      41,552,630
                                                        ------------

                                              FACE
                                            AMOUNT
                                            ------
REPURCHASE AGREEMENTS 1.6%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 2):
  3.15% due 10/01/01                     $369,216       $    369,216
  3.18% due 10/01/01                      184,608            184,608
  3.20% due 10/01/01                      104,201            104,201
                                                        ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $658,025)                                            658,025
                                                        ------------
TOTAL INVESTMENTS 100%
  (Cost $49,265,764)                                    $ 42,210,655
                                                        ============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

ENERGY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2001

                                                              MARKET
                                                               VALUE
                                            SHARES          (NOTE 1)
--------------------------------------------------------------------
COMMON STOCKS 98.4%
Exxon Mobil Corp.                         108,384       $  4,270,330
BP Plc.                                    68,476          3,366,965
Royal Dutch Petroleum Co.                  37,671          1,892,968
Chevron Corp.                              12,041          1,020,475
TotalFinaElf SA                            14,853          1,003,320
Texaco, Inc.                               12,859            835,835
Shell Transport & Trading
  Co. Plc.                                 14,418            640,159
Phillips Petroleum Co.                     11,675            629,750
EL Paso Corp.                              13,980            580,869
Ashland, Inc.                              12,696            489,431
Occidental Petroleum Corp.                 18,250            444,205
USX-Marathon Group, Inc.                   15,419            412,458
Halliburton Co.                            18,290            412,440
Enron Corp.                                13,506            367,768
Unocal Corp.                               10,950            355,875
Baker Hughes, Inc.                         11,934            345,489
Kerr-McGee Corp.                            6,357            329,992
Dynegy, Inc.                                9,336            323,492
National Fuel Gas Co.                      13,430            309,293
Anadarko Petroleum
  Corp.                                     6,207            298,433
Schlumberger, Ltd.                          6,340            289,738
Equitable Resources, Inc.                   9,428            282,934
Kinder Morgan, Inc.                         5,588            274,985
Amerada Hess Corp.                          3,978            252,603
Transocean Sedco Forex,
  Inc.                                      8,153            215,239
Ultramar Diamond
  Shamrock Corp.                            4,291            205,711
Burlington Resources,
  Inc.                                      5,689            194,621
Murphy Oil Corp.                            2,552            184,663
Sunoco, Inc.                                4,376            155,786
Apache Corp.                                3,105            133,515
Santa Fe International Corp.                5,724            121,635
Devon Energy Corp.                          2,965            101,996
Williams Cos., Inc.                         3,634             99,208
EOG Resources, Inc.                         3,221             93,184
Ensco International, Inc.                   5,690             83,188
Diamond Offshore Drilling                   2,983             75,231
RepsolYPF SA                                4,799             69,873
Nabors Industries, Inc.*                    3,245             68,048
Noble Affiliates, Inc.                      2,169             67,217
Imperial Oil, Ltd.                          2,181             59,345
Tidewater, Inc.                             2,107             56,236
Cooper Cameron Corp.*                       1,183             38,802
Noble Drilling Corp.*                       1,569             37,656
Grant Prideco, Inc.*                        5,350             32,582
BJ Services Co.*                            1,172             20,850
Weatherford International,
  Inc.*                                       642             16,377
Rowan Companies, Inc.*                        852             10,548
Global Marine, Inc.*                          525              7,350
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $20,436,135)                                      21,578,668
                                                        ------------

                                              FACE
                                            AMOUNT
                                            ------
REPURCHASE AGREEMENTS 1.6%
Repurchase agreements
  collateralized by U.S.
  Treasury Obligations
  (Note 2):
  3.15% due 10/01/01                     $202,543       $    202,543
  3.18% due 10/01/01                      101,271            101,271
  3.20% due 10/01/01                       57,163             57,163
                                                        ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $360,977)                                            360,977
                                                        ------------
TOTAL INVESTMENTS 100%
  (Cost $20,797,112)                                    $ 21,939,645
                                                        ============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2001

                                                              MARKET
                                                               VALUE
                                           SHARES           (NOTE 1)
--------------------------------------------------------------------
COMMON STOCKS 98.7%
Schlumberger,Ltd.                          75,844       $  3,466,071
Halliburton Co.                           100,975          2,276,985
Baker Hughes, Inc.                         60,073          1,739,113
Transocean Sedco Forex,
  Inc.                                     63,677          1,681,073
Diamond Offshore Drilling                  34,919            880,657
Noble Drilling Corp.*                      33,869            812,856
BJ Services Co.                            40,476            720,068
Global Marine, Inc.                        49,848            697,872
Weatherford International,
  Inc.*                                    27,095            691,193
Nabors Industries, Inc.*                   32,342            678,212
Ensco International, Inc.                  37,124            542,753
Smith International, Inc.                  12,873            468,577
Cooper Cameron Corp.*                      14,168            464,710
Helmerich & Payne, Inc.                    15,483            404,106
Tidewater, Inc.                            13,643            364,132
Rowan Companies, Inc.                      28,143            348,410
Varco International, Inc.*                 28,444            343,604
National-Oilwell, Inc.*                    20,617            298,947
Western Gas Resources, Inc.                10,040            261,341
Houston Exploration Co.*                    9,057            224,614
Pride International,Inc.*                  20,343            211,567
Grant Prideco,Inc.*                        33,829            206,019
Seacor Smit,Inc.*                           5,253            187,532
McDermott International,
  Inc.                                     18,731            154,531
Newpark Resources*                         21,581            145,672
Global Industries,Ltd.                     26,445            144,125
Input/Output,Inc.*                         15,849            129,645
Veritas DGC,Inc.*                          11,625            129,619
Carbo Ceramics,Inc.                         4,538            125,703
Oceaneering International,
  Inc.*                                     7,100            114,807
Parker Drilling Co.                        24,202             74,542
Precision Drilling Corp.*                   1,745             36,854
Santa Fe International Corp.                1,508             32,045
Hanover Compressor Co.*                       781             16,901
                                                        ------------
TOTAL COMMON STOCKS
 (Cost $15,838,350)                                       19,074,856
                                                        ------------

                                                              MARKET
                                             FACE              VALUE
                                           AMOUNT           (NOTE 1)
--------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.3%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 2):
  3.15% due 10/01/01                     $140,495       $    140,495
  3.18% due 10/01/01                       70,248             70,248
  3.20% due 10/01/01                       39,651             39,651
                                                        ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $250,394)                                            250,394
                                                        ------------
TOTAL INVESTMENTS 100%
  (Cost $16,088,744)                                    $ 19,325,250
                                                        ============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2001

                                                              MARKET
                                                               VALUE
                                           SHARES            (NOTE 1)
--------------------------------------------------------------------
COMMON STOCKS 98.6%
American International
  Group                                    56,739       $  4,425,642
Bank of America Corp.                      56,509          3,300,126
Fannie Mae                                 35,232          2,820,674
Freddie Mac                                36,890          2,397,850
FleetBoston Financial Corp.                58,510          2,150,243
Citigroup,Inc                              45,383          1,838,011
Wachovia Corp./SC                          57,252          1,774,812
JP Morgan Chase & Co.                      51,686          1,765,077
Morgan Stanley
  Dean Witter & Co.                        24,858          1,152,168
Allstate Corp.                             30,007          1,120,761
John Hancock Financial
  Services                                 26,150          1,044,693
Merrill Lynch & Co., Inc.                  24,428            991,777
American Express Co.                       33,831            983,129
Greenpoint Financial Corp.                 26,160            918,216
USA Education, Inc.                        11,064            917,316
Keycorp                                    37,150            896,801
Pacific Century Financial
  Corp.                                    37,380            873,571
Silicon Valley Bancshares*                 42,110            850,622
MBNA Corp.                                 25,311            766,670
Regions Financial Corp.                    26,540            765,944
Household International,
  Inc.                                     12,909            727,809
Wells Fargo & Co.                          15,377            683,508
MGIC Investment Corp.                      10,120            661,241
Hartford Financial Services
  Group                                    11,007            646,551
Union Planters Corp.                       12,480            535,392
Golden State Bancorp, Inc.                 16,600            504,640
IndyMac Bancorp, Inc.*                     18,500            501,535
US Bancorp                                 20,983            465,403
State Street Corp.                         10,174            462,917
Lehman Brothers Holdings,
  Inc.                                      7,739            439,962
Jefferson-Pilot Corp.                       9,690            431,011
St Paul Co.                                10,313            425,102
Bank One Corp.                             13,168            414,397
Providian Financial Corp.                  19,607            395,081
ING Groep N.V.                             13,650            363,226
National Commerce Financial
  Corp.                                    13,700            357,570
Provident Financial Group,
  Inc.                                     12,320            311,080
Marsh & McLennan Cos.                       2,888            279,270
Chubb Corp.                                 3,879            276,999
Stilwell Financial, Inc.                   12,360            241,020
Compass Bancshares, Inc.                    8,740            227,502
Hibernia Corp.                             13,000            212,550
Loews Corp.                                 4,070            188,360
Lincoln National Corp.                      3,900            181,857
Aegon N.V.                                  6,110            159,471
SEI Investments                             4,300            137,600
Astoria Financial Corp.                     1,700            100,742
Colonial Bancgroup, Inc.                    7,580             97,024
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $35,538,902)                                      42,182,923
                                                        ------------

                                             FACE
                                           AMOUNT
                                           ------
REPURCHASE AGREEMENTS 1.4%
Repurchase agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 2):
  3.15% due 10/01/01                     $347,031            347,031
  3.18% due 10/01/01                      173,516            173,516
  3.20% due 10/01/01                       97,940             97,940
                                                        ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $618,487)                                            618,487
                                                        ------------
TOTAL INVESTMENTS 100%
  (Cost $36,157,389)                                    $ 42,801,410
                                                        ============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2001

                                                              MARKET
                                                               VALUE
                                           SHARES           (NOTE 1)
--------------------------------------------------------------------
COMMON STOCKS 98.5%
Pfizer, Inc.                              220,179       $  8,829,178
Johnson & Johnson                          94,670          5,244,718
Merck & Co., Inc.                          72,148          4,805,057
Bristol-Myers Squibb Co.                   56,168          3,120,694
Eli Lilly & Co.                            34,493          2,783,585
American Home Products
  Corp.                                    44,607          2,598,358
Abbott Laboratories                        44,793          2,322,517
Amgen,Inc.*                                38,010          2,233,468
Medtronic, Inc.                            44,944          1,955,064
Schering-Plough Corp.                      50,894          1,888,167
Pharmacia Corp.                            42,660          1,730,290
Novartis AG                                34,665          1,349,162
Baxter International, Inc.                 23,226          1,278,591
GlaxoSmithKline Plc.                       22,756          1,277,067
Cardinal Health, Inc.                      16,109          1,191,260
HCA,Inc.                                   26,623          1,179,665
AstraZeneca Plc.                           18,468            862,456
Biomet, Inc.                               28,472            832,806
UnitedHealth Group, Inc.                   12,522            832,713
Aventis SA                                 10,326            775,379
Tenet Healthcare Corp.*                    12,864            767,338
Stryker Corp.                              12,683            670,931
Forest Laboratories, Inc.*                  8,918            643,344
Genzyme Corp-General
  Division*                                13,682            621,436
Teva Pharmaceutical
  Industries                                9,895            598,153
Biogen, Inc.*                              10,401            578,088
Chiron Corp.*                              12,528            556,619
Wellpoint Health
  Networks*                                 4,966            542,039
Guidant Corp.*                             11,993            461,730
Elan Corp. Plc.*                            9,494            459,984
McKesson Corp.                             12,013            453,971
Cigna Corp.                                 5,170            428,851
Sigma-Aldrich                               9,133            412,812
Medimmune, Inc.*                           10,359            369,091
Allergan, Inc                               5,382            356,827
Genentech, Inc.*                            7,757            341,308
IMS Health, Inc.                           12,620            316,131
Idec Pharmaceuticals Corp.*                 6,359            315,216
Immunex Corp.*                             15,510            289,261
Lincare Holdings, Inc.*                     9,650            256,400
King Pharmaceuticals, Inc.*                 6,042            253,462
Boston Scientific Corp.*                   11,880            243,540
Becton Dickinson & Co.                      6,552            242,424
Healthsouth Corp.*                         14,872            241,819
Health Management
  Associates, Inc.*                        10,610            220,264
Quest Diagnostics, Inc.*                    3,520            217,184
Sepracor, Inc.*                             4,749            170,489
Express Scripts, Inc.*                      2,910            161,505
Applied Biosystems Group -
  Applera Corp.                             6,224            151,866
St. Jude Medical, Inc.*                     2,150            147,167
Zimmer Holdings, Inc.*                      5,236            145,299
Beckman Coulter, Inc.                       3,225            142,706
Shire Pharmaceuticals Plc.*                 3,399            136,980
Universal Health Services*                  2,780            135,664
Gilead Sciences, Inc.*                      2,310            129,753
Millennium Pharmaceuticals*                 6,972            123,823
Human Genome
  Sciences, Inc.*                           3,954            122,218
Trigon Healthcare, Inc.*                    1,600            104,800
QLT, Inc.*                                  6,272             96,777
IVAX Corp.*                                 4,035             89,456
Health Net, Inc.*                           4,210             80,916
Omnicare, Inc.                              3,320             72,476
Aetna, Inc.-New                             2,100             60,669
Orthodontic Centers Of
  America*                                  2,430             59,899
Protein Design Labs, Inc.*                  1,200             56,676
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $49,907,845)                                      60,137,557
                                                        ------------

                                             FACE
                                           AMOUNT
                                           ------
REPURCHASE AGREEMENTS 1.5%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 2):
  3.15% due 10/01/01                     $502,555            502,555
  3.18% due 10/01/01                      251,277            251,277
  3.20% due 10/01/01                      141,833            141,833
                                                        ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $895,665)                                            895,665
                                                        ------------
TOTAL INVESTMENTS 100%
  (Cost $50,803,510)                                    $ 61,033,222
                                                        ============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

INTERNET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2001

                                                              MARKET
                                                               VALUE
                                           SHARES           (NOTE 1)
--------------------------------------------------------------------
COMMON STOCKS 98.5%
AOL Time Warner, Inc.*                      8,394       $    277,841
Cisco Systems, Inc.*                       15,075            183,614
eBay, Inc.*                                 2,839            129,884
Qwest Communications
  International                             7,712            128,790
Intuit, Inc.*                               2,520             90,216
VeriSign, Inc.*                             1,914             80,197
Qualcomm, Inc.*                             1,610             76,539
Sun Microsystems, Inc.*                     9,252             76,514
Broadcom Corp.*                             2,907             59,012
Yahoo, Inc.*                                6,670             58,763
Check Point Software
  Technologies*                             2,138             47,079
BEA Systems, Inc.*                          4,035             38,696
Earthlink, Inc.*                            1,780             27,109
Amazon.com, Inc.*                           4,510             26,925
E*trade Group, Inc.*                        4,110             24,866
Network Associates, Inc.*                   1,890             24,362
Juniper Networks, Inc.*                     2,367             22,960
WebMD Corp.*                                5,160             21,982
Checkfree Corp.*                            1,148             19,482
3Com Corp.*                                 5,100             19,125
Novell, Inc.*                               5,184             18,973
Tibco Software, Inc.*                       2,563             18,812
Level 3 Communications,
  Inc.*                                     4,610             17,426
i2 Technologies, Inc.*                      4,860             16,718
RSA Security, Inc.*                         1,004             13,514
Sycamore Networks, Inc.                     3,374             11,742
RealNetworks, Inc.*                         2,106             10,235
Vignette Corp.*                             2,800              9,912
Palm, Inc.*                                 6,770              9,884
DoubleClick, Inc.*                          1,655              9,434
Nortel Networks Corp.                       1,441              8,084
Red Hat, Inc.*                              2,220              7,770
Priceline.com, Inc.*                        2,000              7,580
CNET Networks, Inc.*                        1,400              6,020
Scientific-Atlanta, Inc.                      337              5,914
Ariba, Inc.*                                2,630              4,892
Freemarkets, Inc.*                            460              4,867
Commerce One, Inc.*                         1,840              4,526
Travelocity.com*                              320              4,256
Inktomi Corp.*                              1,508              4,132
webMethods, Inc.*                             536              3,704
CMGI,Inc.*                                  3,516              3,516
Akamai Technologies, Inc.*                  1,099              3,198
Turnstone Systems, Inc.*                      992              2,976
BroadVision, Inc.*                          3,117              2,836
Redback Networks*                           1,725              2,501
Global Crossing, Ltd.*                        973              1,751
Internet Capital Group,
  Inc.*                                     2,420                968
At Home Corp.*                              5,046                757
Exodus Communications,
  Inc.*                                     3,715                  0
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $1,894,284)                                        1,650,854
                                                        ------------

                                             FACE
                                           AMOUNT
                                           ------
REPURCHASE AGREEMENTS 1.5%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 2):
  3.15% due 10/01/01                      $14,086             14,086
  3.18% due 10/01/01                        7,043              7,043
  3.20% due 10/01/01                        3,975              3,975
                                                        ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $25,104)                                              25,104
                                                        ------------
TOTAL INVESTMENTS 100%
  (Cost $1,919,388)                                     $  1,675,958
                                                        ============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

LEISURE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2001

                                                              MARKET
                                                               VALUE
                                           SHARES           (NOTE 1)
--------------------------------------------------------------------
COMMON STOCKS 96.8%
AOL Time Warner, Inc.*                      8,936       $    295,781
Viacom, Inc.*                               4,879            168,325
Walt Disney Co.*                            4,305             80,158
Sony Corp.                                  2,388             79,282
Clear Channel
  Communications*                           1,682             66,860
Harley-Davidson,Inc.                        1,628             65,934
Carnival Corp.                              2,869             63,175
USA Networks, Inc.*                         3,448             61,995
News Corp, Ltd.                             2,268             54,659
Marriott International, Inc.                1,626             54,308
Electronic Arts, Inc.*                      1,165             53,206
Mattel, Inc.                                3,254             50,958
Gemstar-TV Guide
  International, Inc.*                      1,994             39,302
Sabre Holdings Corp.*                       1,205             32,222
International Game
  Technology*                                 734             31,195
Starwood Hotels & Resorts
  Worldwide, Inc.                           1,396             30,712
THQ,Inc.*                                     652             28,134
Polaris Industries, Inc.                      666             25,561
Toys R US, Inc.*                            1,235             21,279
International Speedway
  Corp.                                       508             17,694
Meredith Corp.                                393             12,627
Pixar, Inc.*                                  298             12,039
Ticketmaster*                               1,110             11,489
MGM Mirage*                                   468             10,521
Macrovision Corp.*                            321              9,120
Four Seasons
  Hotels, Inc.                                229              8,581
Six Flags, Inc.*                              655              8,011
Hotel Reservations
  Network, Inc.*                              346              7,868
Royal Caribbean
  Cruises, Ltd.                               648              6,953
Direct Focus, Inc.*                           314              6,249
Take-Two Interactive
  Software*                                   864              6,108
Activision, Inc.*                             224              6,097
Harman International
  Industries, Inc.                            175              5,863
Extended Stay America, Inc.*                  404              5,846
Jakks Pacific, Inc.*                          376              5,076
Bally Total Fitness
  Holding*                                    248              5,037
Metro-Goldwyn-Mayer,Inc.*                     291              4,932
Anchor Gaming*                                108              4,482
SCP Pool Corp.*                               207              4,419
Winnebago Industries                          194              4,161
WMS Industries, Inc.*                         139              2,431
Sirius Satellite Radio, Inc.                  643              2,308
Pegasus Communications
  Corp.*                                      248              1,736
Concord Camera Corp.*                         154                675
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $1,399,858)                                        1,473,369
                                                        ------------

                                             FACE
                                           AMOUNT
                                           ------
REPURCHASE AGREEMENTS 3.2%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 2):
  3.15% due 10/01/01                      $27,018             27,018
  3.18% due 10/01/01                       13,509             13,509
  3.20% due 10/01/01                        7,626              7,626
                                                        ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $48,153)                                              48,153
                                                        ------------
TOTAL INVESTMENTS 100%
  (Cost $1,448,011)                                     $  1,521,522
                                                        ============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2001

                                                              MARKET
                                                               VALUE
                                           SHARES           (NOTE 1)
--------------------------------------------------------------------
COMMON STOCKS 98.6%
Barrick Gold Corp.                        698,763       $ 12,123,538
Placer Dome, Inc.                         901,695         11,532,679
Newmont Mining Corp.                      486,836         11,489,330
Homestake Mining Co.                      379,809          3,532,224
Gold Fields, Ltd.                         786,815          3,493,459
Meridian Gold, Inc.*                      311,641          3,400,003
Harmony Gold Mining
  Co., Ltd.                               628,548          3,337,590
Agnico-Eagle Mines                        308,239          3,193,356
Anglogold, Ltd.                           199,161          3,178,610
Freeport-McMoran
  Copper & Gold Inc.*                     260,129          2,858,818
Anglo American Plc                        227,609          2,713,099
Phelps Dodge Corp.                         79,829          2,195,298
Apex Silver Mines, Ltd.*                  207,548          1,899,064
BHP Billiton, Ltd.                        219,710          1,889,506
Glamis Gold, Ltd.*                        382,542          1,468,961
Stillwater Mining Co.*                     67,801          1,364,156
Buenaventura SA                            46,510          1,006,941
Goldcorp, Inc.                             31,000            359,600
Inco, Ltd.*                                23,200            287,912
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $60,749,529)                                      71,324,144
                                                        ------------

                                             FACE
                                           AMOUNT
                                           ------
REPURCHASE AGREEMENTS 1.4%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 2):
  3.15% due 10/01/01                     $559,184       $    559,184
  3.18% due 10/01/01                      279,592            279,592
  3.20% due 10/01/01                      157,816            157,816
                                                        ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $996,592)                                            996,592
                                                        ------------
TOTAL INVESTMENTS 100%
  (Cost $61,746,121)                                    $ 72,320,736
                                                        ============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

RETAILING FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2001

                                                              MARKET
                                                               VALUE
                                           SHARES           (NOTE 1)
--------------------------------------------------------------------
COMMON STOCKS 98.7%
Wal-Mart Stores, Inc.                     108,108       $  5,351,347
Home Depot, Inc.                          101,958          3,912,129
Walgreen Co.                               54,691          1,883,011
Lowe's Co.                                 41,444          1,311,703
Sears,Roebuck And Co.                      36,237          1,255,250
Target Corp.                               38,203          1,212,945
Kroger Co.*                                47,930          1,180,995
Safeway, Inc.*                             29,720          1,180,478
Kohls Corp.*                               23,789          1,141,872
Costco Wholesale Corp.*                    26,253            933,557
May Department Stores Co.                  31,573            916,248
CVS Corp.                                  22,395            743,514
Albertson's, Inc.                          21,730            692,752
Federated Department
  Stores*                                  21,948            618,934
J.C.Penney Co.                             23,980            525,162
The Gap, Inc.                              37,236            444,970
Best Buy Co., Inc.*                         8,113            368,736
TJX Cos., Inc.                             10,172            334,659
Bed Bath & Beyond, Inc.*                   10,924            278,125
K Mart Corp.*                              30,564            213,642
Limited, Inc.                              20,812            197,714
Dollar General Corp.                       16,612            194,360
Staples, Inc.*                             13,322            177,449
Autozone, Inc.*                             3,167            164,241
RadioShack Corp.                            5,925            143,681
Toys R Us, Inc.*                            7,671            132,171
Tiffany & Co.                               5,234            113,316
Family Dollar Stores                        4,085            112,419
BJ's Wholesale Club, Inc.*                  1,919             91,364
Circuit City Stores                         6,355             76,260
AR Dillard's, Inc.                          4,130             54,392
Nordstrom, Inc.                             3,720             53,754
Sherwin-Williams Co.                        2,370             52,661
Ross Stores, Inc.                           1,748             51,129
Michaels Stores, Inc.*                      1,350             49,329
Winn-Dixie Stores, Inc.                     3,110             35,610
Payless Shoesource, Inc.*                     604             33,099
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $24,634,709)                                      26,232,978
                                                        ------------

                                             FACE
                                           AMOUNT
                                           ------
REPURCHASE AGREEMENTS 1.3%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 2):
  3.15% Due 10/01/01                      198,570       $    198,570
  3.18% Due 10/01/01                       99,285             99,285
  3.20% Due 10/01/01                       56,041             56,041
                                                        ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $353,896)                                            353,896
                                                        ------------
TOTAL INVESTMENTS 100%
  (Cost $24,988,605)                                    $ 26,586,874
                                                        ============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2001

                                                              MARKET
                                                               VALUE
                                           SHARES           (NOTE 1)
--------------------------------------------------------------------
COMMON STOCKS 98.2%
Microsoft Corp.*                           77,607       $  3,971,151
International Business
  Machines Corp.                           40,846          3,770,087
AOL Time Warner, Inc.*                     98,850          3,271,935
Intel Corp.                               156,111          3,183,103
Cisco Systems, Inc.*                      173,408          2,112,109
Oracle Corp.*                             133,879          1,684,198
Dell Computer Corp.*                       63,526          1,177,137
Texas Instruments, Inc.                    42,138          1,052,607
Motorola, Inc.                             59,168            923,021
Qualcomm, Inc.*                            18,893            898,173
Automatic Data Processing                  18,119            852,318
Hewlett-Packard Co.                        49,586            798,335
Electronic Data Systems
  Corp.                                    13,080            753,146
Sun Microsystems, Inc.*                    81,956            677,776
First Data Corp.                           11,410            664,747
Massachusetts EMC Corp.*                   53,775            631,856
Applied Materials, Inc.*                   20,370            579,323
Lucent Technologies,Inc                    98,267            563,070
ST Microelectronics N.V.                   24,400            524,356
Nortel Networks Corp.                      85,490            479,599
Computer Associates
  International, Inc.                      16,930            435,778
Paychex, Inc.                              13,410            422,549
Concord EFS, Inc.*                          8,360            409,222
Compaq Computer Corp.                      49,113            408,129
Maxim Integrated Products*                 10,730            374,906
Analog Devices, Inc.*                      11,340            370,818
eBay, Inc.*                                 7,450            340,838
Linear Technology Corp.                    10,288            337,446
Micron Technology, Inc.*                   16,090            302,975
Intuit,Inc.*                                8,358            299,216
Agilent Technologies,Inc.*                 14,280            279,174
VeriSign,Inc.*                              6,527            273,481
Lexmark International,Inc.*                 5,970            266,919
Corning,Inc.                               29,667            261,663
Electronic Arts,Inc.*                       5,605            255,980
Solectron Corp.*                           21,382            249,100
Xilinx,Inc.*                               10,328            243,018
JDS Uniphase Corp.*                        37,884            239,427
Apple Computer,Inc.*                       15,372            238,420
Flextronics International,
  Ltd.*                                    14,167            234,322
Altera Corp.*                              14,034            229,877
Amdocs, Ltd.*                               7,908            210,748
Kla-Tencor Corp.*                           6,453            203,786
Veritas Software Corp.*                    10,830            199,705
Unisys Corp.*                              22,390            193,897
ASML Holding N.V.*                         17,286            193,776
LSI Logic Corp.*                           16,260            191,055
Adobe Systems,Inc                           7,740            185,605
Peoplesoft,Inc.*                            9,693            174,862
Celestica,Inc.*                             6,340            173,082
Sanmina Corp.*                             12,351            167,727
Siebel Systems,Inc.*                       12,696            165,175
Compuware Corp.*                           19,140            159,436
Novellus Systems,Inc.*                      5,536            158,108
Yahoo,Inc.*                                17,809            156,897
Citrix Systems,Inc.*                        7,829            155,014
Check Point Software
  Technologies*                             6,638            146,169
Nvidia Corp.*                               5,050            138,723
ADC Telecommunications,
  Inc.*                                    39,498            137,848
Broadcom Corp.*                             6,692            135,848
Comverse Technology,Inc.*                   6,105            125,030
BMC Software,Inc.*                          9,720            123,444
BEA Systems,Inc.*                          12,129            116,317
Scientific-Atlanta,Inc.                     6,150            107,933
Brocade Communications
  System*                                   7,458            104,636
CIENA Corp.*                                9,878            101,645
Juniper Networks,Inc.*                     10,186             98,804
Advanced Micro Devices*                    11,710             95,437
Sandisk Corp.*                              8,876             87,517
Amazon.Com,Inc.*                           14,560             86,923
Applied Micro Circuits
  Corp.*                                   12,059             84,292
PMC - Sierra,Inc.*                          8,097             84,128
Openwave Systems,Inc.*                      6,388             81,447
Rational Software Corp.*                    9,134             79,100
QLogic Corp.*                               3,560             67,640
Vitesse Semiconductor
  Corp.*                                    7,187             55,699
i2 Technologies,Inc.*                      15,863             54,569
Sonus Networks,Inc.*                        9,289             27,867
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $42,128,714)                                      39,871,194
                                                        ------------

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2001

                                                              MARKET
                                            FACE               VALUE
                                           AMOUNT            (NOTE 1)
--------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.8%
Repurchase Agreements Collateralized
  by U.S.Treasury
  Obligations (Note 2):
  3.15% Due 10/01/01                   $  418,052       $    418,052
  3.18% Due 10/01/01                      209,026            209,026
  3.20% Due 10/01/01                      117,984            117,984
                                                        ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $745,062)                                            745,062
                                                        ------------
TOTAL INVESTMENTS 100%
  (Cost $42,873,776)                                    $ 40,616,256
                                                        ============

See Notes to Financial Statements.

TELECOMMUNICATIONS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                          September 30, 2001

                                                                  MARKET
                                                                   VALUE
                                                SHARES          (NOTE 1)
------------------------------------------------------------------------
COMMON STOCKS 98.5%
SBC Communications, Inc.                       128,610     $   6,060,103
Verizon Communications, Inc.                   102,100         5,524,631
Nokia OYJ                                      193,242         3,024,237
BellSouth Corp.                                 56,840         2,361,702
AT&T Corp.                                      91,430         1,764,599
WorldCom, Inc.-WorldCom Group*                 114,268         1,718,591
Qualcomm, Inc.*                                 32,575         1,548,616
Motorola, Inc.                                  95,112         1,483,747
Vodafone Group Plc.                             66,861         1,468,268
Alltel Corp                                     19,210         1,113,220
Sprint Corp.-FON Group                          45,861         1,101,123
Telefonaktiebolaget LM Ericsson                308,894         1,078,040
Sprint Corp.-PCS Group*.                        39,316         1,033,618
Qwest Communications International              60,157         1,004,622
Lucent Technologies, Inc.                      142,241           815,041
Nortel Networks Corp.                          135,520           760,267
Alcatel SA                                      51,722           599,975
AT&T Wireless Services, Inc.*                   29,186           436,039
Telephone & Data Systems, Inc.                   4,337           408,979
CenturyTel, Inc.                                11,444           383,374
Corning, Inc.                                   39,794           350,983
JDS Uniphase Corp.*                             54,755           346,052
Nextel Communications, Inc.*                    32,257           279,346
BCE, Inc.                                       11,986           264,291
COX Communications, Inc.*                        5,716           238,643
L-3 Communications Holdings, Inc.*               2,420           211,629
Broadwing, Inc.                                 12,850           206,628
Tellabs, Inc.*                                  18,888           186,613
Harris Corp.                                     4,940           157,191
Comverse Technology, Inc.*                       7,469           152,965
Scientific-Atlanta, Inc.                         7,460           130,923
British Telecommunications Plc.                  2,331           119,231
ADC Telecommunications, Inc.*                   32,317           112,786
Deutsche Telekom                                 7,266           112,623
Polycom, Inc.*                                   3,780     $      92,119
US Cellular Corp.*                               1,809            89,545
Andrew Corp.*                                    4,338            78,865
Price Communications Corp.*                      4,530            76,783
PanAmSat Corp.*                                  3,165            73,776
Global Crossing, Ltd.*                          39,450            71,010
Anixter International, Inc.*                     2,780            68,888
Cable & Wireless Plc.                            3,943            50,904
Metro One
  Telecommunications*                            1,370            31,784
                                                           -------------
TOTAL COMMON STOCKS
  (Cost $35,897,504)                                          37,192,370
                                                           -------------

                                                  FACE
                                                AMOUNT
                                                ------
REPURCHASE AGREEMENTS 1.5%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 2):
  3.15% Due 10/01/01                        $  310,728           310,728
  3.18% Due 10/01/01                           155,364           155,364
  3.20% Due 10/01/01                            87,694            87,694
                                                           -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $553,786)                                                553,786
                                                           -------------
TOTAL INVESTMENTS 100%
  (Cost $36,451,290)                                       $  37,746,156
                                                           =============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

TRANSPORTATION FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2001

                                                                MARKET
                                                                 VALUE
                                               SHARES         (NOTE 1)
------------------------------------------------------------------------
COMMON STOCKS 99.8%
Union Pacific Corp.                            35,484     $  1,664,198
FedEx Corp.*                                   44,350        1,629,863
Southwest Airlines                             91,125        1,352,295
United Parcel Service,Inc.                     25,560        1,328,609
Canadian Pacific Railway, Ltd.*                21,529          690,866
Burlington Northern Santa Fe Corp.             25,564          683,837
Magna International,Inc.                       12,765          673,354
Paccar,Inc.                                    13,242          649,785
Canadian National Railway Co.                  15,179          577,561
Delta Air Lines, Inc.                          19,022          501,230
CSX Corp.                                      15,881          500,252
C.H. Robinson Worldwide, Inc.                  15,079          436,688
AMR Corp./Del                                  21,474          411,012
Swift Transportation Co., Inc.*                20,730          366,921
Gatx Corp.                                      9,831          330,715
Teekay Shipping Corp.                           7,516          234,349
Norfolk Southern Corp.                         13,953          224,922
Navistar International Corp.                    6,585          186,026
Usfreightways Corp.                             5,366          167,419
Volvo AB                                       11,294          144,450
Continental Airlines, Inc.*                     9,365          140,475
Alexander & Baldwin, Inc.                       5,882          137,698
Expeditors International Washington, Inc.       2,673          126,567
UAL Corp.                                       6,556          119,713
Northwest Airlines Corp.*                       9,806          111,886
British Airways Plc.                            3,292           87,896
Florida East Coast Inds.                        3,464           76,208
Landstar System, Inc.*                            895           57,280
Dana Corp.                                      3,549           55,364
EGL,Inc.*                                       6,139           54,453
CNF,Inc.                                        2,344           53,514
Roadway Corp.                                   1,994           48,035
Knightsbridge Tankers, Ltd.                     2,664           46,647
KLM-Koninklijke Luchtvaart Mij N.V.             5,567           45,538
Atlantic Coast Airlines Holdings, Inc.*         3,061           40,711
Arnold Industries, Inc.                         1,743     $     36,080
Atlas Air Worldwide Holdings, Inc.*             3,328           32,781
Alaska Air Group, Inc.                          1,555           31,053
JB Hunt Transport Services, Inc.                2,305           30,772
Skywest, Inc.                                   1,582           26,451
Forward Air Corp.*                              1,057           24,882
US Airways Group, Inc.                          2,208           10,267
                                                          ------------
TOTAL COMMON STOCKS
(Cost $13,618,068)                                          14,148,623
                                                          ------------

                                                FACE
                                              AMOUNT
                                              ------
REPURCHASE AGREEMENTS 0.2%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 2):
  3.15% Due 10/01/01                        $   18,590          18,590
  3.18% Due 10/01/01                             9,295           9,295
  3.20% Due 10/01/01                             5,246           5,246
                                                          ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $33,131)                                                33,131
                                                          ------------
TOTAL INVESTMENTS 100%
  (Cost $13,651,199)                                      $ 14,181,754
                                                          ============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

UTILITIES FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2001

                                                                   MARKET
                                                                    VALUE
                                                SHARES            (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 98.3%
Duke Energy Corp.                              41,665    $      1,577,019
El Paso Corp.                                  22,972             954,487
Enron Corp.                                    24,364             663,432
Dominion Resources,
  Inc./Va                                      11,063             656,589
American Electric Power                        14,132             610,926
GPU, Inc.                                      14,818             598,054
Exelon Corp.                                   12,778             569,899
FPL Group, Inc.                                10,341             553,761
Allegheny Energy, Inc.                         15,081             553,473
The Southern Co.                               20,716             496,770
TXU Corp.                                      10,378             480,709
Progress Energy,Inc.                           10,771             463,045
Public Service Enterprise
  Group                                        10,864             462,263
Dynegy,Inc.                                    12,824             444,352
Ameren Corp.                                    7,734             296,986
Williams Cos., Inc.                            10,480             286,104
Kinder Morgan, Inc.                             5,217             256,729
DTE Energy Co.                                  5,600             241,080
AES Corp.*                                     18,334             235,042
PPL Corp.                                       6,474             211,052
Reliant Energy, Inc.                            7,969             209,744
XCEL Energy, Inc.                               7,415             208,732
Cinergy Corp.                                   6,170             190,468
FirstEnergy Corp.                               5,105             183,525
Mirant Corp.*                                   8,231             180,259
KeySpan Corp.                                   5,152             171,252
Calpine Corp.*                                  7,502             171,121
Equitable Resources, Inc.                       5,436             163,134
Entergy Corp.                                   4,570             162,509
NiSource, Inc.                                  6,344             147,879
Pinnacle West Capital
  Corp.                                         3,641             144,548
Consolidated Edison, Inc.                       2,378              96,832
Potomac Electric Power                          4,202              92,276
CMS Energy Corp.                                4,118              82,360
Constellation Energy
  Group,Inc.                                    2,991              72,382
National Fuel Gas Co.                           3,050              70,242
Utilicorp United, Inc.                          2,356              65,992
Idacorp,Inc.                                    1,672              59,791
Nicor,Inc.                                      1,527              59,171
Western Resources, Inc.                         3,384              56,005
Teco Energy,Inc.                                2,034              55,121
Peoples Energy Corp.                            1,341              53,318
Oneok,Inc.                                      2,656              43,983
                                                         ----------------
TOTAL COMMON STOCKS
   (Cost $12,845,184)                                          13,352,416
                                                         ----------------

                                               FACE
                                             AMOUNT
REPURCHASE AGREEMENTS 1.7%
Repurchase Agreements
   Collateralized by U.S.
   Treasury Obligations
   (Note 2):
   3.15% Due 10/01/01               $         125,700             125,700
   3.18% Due 10/01/01                          62,850              62,850
   3.20% Due 10/01/01                          35,476              35,476
                                                         ----------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $224,026)                                                224,026
                                                         ----------------

TOTAL INVESTMENTS 100%
   (Cost $13,069,210)                                    $     13,576,442
                                                         ================


* NON-INCOME PRODUCING SECURITIES

 See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                                                                         BASIC
                                                                   BANKING           MATERIALS       BIOTECHNOLOGY
                                                                      FUND                FUND                FUND
                                                             -------------       -------------      --------------

ASSETS
Securities at Value (Note 1 and Note 2) - See
  Accompanying Schedules*                                    $  25,193,439       $  22,562,160      $  251,941,216
Receivable for Securities Sold (Note 1)                                 --             424,819          11,618,121
Investment Income Receivable                                        59,702              66,474                 900
Receivable for Shares Purchased                                  1,362,648             339,094           1,501,370
Other Assets                                                            --                 381               1,131
                                                             -------------       -------------      --------------
   TOTAL ASSETS                                                 26,615,789          23,392,928         265,062,738
                                                             -------------       -------------      --------------

LIABILITIES
Payable for Securities Purchased (Note 1)                          346,935                  --                  --
Liability for Shares Redeemed                                      928,860             668,767          11,688,274
Investment Advisory Fee Payable (Note 3)                            14,690              14,401             184,630
Custody Fees Payable                                                15,278                  --              50,812
Transfer Agent Fee Payable (Note 3)                                  4,321               4,236              54,303
Distribution and Service Fee Payable (Note 3)                        1,664                 429              11,135
Other Liabilities                                                    1,624              18,634              34,561
                                                             -------------       -------------      --------------
   TOTAL LIABILITIES                                             1,313,372             706,467          12,023,715
                                                             -------------       -------------      --------------
NET ASSETS (NOTE 7)                                          $  25,302,417       $  22,686,461      $  253,039,023
                                                             =============       =============      ==============

INVESTOR CLASS:
Net Assets                                                   $  21,503,959       $  21,856,335      $  231,293,811
Shares Outstanding                                               2,712,058           3,242,014          11,074,665
Net Asset Value Per Share                                    $        7.93       $        6.74      $        20.88

ADVISOR CLASS:
Net Assets                                                   $   3,340,362       $     691,661      $   21,293,685
Shares Outstanding                                                 430,355             103,905           1,042,217
Net Asset Value Per Share                                    $        7.76       $        6.66      $        20.43

C CLASS:
Net Assets                                                   $     458,096       $     138,465      $      451,527
Shares Outstanding                                                  58,042              20,647              21,728
Net Asset Value Per Share                                    $        7.89       $        6.71      $        20.78


                                       23

                                                                  CONSUMER
                                                                  PRODUCTS         ELECTRONICS              ENERGY
                                                                      FUND                FUND                FUND
                                                             -------------       -------------      --------------

ASSETS
Securities at Value (Note 1 and Note 2) - See
  Accompanying Schedules*                                    $  24,829,081       $  42,210,655      $   21,939,645
Receivable for Securities Sold (Note 1)                          1,013,659                  --             803,795
Investment Income Receivable                                       138,419              14,786              21,191
Receivable for Shares Purchased                                    515,660             740,024           1,241,578
Other Assets                                                            --                 566                  --
                                                             -------------       -------------      --------------
   TOTAL ASSETS                                                 26,496,819          42,966,031          24,006,209
                                                             -------------       -------------      --------------

LIABILITIES
Payable for Securities Purchased (Note 1)                               --             230,193                  --
Liability for Shares Redeemed                                    1,416,516             279,198           2,004,188
Investment Advisory Fee Payable (Note 3)                            28,754              32,145              14,006
Custody Fees Payable                                                    --              10,818                  --
Transfer Agent Fee Payable (Note 3)                                  8,457               9,454               4,120
Distribution and Service Fee Payable (Note 3)                       15,837               1,394               2,154
Other Liabilities                                                   13,636              10,623              15,331
                                                             -------------       -------------      --------------
   TOTAL LIABILITIES                                             1,483,200             573,825           2,039,799
                                                             -------------       -------------      --------------
NET ASSETS (NOTE 7)                                          $  25,013,619       $  42,392,206      $   21,966,410
                                                             =============       =============      ==============

INVESTOR CLASS:
Net Assets                                                   $   8,192,876       $  39,585,004      $   17,526,982
Shares Outstanding                                           $   1,103,249       $   3,361,885      $    1,741,533
Net Asset Value Per Share                                    $        7.43       $       11.77      $        10.06

Net Assets                                                   $  16,515,380       $   2,722,445      $    4,384,586
Shares Outstanding                                               2,257,328             235,548             440,557
Net Asset Value Per Share                                    $        7.32       $       11.56      $         9.95

C CLASS:
Net Assets                                                   $     305,363       $      84,757      $       54,842
Shares Outstanding                                                  41,200               7,229               5,474
Net Asset Value Per Share                                    $        7.41       $       11.72      $        10.02

                                                                    ENERGY           FINANCIAL
                                                                  SERVICES            SERVICES         HEALTH CARE
                                                                      FUND                FUND                FUND
                                                             -------------       -------------      --------------

ASSETS
Securities at Value (Note 1 and Note 2) - See
  Accompanying Schedules*                                    $  19,325,250       $  42,801,410      $   61,033,222
Receivable for Securities Sold (Note 1)                                 --                  --                  --
Investment Income Receivable                                        13,850              42,320              76,720
Receivable for Shares Purchased                                  2,121,933           5,035,042           3,688,377
Other Assets                                                            --                  77                  --
                                                             -------------       -------------      --------------
   TOTAL ASSETS                                                 21,461,033           47,878,849         64,798,319
                                                             -------------       -------------      --------------

LIABILITIES
Payable for Securities Purchased (Note 1)                          507,706           4,218,778           1,965,634
Liability for Shares Redeemed                                    1,529,794             267,901           1,383,889
Investment Advisory Fee Payable (Note 3)                            14,995              23,694              33,718
Custody Fees Payable                                                 9,705                  --                  --
Transfer Agent Fee Payable (Note 3)                                  4,410               6,969               9,917
Distribution and Service Fee Payable (Note 3)                        1,781               9,647              11,054
Other Liabilities                                                    1,535              17,387              31,145
                                                             -------------       -------------      --------------
   TOTAL LIABILITIES                                             2,069,926           4,544,376           3,435,357
                                                             -------------       -------------      --------------
NET ASSETS (NOTE 7)                                          $  19,391,107       $  43,334,473      $   61,362,962
                                                             =============       =============      ==============

INVESTOR CLASS:
Net Assets                                                   $  16,453,640       $  19,841,936      $   36,439,086
Shares Outstanding                                               2,986,857           2,156,591           3,212,555
Net Asset Value Per Share                                    $        5.51       $        9.20      $        11.34

ADVISOR CLASS:
Net Assets                                                   $   2,918,192       $  23,116,530      $   24,382,568
Shares Outstanding                                                 537,724           2,543,639           2,193,451
Net Asset Value Per Share                                    $        5.43       $        9.09      $        11.12

C CLASS:
Net Assets                                                   $      19,275       $     376,007      $      541,308
Shares Outstanding                                                   3,514              41,041              47,952
Net Asset Value Per Share                                    $        5.49       $        9.16      $        11.29

* TOTAL COST OF SECURITIES AT VALUE IS $21,618,551, $21,319,122,
$186,981,557, $23,583,541, $49,265,764, $20,797,110, $16,088,744, $36,157,389
AND $50,803,510 RESPECTIVELY.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) (CONCLUDED)

                                                                  INTERNET            LEISURE
                                                                      FUND               FUND
                                                             -------------      -------------
ASSETS
Securities at Value (Note 1 and Note 2) - See
  Accompanying Schedules*                                    $   1,675,958      $   1,521,522
Receivable for Securities Sold (Note 1)                                 --          1,243,963
Investment Income Receivable                                            62              1,949
Receivable for Shares Purchased                                    304,474             47,036
Other Assets                                                           354              4,148
                                                             -------------      -------------
  TOTAL ASSETS                                                   1,980,848          2,818,618
                                                             -------------      -------------

LIABILITIES
Payable for Securities Purchased (Note 1)                          170,169                 --
Liability for Shares Redeemed                                      131,944          1,337,864
Investment Advisory Fee Payable (Note 3)                               846              2,235
Custody Fees Payable                                                 3,342                 --
Transfer Agent Fee Payable (Note 3)                                    249                657
Distribution and Service Fee Payable (Note 3)                          141                 --
Other Liabilities                                                      180             19,337
                                                             -------------      -------------
   TOTAL LIABILITIES                                               306,871          1,360,093
                                                             -------------      -------------
NET ASSETS (NOTE 7)                                          $   1,673,977      $   1,458,525
                                                             =============      =============

INVESTOR CLASS:
Net Assets                                                   $   1,017,705      $   1,167,264
Shares Outstanding                                                  38,531            183,705
Net Asset Value Per Share                                    $       26.41      $        6.35

ADVISOR CLASS:
Net Assets                                                   $     530,039      $     157,417
Shares Outstanding                                                  20,269             25,461
Net Asset Value Per Share                                    $       26.15      $        6.18

C CLASS:
Net Assets                                                   $     126,233      $     133,844
Shares Outstanding                                                   4,802             21,161
Net Asset Value Per Share                                    $       26.29      $        6.33


                                       25

                                                                  PRECIOUS
                                                                    METALS          RETAILING         TECHNOLOGY
                                                                      FUND               FUND               FUND
                                                             -------------      -------------      -------------

ASSETS
Securities at Value (Note 1 and Note 2) - See
  Accompanying Schedules*                                    $  72,320,736      $  26,586,874      $  40,616,256
Receivable for Securities Sold (Note 1)                          3,222,849            130,093                 --
Investment Income Receivable                                       162,739             18,294              5,983
Receivable for Shares Purchased                                    343,276          1,148,144          2,955,789
Other Assets                                                         2,391              4,638                383
                                                             -------------      -------------      -------------
  TOTAL ASSETS                                                  76,051,991         27,888,043         43,578,411
                                                             -------------      -------------      -------------

LIABILITIES
Payable for Securities Purchased (Note 1)                               --            856,273          2,708,894
Liability for Shares Redeemed                                    3,280,991            219,610            153,726
Investment Advisory Fee Payable (Note 3)                            38,966             13,726             18,583
Custody Fees Payable                                                13,729                 --                 --
Transfer Agent Fee Payable (Note 3)                                 12,989              4,037              5,465
Distribution and Service Fee Payable (Note 3)                          188              5,266              6,371
Other Liabilities                                                    5,490             15,919             17,162
                                                             -------------      -------------      -------------
   TOTAL LIABILITIES                                             3,352,353          1,114,831          2,910,201
                                                             -------------      -------------      -------------
NET ASSETS (NOTE 7)                                          $  72,699,638      $  26,773,212      $  40,668,210
                                                             =============      =============      =============

INVESTOR CLASS:
Net Assets                                                   $  72,473,364      $  10,816,998      $  14,524,474
Shares Outstanding                                               3,366,773          1,201,589          1,598,232
Net Asset Value Per Share                                    $       21.53      $        9.00      $        9.09

ADVISOR CLASS:
Net Assets                                                             N/A      $  15,866,261      $  26,044,946
Shares Outstanding                                                                  1,786,537          2,921,965
Net Asset Value Per Share                                                       $        8.88      $        8.91

C CLASS:
Net Assets                                                   $     226,274      $      89,953      $      98,790
Shares Outstanding                                                  10,533             10,030             10,924
Net Asset Value Per Share                                    $       21.48      $        8.97      $        9.04

                                                                  TELECOM-             TRANS-
                                                               MUNICATIONS          PORTATION          UTILITIES
                                                                      FUND               FUND               FUND
                                                             -------------      -------------      -------------

ASSETS
Securities at Value (Note 1 and Note 2) - See
  Accompanying Schedules*                                    $  37,746,156      $  14,181,754      $  13,576,442
Receivable for Securities Sold (Note 1)                            192,800                 --                 --
Investment Income Receivable                                        12,638             42,424             24,742
Receivable for Shares Purchased                                  1,362,505         10,293,582          1,818,576
Other Assets                                                         1,241                 --                 --
                                                             -------------      -------------      -------------
  TOTAL ASSETS                                                  39,315,340         24,517,760         15,419,760
                                                             -------------      -------------      -------------

LIABILITIES
Payable for Securities Purchased (Note 1)                          278,006          9,373,982          1,669,248
Liability for Shares Redeemed                                    1,091,572            622,519             15,650
Investment Advisory Fee Payable (Note 3)                             8,510              3,743              9,058
Custody Fees Payable                                                 2,589              3,548              9,010
Transfer Agent Fee Payable (Note 3)                                  2,502              1,101              2,664
Distribution and Service Fee Payable (Note 3)                          582                183              4,578
Other Liabilities                                                       --              1,350              8,284
                                                             -------------      -------------      -------------
   TOTAL LIABILITIES                                             1,383,761         10,006,426          1,718,492
                                                             -------------      -------------      -------------
NET ASSETS (NOTE 7)                                          $  37,931,579      $  14,511,334      $  13,701,268
                                                             =============      =============      =============

INVESTOR CLASS:
Net Assets                                                   $  19,438,823      $  13,994,062      $   4,141,426
Shares Outstanding                                               3,137,135          2,625,360            443,782
Net Asset Value Per Share                                    $        6.20      $        5.33      $        9.33

ADVISOR CLASS:
Net Assets                                                   $  18,490,459      $     472,170      $   9,521,729
Shares Outstanding                                               3,044,261             92,198          1,023,860
Net Asset Value Per Share                                    $        6.07      $        5.12      $        9.30

C CLASS:
Net Assets                                                   $       2,297      $      45,102      $      38,113
Shares Outstanding                                                     372              8,458              4,103
Net Asset Value Per Share                                    $        6.17      $        5.33      $        9.29

* TOTAL COST OF SECURITIES AT VALUE IS $1,919,388, $1,448,011, $61,746,121,
$24,988,605, $42,873,776, $36,451,290, $13,651,199 AND $13,069,210 RESPECTIVELY.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                                        BASIC
                                                                   BANKING          MATERIALS      BIOTECHNOLOGY
                                                                      FUND               FUND               FUND
                                                             -------------      -------------      -------------

INVESTMENT INCOME
   Interest (Note 1)                                         $       8,080      $       7,344      $      63,854
   Dividends, Net of Foreign Taxes Withheld*
     (Note 1)                                                      697,588            525,888              5,107
   Other Income                                                         --               (532)                --
                                                             -------------      -------------      -------------
     Total Income                                                  705,668            532,700             68,961
                                                             -------------      -------------      -------------
EXPENSES
   Advisory Fees (Note 3)                                          214,032            147,926          1,517,835
   Transfer Agent Fees (Note 3)                                     65,091             44,019            449,451
   Audit and Outside Services (Note 1)                               1,539              2,637             20,561
   Accounting Fees (Note 3)                                         20,651             16,743             60,746
   Registration Fees (Note 1)                                        6,628              4,119             28,811
   Custodian Fees (Note 1)                                          27,823             32,355             80,505
   Distribution Fees - Advisor Class (Note 3)                       16,398              5,788             47,442
   Servicing Fees - Advisor Class (Note 3)                          16,398              5,494             45,924
   Miscellaneous (Note 1)                                           19,966            (31,932)          (208,464)
                                                             -------------      -------------      -------------
     Total Expenses                                                388,526            227,149          2,042,811
                                                             -------------      -------------      -------------
Net Investment Income (Loss)                                       317,142            305,551         (1,973,850)
                                                             -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on Investment
   Securities                                                   (2,611,063)        (1,277,565)       (12,486,353)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                                (2,247,560)          (380,769)        (2,664,268)
                                                             -------------      -------------      -------------
   Net Loss on Investments                                      (4,858,623)        (1,658,334)       (15,150,621)
                                                             -------------      -------------      -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                   $  (4,541,481)     $  (1,352,783)     $ (17,124,471)
                                                             =============      =============      =============


                                       27

                                                  Period ended september 30,2001

                                                                  CONSUMER
                                                                  PRODUCTS        ELECTRONICS             ENERGY
                                                                      FUND               FUND               FUND
                                                             -------------      -------------      -------------

INVESTMENT INCOME
   Interest (Note 1)                                         $       4,780      $      18,021      $       8,541
   Dividends, Net of Foreign Taxes Withheld* (Note 1)              310,745             79,347            502,373
   Other Income                                                         --                 --                 --
                                                             -------------      -------------      -------------
     Total Income                                                  315,525             97,368            510,914
                                                             -------------      -------------      -------------
EXPENSES
   Advisory Fees (Note 3)                                          117,696            354,954            147,496
   Transfer Agent Fees (Note 3)                                     35,678            115,087             44,091
   Audit and Outside Services (Note 1)                               1,189             29,912              4,890
   Accounting Fees (Note 3)                                         12,284             26,791             15,847
   Registration Fees (Note 1)                                        3,667             43,457              5,626
   Custodian Fees (Note 1)                                          18,521             27,317             29,821
   Distribution Fees -Advisor Class (Note 3)                        29,439             13,224              8,791
   Servicing Fees -Advisor Class (Note 3)                           29,116             13,224              8,791
   Miscellaneous (Note 1)                                           11,352           (146,366)           (46,765)
                                                             -------------      -------------      -------------
     Total Expenses                                                258,942            477,600            218,588
                                                             -------------      -------------      -------------
Net Investment Income (Loss)                                        56,583           (380,232)           292,326
                                                             -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on Investment Securities                 (438,184)       (19,007,944)        (4,606,893)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                                  (409,474)        (9,085,447)        (1,131,545)
                                                             -------------      -------------      -------------
   Net Loss on Investments                                        (847,658)       (28,093,391)        (5,738,438)
                                                             -------------      -------------      -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                   $    (791,075)     $ (28,473,623)     $  (5,446,112)
                                                             =============      =============      =============
                                                                    ENERGY          FINANCIAL             HEALTH
                                                                  SERVICES           SERVICES               CARE
                                                                      FUND               FUND               FUND
                                                             -------------      -------------      -------------

INVESTMENT INCOME
   Interest (Note 1)                                         $       8,376      $      11,839      $      13,794
   Dividends, Net of Foreign Taxes Withheld* (Note
     1)                                                            164,372            547,827            344,206
   Other Income                                                         --                 --                 --
                                                             -------------      -------------      -------------
     Total Income                                                  172,748            559,666            358,000
                                                             -------------      -------------      -------------
EXPENSES
   Advisory Fees (Note 3)                                          179,225            259,857            295,219
   Transfer Agent Fees (Note 3)                                     57,324             83,293             97,555
   Audit and Outside Services (Note 1)                               7,377             11,829             28,795
   Accounting Fees (Note 3)                                         19,656             22,880             24,191
   Registration Fees (Note 1)                                       13,126             20,907             42,152
   Custodian Fees (Note 1)                                          21,373             26,653             33,375
   Distribution Fees - Advisor Class (Note 3)                         7,903             40,902             39,768
   Servicing Fees - Advisor Class (Note 3)                           7,903             40,902             39,768
   Miscellaneous (Note 1)                                          13,498             12,486           (123,347)
                                                             -------------      -------------      -------------
     Total Expenses                                                327,385            519,709            477,476
                                                             -------------      -------------      -------------
Net Investment Income (Loss)                                      (154,637)            39,957           (119,476)
                                                             -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on Investment Securities               (4,685,301)         3,490,653         (4,353,599)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                               (12,861,405)        (7,485,134)         2,282,761
                                                             -------------      -------------      -------------
   Net Loss on Investments                                     (17,546,706)        (3,994,481)        (2,070,838)
                                                             -------------      -------------      -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                   $ (17,701,343)     $  (3,954,524)     $  (2,190,314)
                                                             =============      =============      =============

* NET OF FOREIGN TAX WITHHELD OF $436, $4,322,$1,70 3,$2,946, $14,536,
$36,312, $0, $0 AND $8,236 RESPECTIVELY.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS (UNAUDITED) (CONCLUDED)

                                                                  INTERNET            LEISURE
                                                                      FUND               FUND
                                                             -------------      -------------
INVESTMENT INCOME
   Interest (Note 1)                                         $       4,723      $       5,097
   Dividends, Net of Foreign Taxes Withheld* (Note 1)                1,928             21,198
   Other Income                                                        (22)                --
                                                             -------------      -------------
     Total Income                                                    6,629             26,295
                                                             -------------      -------------
EXPENSES
   Advisory Fees (Note 3)                                           37,409             82,665
   Transfer Agent Fees (Note 3)                                     11,843             27,527
   Audit and Outside Services (Note 1)                               3,676              5,400
   Accounting Fees (Note 3)                                          4,395              9,100
   Registration Fees (Note 1)                                        4,698             10,248
   Custodian Fees (Note 1)                                           7,705             20,830
   Distribution Fees - Advisor Class (Note 3)                        7,524             11,260
   Servicing Fees - Advisor Class (Note 3)                           6,963             10,445
   Miscellaneous (Note 1)                                          (25,329)               646
                                                             -------------      -------------
     Total Expenses                                                 58,884            178,121
                                                             -------------      -------------
Net Investment Income (Loss)                                       (52,255)          (151,826)
                                                             -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 1)
Net Realized Loss on Investment Securities                      (5,330,930)        (4,276,588)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                                   134,776            (52,486)
                                                             -------------      -------------
   Net Gain (Loss) on Investments                               (5,196,154)        (4,329,074)
                                                             -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $  (5,248,409)     $  (4,480,900)
                                                             =============      =============


                                       29

                                                  Period Ended September 30,2001

                                                                  PRECIOUS
                                                                    METALS          RETAILING         TECHNOLOGY
                                                                      FUND               FUND               FUND
                                                             -------------      -------------      -------------

INVESTMENT INCOME
   Interest (Note 1)                                         $       9,455      $       8,043      $      11,683
   Dividends, Net of Foreign Taxes Withheld* (Note 1)              398,137            104,294             58,446
   Other Income                                                         --                 --                 --
                                                             -------------      -------------      -------------
     Total Income                                                  407,592            112,337             70,129
                                                             -------------      -------------      -------------
EXPENSES
   Advisory Fees (Note 3)                                          182,698            166,060            227,835
   Transfer Agent Fees (Note 3)                                     61,202             49,590             71,979
   Audit and Outside Services (Note 1)                               1,624              4,826              7,888
   Accounting Fees (Note 3)                                         20,056             18,368             21,041
   Registration Fees (Note 1)                                        2,198              5,866             14,331
   Custodian Fees (Note 1)                                          21,297             29,253             31,272
   Distribution Fees - Advisor Class (Note 3)                          427             23,080             32,098
   Servicing Fees - Advisor Class (Note 3)                              --             22,744             31,663
   Miscellaneous (Note 1)                                          (11,126)           (48,969)            24,194
                                                             -------------      -------------      -------------
     Total Expenses                                                278,376            270,818            462,301
                                                             -------------      -------------      -------------
Net Investment Income (Loss)                                       129,216           (158,481)          (392,172)
                                                             -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 1)
Net Realized Loss on Investment Securities                      (1,395,634)        (3,190,752)       (13,913,373)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                                 6,836,885         (1,006,808)           191,686
                                                             -------------      -------------      -------------
   Net Gain (Loss) on Investments                                5,441,251         (4,197,560)       (13,721,687)
                                                             -------------      -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS                                                $   5,570,467      $  (4,356,041)     $ (14,113,859)
                                                             =============      =============      =============
                                                                  TELECOM-             TRANS-
                                                               MUNICATIONS          PORTATION          UTILITIES
                                                                      FUND               FUND               FUND
                                                             -------------      -------------      -------------

INVESTMENT INCOME
   Interest (Note 1)                                         $       3,236      $       2,506      $       2,956
   Dividends, Net of Foreign Taxes Withheld*
     (Note 1)                                                       31,808             73,783            385,033
   Other Income                                                         22                298                 --
                                                             -------------      -------------      -------------
     Total Income                                                   35,066             76,587            387,989
                                                             -------------      -------------      -------------
EXPENSES
   Advisory Fees (Note 3)                                           48,366             55,932            101,881
   Transfer Agent Fees (Note 3)                                     14,506             20,840             31,604
   Audit and Outside Services (Note 1)                                 952             10,941              6,254
   Accounting Fees (Note 3)                                          5,652              7,058             13,015
   Registration Fees (Note 1)                                        1,409             16,119              8,739
   Custodian Fees (Note 1)                                          10,790             10,336             20,878
   Distribution Fees - Advisor Class (Note 3)                        3,743              5,660             18,782
   Servicing Fees - Advisor Class (Note 3)                           3,651              5,660             18,651
   Miscellaneous (Note 1)                                           (6,896)           (43,834)           (48,054)
                                                             -------------      -------------      -------------
     Total Expenses                                                 82,173             88,712            171,750
                                                             -------------      -------------      -------------
Net Investment Income (Loss)                                       (47,107)           (12,125)           216,239
                                                             -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 1)
Net Realized Loss on Investment Securities                      (4,027,239)        (1,600,035)        (2,377,233)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                                   249,834           (364,925)        (2,554,350)
                                                             -------------      -------------      -------------
   Net Gain (Loss) on Investments                               (3,777,405)        (1,964,960)        (4,931,583)
                                                             -------------      -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS                                                $  (3,824,512)     $  (1,977,085)     $  (4,715,344)
                                                             =============      =============      =============

* NET OF FOREIGN TAX WITHHELD OF $39, $192, $8,279, $0, $2,475, $2,027,
$4,289 AND $0, RESPECTIVELY.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                         BANKING FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------
FROM OPERATIONS
   Net Investment Income (Loss)                              $     317,142      $   1,018,710
   Net Realized Loss on Investments                             (2,611,063)       (30,049,377)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                              (2,247,560)         2,662,707
                                                             -------------      -------------
   Net Decrease in Net Assets from Operations                   (4,541,481)       (26,367,960)
                                                             -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                                  --                 --

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 6)                            (29,056,169)        27,850,139
                                                             -------------      -------------
   Net Increase (Decrease) in Net Assets                       (33,597,650)         1,482,179
NET ASSETS--BEGINNING OF PERIOD                                 58,900,067         57,417,888
                                                             -------------      -------------
NET ASSETS--END OF PERIOD                                    $  25,302,417      $  58,900,067
                                                             =============      =============


                                       31

                                                                    BASIC MATERIALS FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

FROM OPERATIONS
   Net Investment Income (Loss)                              $     305,551      $     179,931
   Net Realized Loss on Investments                             (1,277,565)        (8,456,623)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                               (380,769)           915,645
                                                             -------------      -------------
   Net Decrease in Net Assets from Operations                   (1,352,783)        (7,361,047)
                                                             -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                                  --                 --

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 6)                              7,208,518          2,259,345
                                                             -------------      -------------
   Net Increase (Decrease) in Net Assets                         5,855,735         (5,101,702)
NET ASSETS--BEGINNING OF PERIOD                                 16,830,726         21,932,428
                                                             -------------      -------------
NET ASSETS--END OF PERIOD                                    $  22,686,461      $  16,830,726
                                                             =============      =============
                                                                     BIOTECHNOLOGY FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

FROM OPERATIONS
   Net Investment Income (Loss)                              $  (1,973,850)     $  (6,985,010)
   Net Realized Loss on Investments                            (12,486,353)      (101,187,065)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                             (2,664,268)       (74,514,254)
                                                             -------------      -------------
   Net Decrease in Net Assets from Operations                  (17,124,471)      (182,686,329)
                                                             -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
                                                                        --                 --
NET INCREASE (DECREASE) IN NET ASSETS
FROM SHARE TRANSACTIONS (NOTE 6)                               (38,986,348)       (10,223,909)
                                                             -------------      -------------
   Net Increase (Decrease) in Net Assets                       (56,110,819)      (192,910,238)
NET ASSETS--BEGINNING OF PERIOD                                309,149,842        502,060,080
                                                             -------------      -------------
NET ASSETS--END OF PERIOD                                    $ 253,039,023      $  309,149,842
                                                             =============      =============
                                                                   CONSUMER PRODUCTS FUND
                                                             --------------------------------

                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

FROM OPERATIONS
   Net Investment Income (Loss)                              $      56,583      $     121,975
   Net Realized Loss on Investments                               (438,184)       (10,312,989)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                               (409,474)         1,037,151
                                                             -------------      -------------
   Net Decrease in Net Assets from Operations                     (791,075)        (9,153,863)
                                                             -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                                  --                 --

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 6)                               (802,135)        23,444,590
                                                             -------------      -------------
   Net Increase (Decrease) in Net Assets                        (1,593,210)        14,290,727
NET ASSETS--BEGINNING OF PERIOD                                 26,606,829         12,316,102
                                                             -------------      -------------
NET ASSETS--END OF PERIOD                                    $  25,013,619      $  26,606,829
                                                             =============      =============

SEE NOTES TO FINANCIAL STATEMENTS

                                                                     ELECTRONICS FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

FROM OPERATIONS
   Net Investment Income (Loss)                              $    (380,232)     $  (3,090,938)
   Net Realized Gain (Loss) on Investments                     (19,007,944)       (92,118,538)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                             (9,085,447)      (126,645,970)
                                                             -------------      -------------
   Net Decrease in Net Assets from Operations                  (28,473,623)      (221,855,446)
                                                             -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
   From Realized Gain on Investments
   Investor Class                                                       --         (1,160,006)
   Advisor Class                                                        --           (162,502)
                                                                        --                 --
   C Class                                                   -------------      -------------
   Total Distributions to Shareholders                                  --         (1,322,508)
                                                             -------------      -------------

NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS (NOTE 6)                                  (6,592,449)         1,048,693
                                                             -------------      -------------
   Net Increase (Decrease) in Net Assets                       (35,066,072)      (222,129,261)
NET ASSETS--BEGINNING OF PERIOD                                 77,458,278        299,587,539
                                                             -------------      -------------
NET ASSETS--END OF PERIOD                                    $  42,392,206      $  77,458,278
                                                             =============      ============-


                                       33

                                                                        ENERGY FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

FROM OPERATIONS
   Net Investment Income (Loss)                              $     292,326      $    (168,547)
   Net Realized Gain (Loss) on Investments                      (4,606,893)        (6,443,346)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                             (1,131,545)           564,010
                                                             -------------      -------------
   Net Decrease in Net Assets from Operations                   (5,446,112)        (6,047,883)
                                                             -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
   From Realized Gain on Investments
   Investor Class                                                       --                 --
   Advisor Class                                                        --                 --
                                                                        --                 --
   C Class                                                   -------------      -------------
   Total Distributions to Shareholders                                  --                 --
                                                             -------------      -------------


NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS (NOTE 6)                                   7,428,124          7,620,076
                                                             -------------      -------------
   Net Increase (Decrease) in Net Assets                         1,982,012          1,572,193
NET ASSETS--BEGINNING OF PERIOD                                 19,984,398         18,412,205
                                                             -------------      -------------
NET ASSETS--END OF PERIOD                                    $  21,966,410      $  19,984,398
                                                             =============      =============

                                                                   ENERGY SERVICES FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

FROM OPERATIONS
   Net Investment Income (Loss)                              $    (154,637)     $    (488,392)
   Net Realized Gain (Loss) on Investments                      (4,685,301)       (31,276,883)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                            (12,861,405)        (3,477,549)
                                                             -------------      -------------
   Net Decrease in Net Assets from Operations                  (17,701,343)       (35,242,824)
                                                             -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
   From Realized Gain on Investments
   Investor Class                                                       --                 --
   Advisor Class                                                        --                 --
   C Class                                                              --                 --
                                                             -------------      -------------
   Total Distributions to Shareholders                                  --                 --
                                                             -------------      -------------


NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS (NOTE 6)                                 (15,948,352)          (849,305)
                                                             -------------      -------------
   Net Increase (Decrease) in Net Assets                       (33,649,695)       (36,092,129)
NET ASSETS--BEGINNING OF PERIOD                                 53,040,802         89,132,931
                                                             -------------      -------------
NET ASSETS--END OF PERIOD                                    $  19,391,107      $  53,040,802
                                                             =============      =============
                                                                   FINANCIAL SERVICES FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

FROM OPERATIONS
   Net Investment Income (Loss)                              $      39,957      $     506,988
   Net Realized Gain (Loss) on Investments                       3,490,653        (30,266,447)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                             (7,485,134)         4,560,315
                                                             -------------      -------------
   Net Decrease in Net Assets from Operations                   (3,954,524)       (25,199,144)
                                                             -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
   From Realized Gain on Investments
   Investor Class                                                       --                 --
   Advisor Class                                                        --                 --
   C Class                                                              --                 --
                                                             -------------      -------------
   Total Distributions to Shareholders                                  --                 --
                                                             -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS (NOTE 6)                                 (18,527,744)      (184,192,340)
                                                             -------------      -------------
   Net Increase (Decrease) in Net Assets                       (22,482,268)      (209,391,484)

NET ASSETS--BEGINNING OF PERIOD                                 65,816,741        275,208,225
                                                             -------------      -------------
NET ASSETS--END OF PERIOD                                    $  43,334,473      $  65,816,741
                                                             =============      =============

See Notes to Financial Statements.

                                                                     HEALTH CARE FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

FROM OPERATIONS
   Net Investment Income (Loss)                              $    (119,476)     $    (771,045)
   Net Realized Loss on Investments                             (4,353,599)       (10,977,686)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                              2,282,761          5,345,735
                                                             -------------      -------------
   Net Decrease in Net Assets from Operations                   (2,190,314)        (6,402,996)
                                                             -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                                  --                 --

NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS (NOTE 6)                                  (3,388,664)        40,875,343
                                                             -------------      -------------
   Net Increase (Decrease) in Net Assets                        (5,578,978)        34,472,347
NET ASSETS--BEGINNING OF PERIOD                                 66,941,940         32,469,593
                                                             -------------      -------------
NET ASSETS--END OF PERIOD                                    $  61,362,962      $  66,941,940
                                                             =============      =============


                                       35
                                                                      INTERNET FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001              2001*
                                                             -------------      -------------

FROM OPERATIONS
   Net Investment Income (Loss)                              $     (52,255)     $    (354,324)
   Net Realized Loss on Investments                             (5,330,930)       (24,848,619)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                                134,776           (378,206)
                                                             -------------      -------------
   Net Decrease in Net Assets from Operations                   (5,248,409)       (25,581,149)
                                                             -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                                  --                 --

NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS (NOTE 6)                                   5,095,685         27,407,850
                                                             -------------      -------------
   Net Increase (Decrease) in Net Assets                          (152,724)         1,826,701
NET ASSETS--BEGINNING OF PERIOD                                  1,826,701               --
                                                             -------------      -------------
NET ASSETS--END OF PERIOD                                    $   1,673,977      $   1,826,701
                                                             =============      =============

                                                                       LEISURE FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

FROM OPERATIONS
   Net Investment Income (Loss)                              $    (151,826)     $    (223,432)
   Net Realized Loss on Investments                             (4,276,588)        (7,395,594)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                                (52,486)            39,076
                                                             -------------      -------------
   Net Decrease in Net Assets from Operations                   (4,480,900)        (7,579,950)
                                                             -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                                  --                 --

NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS (NOTE 6)                                 (13,636,229)         3,033,087
                                                             -------------      -------------
   Net Increase (Decrease) in Net Assets                       (18,117,129)        (4,546,863)
NET ASSETS--BEGINNING OF PERIOD                                 19,575,654         24,122,517
                                                             -------------      -------------
NET ASSETS--END OF PERIOD                                    $   1,458,525      $  19,575,654
                                                             =============      =============

                                                                    PRECIOUS METALS FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

FROM OPERATIONS
   Net Investment Income (Loss)                              $     129,216      $     127,347
   Net Realized Loss on Investments                             (1,395,634)       (11,468,936)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                              6,836,885          3,039,969
                                                             -------------      -------------
   Net Decrease in Net Assets from Operations                    5,570,467         (8,301,620)
                                                             -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                                  --                 --

NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS (NOTE 6)                                  42,033,260         (4,382,418)
                                                             -------------      -------------
   Net Increase (Decrease) in Net Assets                        47,603,727        (12,684,038)
NET ASSETS--BEGINNING OF PERIOD                                 25,095,911         37,779,949
                                                             -------------      -------------
NET ASSETS--END OF PERIOD                                    $  72,699,638      $  25,095,911
                                                             =============      =============

   * COMMENCEMENT OF OPERATIONS: APRIL 6, 2000 -- INTERNET FUND INVESTOR AND ADVISOR CLASS.

See Notes to Financial Statements.

                                                                       RETAILING FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

FROM OPERATIONS
   Net Investment Loss                                       $    (158,481)     $    (492,429)
   Net Realized Loss on Investments                             (3,190,752)       (34,790,492)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                              (1,006,808)           524,111
                                                             -------------      -------------
   Net Decrease in Net Assets from Operations                   (4,356,041)       (34,758,810)
                                                             -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                                  --                 --

NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS (NOTE 6)                                 (13,384,816)       (93,564,211)
                                                             -------------      -------------
   Net Increase (Decrease) in Net Assets                       (17,740,857)      (128,323,021)
NET ASSETS--BEGINNING OF PERIOD                                 44,514,069        172,837,090
                                                             -------------      -------------
NET ASSETS--END OF PERIOD                                    $  26,773,212      $  44,514,069
                                                             =============      =============


                                       37

                                                                      TECHNOLOGY FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

FROM OPERATIONS
   Net Investment Loss                                       $    (392,172)     $    (824,690)
   Net Realized Loss on Investments                            (13,913,373)       (39,014,526)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                                191,686        (39,613,427)
                                                             -------------      -------------
   Net Decrease in Net Assets from Operations                  (14,113,859)       (79,452,643)
                                                             -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                                  --                 --

NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS (NOTE 6)                                   7,671,877          4,023,716
                                                             -------------      -------------
   Net Increase (Decrease) in Net Assets                        (6,441,982)       (75,428,927)
NET ASSETS--BEGINNING OF PERIOD                                 47,110,192        122,539,119
                                                             -------------      -------------
NET ASSETS--END OF PERIOD                                    $  40,668,210      $  47,110,192
                                                             =============      =============

                                                                  TELECOMMUNICATIONS FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

FROM OPERATIONS
   Net Investment Loss                                       $     (47,107)     $    (278,940)
   Net Realized Loss on Investments                             (4,027,239)       (20,007,611)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                                249,834        (21,669,593)
                                                             -------------      -------------
   Net Decrease in Net Assets from Operations                   (3,824,512)       (41,956,144)
                                                             -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                                  --                 --

NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS (NOTE 6)                                  12,677,566            681,344
                                                             -------------      -------------
   Net Increase (Decrease) in Net Assets                         8,853,054        (41,274,800)
NET ASSETS--BEGINNING OF PERIOD                                 29,078,525         70,353,325
                                                             -------------      -------------
NET ASSETS--END OF PERIOD                                    $  37,931,579      $  29,078,525
                                                             =============      =============

                                                                    TRANSPORTATION FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

FROM OPERATIONS
   Net Investment Loss                                       $     (12,125)     $     (49,583)
   Net Realized Loss on Investments                             (1,600,035)       (10,479,074)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                               (364,925)          (605,964)
                                                             -------------      -------------
   Net Decrease in Net Assets from Operations                   (1,977,085)       (11,134,621)
                                                             -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                                  --                 --

NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS (NOTE 6)                                   8,009,019        (86,076,215)
                                                             -------------      -------------
   Net Increase (Decrease) in Net Assets                         6,031,934        (97,210,836)
NET ASSETS--BEGINNING OF PERIOD                                  8,479,400        105,690,236
                                                             -------------      -------------
NET ASSETS--END OF PERIOD                                    $  14,511,334      $   8,479,400
                                                             =============      =============

See Notes to Financial Statements.

                                                                        UTILITIES FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001              2001*
                                                             -------------      -------------

FROM OPERATIONS
   Net Investment Income                                     $     216,239      $     368,947
   Net Realized Loss on Investments                             (2,377,233)        (3,217,983)
   Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                               (2,554,350)         3,061,582
                                                             -------------      -------------
   Net Increase (Decrease) in Net Assets from Operations        (4,715,344)           212,546
                                                             -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                                  --                 --

NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS (NOTE 6)                                 (11,509,893)        29,713,959
                                                             -------------      -------------
   Net Increase (Decrease) in Net Assets                       (16,225,237)        29,926,505
NET ASSETS--BEGINNING OF PERIOD                                 29,926,505                 --
                                                             -------------      -------------
NET ASSETS--END OF PERIOD                                    $  13,701,268      $  29,926,505
                                                             =============      =============

   * COMMENCEMENT OF OPERATIONS: APRIL 3,2000 -- UTILITIES FUND INVESTOR AND ADVISOR CLASS.

See Notes to Financial Statements.

This page intentionally left blank.

FINANCIAL HIGHLIGHTS

                                                                       INVESTOR CLASS
                                                             --------------------------------
                                                                        BANKING FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        8.27      $        7.31
                                                             -------------      -------------
Net Investment Income+                                                 .06                .14
Net Realized and Unrealized Gains(Losses) on Securities               (.40)               .82
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                                           (.34)               .96

Distributions to Shareholders                                           --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                            (.34)               .96
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        7.93      $        8.27
                                                             =============      =============
Total Investment Return                                              (4.11)%            13.13%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.43%**            1.30%
Net Expenses                                                          1.43%**            1.29%
Net Investment Income (Loss)                                          1.41%**            1.77%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             476%             1,394%
Net Assets, End of Period (000's omitted)                    $      21,504      $      38,508



                                       41

                                                                       INVESTOR CLASS
                                                             --------------------------------
                                                                        BANKING FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000               1999*
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        8.77      $       10.00
                                                             -------------      -------------
Net Investment Income+                                                 .07                .01
Net Realized and Unrealized Gains(Losses) on Securities              (1.53)             (1.24)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                                          (1.46)             (1.23)

Distributions to Shareholders                                           --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (1.46)             (1.23)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        7.31      $        8.77
                                                             =============      =============
Total Investment Return                                             (16.65)%           (12.30)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.58%              1.58%**
Net Expenses                                                          1.57%              1.57%**
Net Investment Income (Loss)                                          0.87%              0.13%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           3,829%            11,211%
Net Assets,End of Period (000's omitted)                     $      39,546      $       7,827

                                                                       INVESTOR CLASS
                                                             --------------------------------
                                                                    BASIC MATERIALS FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        7.01      $        7.97
                                                             -------------      -------------
Net Investment Income+                                                 .06                .06
Net Realized and Unrealized Gains(Losses) on Securities               (.33)             (1.02)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value
Resulting from Operations                                             (.27)              (.96)
Distributions to Shareholders                                           --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                            (.27)              (.96)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        6.74      $        7.01
                                                             =============      =============
Total Investment Return                                              (3.85)%           (12.05)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.25%**            1.52%
Net Expenses                                                          1.25%**            1.52%
Net Investment Income (Loss)                                          1.68%**            0.79%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             539%             2,600%
Net Assets,End of Period (000's omitted)                     $      21,856      $      16,593

                                                                       INVESTOR CLASS
                                                             --------------------------------
                                                                    BASIC MATERIALS FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000              1999*
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        7.75      $       10.00
                                                             -------------      -------------
Net Investment Income+                                                 .20               --
Net Realized and Unrealized Gains(Losses) on Securities                .02              (2.25)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value
Resulting from Operations                                              .22              (2.25)
Distributions to Shareholders                                           --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                             .22              (2.25)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        7.97      $        7.75
                                                             =============      =============
Total Investment Return                                               2.84%            (22.50)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.54%              1.62%**
Net Expenses                                                          1.53%              1.61%**
Net Investment Income (Loss)                                          2.21%         (0.02)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           3,641%             5,704%
Net Assets,End of Period (000's omitted)                     $      16,851      $       2,179

  +  Calculated using the average daily shares outstanding for the period.
  * Since the commencement of operations: April 1, 1998-Banking Fund and Basic Materials Fund.
 **  Annualized.
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

                                                                      INVESTOR CLASS
                                                             --------------------------------
                                                                    BIOTECHNOLOGY FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       21.66      $       28.88
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.13)              (.35)
Net Realized and Unrealized Gains(Losses)
   on Securities                                                      (.65)             (6.87)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                          (.78)             (7.22)
Distributions to Shareholders from Net Realized
   Capital Gain                                                         --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                            (.78)             (7.22)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       20.88      $       21.66
                                                             =============      =============
Total Investment Return                                              (3.60)%           (25.00)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.09%**            1.24%
Net Expenses                                                          1.09%**            1.23%
Net Investment Income (Loss)                                         (1.05)%**          (1.17)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                              99%               305%
Net Assets, End of Period (000's omitted)                    $     231,294      $     283,407




                                       43

                                                                       INVESTOR CLASS
                                                             --------------------------------
                                                                     BIOTECHNOLOGY FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000              1999*
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       12.81      $       10.00
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.34)              (.16)
Net Realized and Unrealized Gains(Losses)
   on Securities                                                     16.45               2.97
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                         16.11               2.81
Distributions to Shareholders from Net Realized
   Capital Gain                                                       (.04)                --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           16.07               2.81
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       28.88      $       12.81
                                                             =============      =============
Total Investment Return                                             125.98%             28.10%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.42%              1.56%**
Net Expenses                                                          1.41%              1.55%**
Net Investment Income (Loss)                                         (1.29)%            (1.52)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             699%             2,670%
Net Assets,End of Period (000's omitted)                     $     456,303      $      38,205

                                                                       INVESTOR CLASS
                                                             --------------------------------
                                                                   CONSUMER PRODUCTS FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        7.18      $        7.56
                                                             -------------      -------------
Net Investment Income (Loss)+                                          .03                .07
Net Realized and Unrealized Gains(Losses)
   on Securities                                                       .22               (.45)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                           .25               (.38)
Distributions to Shareholders from Net Realized
   Capital Gain                                                         --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                             .25               (.38)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        7.43      $        7.18
                                                             =============      =============
Total Investment Return
                                                                      3.48%             (5.03)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses
Net Expenses                                                          1.43%**            1.23%
Net Investment Income (Loss)                                          1.43%**            1.22%
                                                                      0.69%**            0.94%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             435%             1,907%
Net Assets, End of Period (000's omitted)                    $       8,193      $       8,503


                                                                       INVESTOR CLASS
                                                             --------------------------------
                                                                   CONSUMER PRODUCTS FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000              1999*
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        9.71      $       10.00
                                                             -------------      -------------
Net Investment Income (Loss)+                                          .04                 --
Net Realized and Unrealized Gains(Losses)
   on Securities                                                     (1.84)              (.29)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations
Distributions to Shareholders from Net Realized                      (1.80)              (.29)
   Capital Gain
Net Increase (Decrease) in Net Asset Value                            (.35)                --
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                                       (2.15)              (.29)
                                                             -------------      -------------
                                                             $        7.56      $        9.71
                                                             =============      =============
Total Investment Return                                             (19.20)%            (2.90)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.37%              1.55%**
Net Expenses                                                          1.36%              1.54%**
Net Investment Income (Loss)                                          0.49%             (0.03)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***
Net Assets, End of Period (000's omitted)                            5,466%             1,255%
                                                             $       9,181      $       1,280

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS:APRIL 1,1998-BIOTECHNOLOGY FUND; JULY 6, 1998-CONSUMER PRODUCTS FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.


                                                                        INVESTOR CLASS
                                                             --------------------------------
                                                                       ELECTRONICS FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       16.54      $       40.10
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.08)              (.36)
Net Realized and Unrealized Gains (Losses) on Securities             (4.69)            (23.02)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                        (4.77)            (23.38)
Distributions to Shareholders from Net Realized
   Capital Gain                                                         --               (.18)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (4.77)            (23.56)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       11.77      $       16.54
                                                             =============      =============
Total Investment Return                                             (28.84)%           (58.48)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.15%**            1.36%
Net Expenses                                                          1.15%**            1.35%
Net Investment Income (Loss)                                         (0.85)%**          (1.09)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             302%               705%
Net Assets,End of Period (000's omitted)                     $      39,585      $      70,131


                                       45

                                                                       INVESTOR CLASS
                                                             --------------------------------
                                                                       ELECTRONICS FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000              1999*
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       14.02      $       10.00
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.30)              (.15)
Net Realized and Unrealized Gains (Losses) on Securities             26.38               4.17
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting                 26.08               4.02
   from Operations
Distributions to Shareholders from Net Realized
   Capital Gain                                                         --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           26.08               4.02
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       40.10      $       14.02
                                                             =============      =============
Total Investment Return                                             186.02%             40.20%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.29%              1.57%**
Net Expenses                                                          1.28%              1.56%**
Net Investment Income (Loss)                                         (1.14)%            (1.23)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           1,162%             3,011%
Net Assets,End of Period (000's omitted)                     $     274,554      $      12,814

                                                                       INVESTOR CLASS
                                                             --------------------------------
                                                                        ENERGY FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       11.43      $       10.87
                                                             -------------      -------------
Net Investment Income (Loss)+                                          .10               (.08)
Net Realized and Unrealized Gains (Losses) on Securities             (1.47)               .64
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting
   from Operations                                                   (1.37)               .56
Distributions to Shareholders from Net Realized
   Capital Gain                                                         --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (1.37)               .56
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       10.06      $       11.43
                                                             =============      =============
Total Investment Return                                             (11.99)%             5.15%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.14%**            1.64%
Net Expenses                                                          1.14%**            1.63%
Net Investment Income (Loss)                                          1.73%**           (0.70)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             644%             1,707%
Net Assets,End of Period (000's omitted)                     $      17,527      $      15,715

                                                                       INVESTOR CLASS
                                                             --------------------------------
                                                                          ENERGY FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000              1999*
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        8.99      $       10.00
                                                             -------------      -------------
Net Investment Income (Loss)+                                          .08                .05
Net Realized and Unrealized Gains (Losses) on Securities              1.80              (1.06)
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                         1.88              (1.01)
                                                             -------------      -------------
Distributions to Shareholders from Net Realized
   Capital Gain                                                         --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                            1.88              (1.01)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       10.87      $        8.99
                                                             =============      =============
Total Investment Return                                              20.91%            (10.10)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.58%              1.62%**
Net Expenses                                                          1.57%              1.62%**
Net Investment Income (Loss)                                          0.83%              0.69%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           2,854%             6,070%
Net Assets,End of Period (000's omitted)                     $      13,980      $      17,442


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1,1998-ELECTRONICS FUND; APRIL 21,1998-ENERGY FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                                       INVESTOR CLASS
                                                             --------------------------------
                                                                    ENERGY SERVICES FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        9.10      $        9.31
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.29)              (.04)
Net Realized and Unrealized Gains (Losses) on Securities             (3.30)              (.17)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                         (3.59)              (.21)
Distributions to Shareholders from Net Realized
   Capital Gains                                                        --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (3.59)              (.21)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        5.51      $        9.10
                                                             =============      =============
Total Investment Return                                             (39.45)%            (2.26)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.47%**            1.26%
Net Expenses                                                          1.47%**            1.25%
Net Investment Income (Loss)                                         (0.68)%**          (0.41)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             448%               944%
Net Assets,End of Period (000's omitted)                     $      16,454      $      50,159


                                       47

                                                                      INVESTOR CLASS
                                                             --------------------------------
                                                                   ENERGY SERVICES FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000              1999*
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        6.02      $       10.00
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.06)              (.07)
Net Realized and Unrealized Gains (Losses) on Securities              3.35              (3.91)
                                                             -------------      -------------

Net Increase (Decrease) in Net Asset Value                            3.29              (3.98)
   Resulting from Operations
Distributions to Shareholders from Net Realized
   Capital Gains                                                        --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                            3.29              (3.98)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        9.31      $        6.02
                                                             =============      =============
Total Investment Return                                              54.65%            (39.80)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.58%              1.58%**
Net Expenses                                                          1.57%              1.57%**
Net Investment Income (Loss)                                         (0.81)%            (1.14)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           1,794%             3,170%
Net Assets,End of Period (000's omitted)                     $      54,609      $      74,135

                                                                      INVESTOR CLASS
                                                             --------------------------------
                                                                  FINANCIAL SERVICES FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       10.00      $        9.48
                                                             -------------      -------------
Net Investment Income (Loss)+                                          .02                .06
Net Realized and Unrealized Gains (Losses) on Securities              (.82)               .46
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                          (.80)               .52
Distributions to Shareholders from Net Realized
   Capital Gains                                                        --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                            (.80)               .52
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        9.20      $       10.00
                                                             =============      =============

Total Investment Return                                              (8.00)%             5.49%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.43%**            1.24%
Net Expenses                                                          1.43%**            1.23%
Net Investment Income (Loss)                                          0.41%**            0.58%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             468%             1,271%
Net Assets,End of Period (000's omitted)                     $      19,842      $      35,190

                                                                      INVESTOR CLASS
                                                             --------------------------------
                                                                  FINANCIAL SERVICES FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000              1999*
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        9.99      $       10.00
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.01)              (.01)
Net Realized and Unrealized Gains (Losses) on
   Securities                                                         (.49)                --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                          (.50)              (.01)
Distributions to Shareholders from Net Realized
   Capital Gains                                                      (.01)                --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                            (.51)              (.01)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        9.48      $        9.99
                                                             =============      =============
Total Investment Return                                              (4.97)%            (0.10)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.72%              1.58%**
Net Expenses                                                          1.71%              1.57%**
Net Investment Income (Loss)                                         (0.15)%            (0.07)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           2,770%             7,269%
Net Assets,End of Period (000's omitted)                     $     145,449      $      22,165

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1,1998-ENERGY SERVICES; APRIL 2,1998-FINANCIAL SERVICES FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                                       INVESTOR CLASS
                                                             --------------------------------
                                                                      HEALTH CARE FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       11.25      $       10.25
                                                             -------------      -------------
Net Investment Loss+                                                  (.01)              (.05)
Net Realized and Unrealized Gains (Losses) on Securities               .10               1.05
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                           .09               1.00
Distributions to Shareholders from Net Realized
   Capital Gains                                                        --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                             .09               1.00
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       11.34      $       11.25
                                                             =============      =============
Total Investment Return                                               0.80%              9.76%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.13%**            1.55%
Net Expenses                                                          1.13%**            1.54%
Net Investment Loss                                                  (0.11)%**          (0.39)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             517%             1,399%
Net Assets, End of Period (000's omitted)                    $      36,439      $      42,495


                                       49

                                                                        INVESTOR CLASS
                                                             --------------------------------
                                                                        HEALTH CARE FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000              1999*
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       11.45      $       10.00
                                                             -------------      -------------
Net Investment Loss+                                                  (.04)              (.02)
Net Realized and Unrealized Gains (Losses) on Securities             (1.15)              1.47
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (1.19)              1.45
  Resulting from Operations
Distributions to Shareholders from Net Realized                       (.01)                --
  Capital Gains                                              -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (1.20)              1.45
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       10.25      $       11.45
                                                             =============      =============
Total Investment Return                                             (10.44)%            14.50%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.41%              1.44%**
Net Expenses                                                          1.41%              1.43%**
Net Investment Loss                                                  (0.36)%            (0.21)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           4,850%             4,465%
Net Assets, End of Period (000's omitted)                    $      30,729      $      14,016

                                                                        INVESTOR CLASS
                                                             --------------------------------
                                                                        INTERNET FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001            2001++*
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       41.80      $      200.00
                                                             -------------      -------------
Net Investment Loss+                                                  (.10)             (1.60)
Net Realized and Unrealized Gains (Losses) on
   Securities                                                       (15.29)           (156.60)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                        (15.39)           (158.20)
Distributions to Shareholders from Net Realized
   Capital Gains                                                        --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                          (15.39)           (158.20)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       26.41      $       41.80
                                                             =============      =============
Total Investment Return                                             (36.82)%           (79.10)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.07%**            1.61%**
Net Expenses                                                          1.07%**            1.61%**
Net Investment Loss                                                  (0.94)%**          (1.43)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           1,334%             1,937%
Net Assets, End of Period (000's omitted)                    $       1,018      $       1,625

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ PER SHARE AMOUNTS FOR THE PERIOD ENDED MARCH 31,2001 HAVE BEEN RESTATED
    TO REFLECT A 1:20 REVERSE STOCK SPLIT EFFECTIVE APRIL 20,2001.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 17,1998-HEALTH CARE FUND; APRIL 6, 2000-INTERNET FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR

See Notes to Financial Statements.

                                                                     INVESTOR CLASS
                                                             --------------------------------
                                                                       LEISURE FUND
                                                             --------------------------------
                                                                    PERIOD
                                                                     ENDED               YEAR
                                                             SEPTEMBER 30,              ENDED
                                                                      2001          MARCH 31,
                                                                                         2001
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        8.52      $       11.10
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.06)              (.12)
Net Realized and Unrealized Gains (Losses)
   on Securities                                                     (2.11)             (2.46)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                         (2.17)             (2.58)
Distributions to Shareholders from Net Realized
   Capital Gains                                                        --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (2.17)             (2.58)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        6.35      $        8.52
                                                             =============      =============
Total Investment Return                                             (25.47)%           (23.24)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.57%**            1.55%
Net Expenses                                                          1.57%**            1.55%
Net Investment Income (Loss)                                         (1.28)%**          (1.18)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             998%             2,756%
Net Assets, End of Period (000's omitted)                    $       1,167      $       1,277


                                       51

                                                                       INVESTOR CLASS
                                                             --------------------------------
                                                                         LEISURE FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000              1999*
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       11.21      $       10.00
                                                             -------------      -------------
Net Investment Income (Loss)+                                          .03               (.08)
Net Realized and Unrealized Gains (Losses)
   on Securities                                                      (.04)              1.29
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                          (.01)              1.21
Distributions to Shareholders from Net Realized
   Capital Gains                                                      (.10)                --
                                                             -------------      -------------

Net Increase (Decrease) in Net Asset Value                            (.11)              1.21
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       11.10      $       11.21
                                                             =============      =============
Total Investment Return                                              (0.07)%            12.10%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.58%              1.59%**
Net Expenses                                                          1.58%              1.59%**
Net Investment Income (Loss)                                          0.30%             (0.76)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           5,734%             5,581%
Net Assets,End of Period (000's omitted)                     $       5,563      $       4,796

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1,1998-LEISURE FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                                      INVESTOR CLASS
                                                             --------------------------------
                                                                   PRECIOUS METALS FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       17.73      $       18.80
                                                             -------------      -------------
Net Investment Income (Loss)+                                          .05                .05
Net Realized and Unrealized Gains (Losses)
   on Securities                                                      3.75              (1.12)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                                    3.80              (1.07)
Distributions to Shareholders from
Net Realized Capital Gains                                              --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                            3.80              (1.07)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       21.53      $       17.73
                                                             =============      =============
Total Investment Return                                              21.43%             (5.69)%

RATIOS TO AVERAGE NET ASSETS
Gross Expenses                                                        1.42%*             1.18%
Net Expenses                                                          1.42%*             1.17%
Net Investment Income (Loss)                                          0.63%*             0.30%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate**                                              414%               822%
Net Assets, End of Year (000's omitted)                      $      72,473      $      25,096


                                       53

                                                                       INVESTOR CLASS
                                                             --------------------------------
                                                                    PRECIOUS METALS FUND
                                                             --------------------------------
                                                                      YEAR               YEAR
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                    2000++             1999++
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       20.95      $       29.10
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.10)              (.15)
Net Realized and Unrealized Gains (Losses)
   on Securities                                                     (2.05)             (8.00)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                                   (2.15)             (8.15)
Distributions to Shareholders from
   Net Realized Capital Gains                                           --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (2.15)             (8.15)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       18.80      $       20.95
                                                             =============      =============
Total Investment Return                                             (10.26)%           (28.01)%

RATIOS TO AVERAGE NET ASSETS
Gross Expenses                                                        1.23%              1.37%
Net Expenses                                                          1.23%              1.36%
Net Investment Income (Loss)                                         (0.34)%            (0.69)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate**                                            1,004%             1,191%
Net Assets, End of Year (000's omitted)                      $      37,780      $      26,823

                                                                       INVESTOR CLASS
                                                             --------------------------------
                                                                    PRECIOUS METALS FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                    1998++          1997***++
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       38.20      $       45.25
                                                             -------------      -------------
Net Investment Income (Loss)+                                           --                 --
Net Realized and Unrealized Gains (Losses)
   on Securities                                                     (9.10)             (7.05)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                                   (9.10)             (7.05)
Distributions to Shareholders from
   Net Realized Capital Gains                                           --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (9.10)             (7.05)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       29.10      $       38.20
                                                             =============      =============
Total Investment Return                                             (23.82)%           (20.77)%*

RATIOS TO AVERAGE NET ASSETS
Gross Expenses                                                        1.42%              1.49%*
Net Expenses                                                          1.41%              1.45%*
Net Investment Income (Loss)                                          0.05%              0.00%*

SUPPLEMENTARY DATA:
Portfolio Turnover Rate**                                              752%               743%
Net Assets, End of Year (000's omitted)                      $      34,538      $      23,680

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDING JUNE 30,1996 THROUGH
    MARCH 31,2000 HAVE BEEN RESTARTED TO REFLECT A 1:5 REVERSE STOCK SPLIT EFFECTIVE APRIL 14,2000.
  * ANNUALIZED
 ** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
*** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO
    MARCH 31.ACCORDINGLY, THE PERIOD ENDED MARCH 31,1997 REFLECTS NINE MONTHS OF ACTIVITY.

See Notes to Financial Statements.

                                                                       INVESTOR CLASS
                                                             --------------------------------
                                                                       RETAILING FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       10.29      $       13.22
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.03)              (.09)
Net Realized and Unrealized Gains (Losses) on Securities             (1.26)             (2.84)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                        (1.29)             (2.93)
Distributions to Shareholders from Net Realized Capital Gains           --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (1.29)             (2.93)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        9.00      $       10.29
                                                             =============      =============
Total Investment Return                                             (12.54)%           (22.16)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.12%**            1.51%
Net Expenses                                                          1.12%**            1.50%
Net Investment Income (Loss)                                         (0.56)%**          (0.78)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           1,258%             3,062%
Net Assets, End of Period (000's omitted)                    $      10,817      $      33,228


                                       55

                                                                      INVESTOR CLASS
                                                             --------------------------------
                                                                      RETAILING FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000             1999*
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       13.54      $       10.00
                                                             -------------      -------------
Net Investment Income (Loss)+                                          .02               (.10)
Net Realized and Unrealized Gains (Losses) on Securities              (.23)              3.64
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                         (.21)              3.54
Distributions to Shareholders from Net Realized Capital Gains         (.11)                --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                            (.32)              3.54
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       13.22      $       13.54
                                                             =============      =============
Total Investment Return                                              (1.51)%            35.40%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.44%              1.42%**
Net Expenses                                                          1.44%              1.42%**
Net Investment Income (Loss)                                          0.16%             (0.81)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           2,537%             3,243%
Net Assets, End of Period (000's omitted)                    $      81,097      $      45,219

                                                                      INVESTOR CLASS
                                                             --------------------------------
                                                                     TECHNOLOGY FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       12.70      $       31.59
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.08)              (.24)
Net Realized and Unrealized Gains (Losses) on Securities             (3.53)            (18.65)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                        (3.61)            (18.89)
Distributions to Shareholders from Net Realized Capital Gains           --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (3.61)            (18.89)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        9.09      $       12.70
                                                             =============      =============
Total Investment Return                                             (28.43)%           (59.80)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.48%**            1.30%
Net Expenses                                                          1.48%**            1.30%
Net Investment Income (Loss)                                         (1.23)%**          (1.01)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             421%             2,202%
Net Assets, End of Period (000's omitted)                    $      14,524      $      26,660

                                                                      INVESTOR CLASS
                                                             --------------------------------
                                                                      TECHNOLOGY FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000              1999*
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       17.02      $       10.00
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.19)              (.16)
Net Realized and Unrealized Gains (Losses) on Securities             14.76               7.18
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                        14.57               7.02
Distributions to Shareholders from Net Realized Capital Gains           --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           14.57               7.02
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       31.59      $       17.02
                                                             =============      =============
Total Investment Return                                              85.61%             70.20%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.41%              1.39%**
Net Expenses                                                          1.40%              1.39%**
Net Investment Income (Loss)                                         (0.85)%            (1.23)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           4,929%             4,598%
Net Assets, End of Period (000's omitted)                    $      90,002      $      24,400

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1,1998-RETAILING FUND; APRIL 14,1998-TECHNOLOGY FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                                       INVESTOR CLASS
                                                             --------------------------------
                                                                   TELECOMMUNICATIONS FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        8.01      $       20.39
                                                             -------------      -------------
Net Investment Loss+                                                  (.02)              (.10)
Net Realized and Unrealized Gains (Losses) on Securities             (1.79)            (12.28)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operation                                          (1.81)            (12.38)
Distributions to Shareholders from Net Realized
   Capital Gains                                                        --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (1.81)            (12.38)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        6.20      $        8.01
                                                             =============      =============
Total Investment Return                                             (22.60)%           (60.72)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.30%**            1.37%
Net Expenses                                                          1.30%**            1.37%
Net Investment Income (Loss)                                         (0.66)%**          (0.65)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             487%             1,273%
Net Assets, End of Period (000's omitted)                    $      19,439      $       9,924


                                       57

                                                                      INVESTOR CLASS
                                                             --------------------------------
                                                                  TELECOMMUNICATIONS FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000              1999*
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       13.03      $       10.00
                                                             -------------      -------------
Net Investment Loss+                                                  (.10)              (.04)
Net Realized and Unrealized Gains (Losses) on Securities              7.47               3.07
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                          7.37               3.03
Distributions to Shareholders from Net Realized
   Capital Gains                                                      (.01)                --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                            7.36               3.03
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       20.39      $       13.03
                                                             =============      =============
Total Investment Return                                              56.54%             30.30%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.50%              1.56%**
Net Expenses                                                          1.49%              1.55%**
Net Investment Income (Loss)                                         (0.59)%            (0.34)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           1,555%             2,788%
Net Assets, End of Period (000's omitted)                    $      66,904      $      12,300

                                                                      INVESTOR CLASS
                                                             --------------------------------
                                                                   TRANSPORTATION FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        6.42      $        6.24
                                                             -------------      -------------
Net Investment Loss+                                                    --                 --
Net Realized and Unrealized Gains (Losses) on Securities             (1.09)               .18
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                         (1.09)               .18
Distributions to Shareholders from Net Realized
   Capital Gains                                                        --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (1.09)               .18
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        5.33      $        6.42
                                                             =============      =============
Total Investment Return                                             (16.98)%             2.88%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.17%**            1.55%
Net Expenses                                                          1.17%**            1.54%
Net Investment Income (Loss)                                          0.12%**           (0.05)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           1,063%             1,293%
Net Assets, End of Period (000's omitted)                    $      13,994      $       8,246

                                                                       INVESTOR CLASS
                                                             --------------------------------
                                                                    TRANSPORTATION FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000               1999*
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        7.99      $       10.00
                                                             -------------      -------------
Net Investment Loss+                                                  (.07)              (.03)
Net Realized and Unrealized Gains (Losses) on Securities             (1.68)             (1.98)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                         (1.75)             (2.01)
Distributions to Shareholders from Net Realized Capital Gains           --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (1.75)             (2.01)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        6.24      $        7.99
                                                             =============      =============
Total Investment Return                                             (21.90)%           (20.10)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.97%              1.58%**
Net Expenses                                                          1.96%              1.58%**
Net Investment Income (Loss)                                         (0.92)%            (0.36)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           1,970%             7,583%
Net Assets, End of Period (000's omitted)                    $      18,501      $       3,014

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS:APRIL 1,1998-TELECOMMUNICATIONS FUND;APRIL 2,1998-TRANSPORTATION FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                                      INVESTOR CLASS
                                                             --------------------------------
                                                                      UTILITIES FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001              2001*
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       11.84      $       10.00
                                                             -------------      -------------
Net Investment Income+                                                 .12                .18
Net Realized and Unrealized Gains (Losses) on Securities             (2.63)              1.66
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                        (2.51)              1.84
Distributions to Shareholders                                           --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (2.51)              1.84
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        9.33      $       11.84
                                                             =============      =============
Total Investment Return                                             (21.20)%            18.40%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.08%**            1.59%**
Net Expenses                                                          1.08%**            1.59%**
Net Investment Income                                                 2.07%**            1.65%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             597%             1,591%
Net Assets, End of Period (000's omitted)                    $       4,141      $      15,566

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 3,2000-UTILITIES FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

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

                                       60

                                                                      ADVISOR CLASS
                                                             --------------------------------
                                                                       BANKING FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        8.13      $        7.24
                                                             -------------      -------------
Net Investment Income (Loss)+                                          .04                .13
Net Realized and Unrealized Gains (Losses) on Securities              (.41)               .76
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                         (.37)               .89
Distributions to Shareholders                                           --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                            (.37)               .89
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        7.76      $        8.13
                                                             =============      =============
Total Investment Return                                              (4.55)%            12.29%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.85%**            1.73%
Net Expenses                                                          1.85%**            1.73%
Net Investment Income (Loss)                                          0.84%**            1.68%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             476%             1,394%
Net Assets, End of Period (000's omitted)                    $       3,340      $      20,378


                                       61

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                        BANKING FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000              1999*
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        8.74      $       10.00
                                                             -------------      -------------
Net Investment Income (Loss)+                                          .01                .03
Net Realized and Unrealized Gains (Losses) on
   Securities                                                        (1.51)             (1.29)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting
   from Operations                                                   (1.50)             (1.26)
Distributions to Shareholders                                           --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (1.50)             (1.26)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        7.24      $        8.74
                                                             =============      =============
Total Investment Return                                             (17.16)%           (12.60)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        2.06%              2.08%**
Net Expenses                                                          2.05%              2.08%**
Net Investment Income (Loss)                                          0.07%              0.28%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           3,829%            11,211%
Net Assets,End of Period (000's omitted)                     $      17,872      $           2

                                                                        ADVISOR CLASS
                                                             --------------------------------
                                                                     BASIC MATERIALS FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        6.93      $        7.93
                                                             -------------      -------------
Net Investment Income (Loss)+                                          .09                .05
Net Realized and Unrealized Gains (Losses) on Securities              (.36)             (1.05)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting
   from Operations                                                    (.27)             (1.00)
Distributions to Shareholders                                           --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                            (.27)             (1.00)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        6.66      $        6.93
                                                             =============      =============
Total Investment Return                                              (3.90)%           (12.61)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.69%**            2.08%
Net Expenses                                                          1.69%**            2.07%
Net Investment Income (Loss)                                          2.24%**            0.71%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             539%             2,600%
Net Assets,End of Period (000's omitted)                     $         692      $         238

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                   BASIC MATERIALS FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000              1999*
                                                             -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        7.72      $       10.56
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.01)               .13
Net Realized and Unrealized Gains (Losses) on Securities               .22              (2.97)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                          .21              (2.84)
Distributions to Shareholders                                           --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                             .21              (2.84)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        7.93      $        7.72
                                                             =============      =============
Total Investment Return                                               2.72%            (26.89)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        2.01%              1.96%**
Net Expenses                                                          2.00%              1.95%**
Net Investment Income (Loss)                                         (0.10)%             1.25%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           3,641%             5,704%
Net Assets, End of Period (000's omitted)                    $       5,082      $         688

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1,1998-BANKING FUND; APRIL 14, 1998-BASIC MATERIALS FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                   BIOTECHNOLOGY FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       21.25      $       28.46
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.18)              (.49)
Net Realized and Unrealized Gains (Losses) on Securities              (.64)             (6.72)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                         (.82)             (7.21)
Distributions to Shareholders from Net Realized Capital
   Gains                                                                --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                            (.82)             (7.21)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       20.43      $       21.25
                                                             =============      =============
Total Investment Return                                              (3.86)%           (25.33)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.57%**            1.74%
Net Expenses                                                          1.57%**            1.73%
Net Investment Income (Loss)                                         (1.53)%**          (1.68)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                              99%               305%
Net Assets, End of Period (000's omitted)                    $      21,294      $      25,739


                                       63

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                   BIOTECHNOLOGY FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000               1999*
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       12.66      $       10.00
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.44)               .18
Net Realized and Unrealized Gains (Losses) on Securities             16.28               2.48
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                        15.84               2.66
Distributions to Shareholders from Net Realized Capital
    Gains                                                            (0.04)                --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           15.80               2.66
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       28.46      $       12.66
                                                             =============      =============
Total Investment Return                                             125.34%             26.60%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.93%              2.16%**
Net Expenses                                                          1.92%              2.16%**
Net Investment Income (Loss)                                         (1.96)%             1.79%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             699%             2,670%
Net Assets, End of Period (000's omitted)                    $      45,757      $       1,838

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                  CONSUMER PRODUCTS FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        7.08      $        7.50
                                                             -------------      -------------
Net Investment Income (Loss)+                                          .01                 --
Net Realized and Unrealized Gains (Losses) on Securities               .23               (.42)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                          .24               (.42)
Distributions to Shareholders from Net Realized Capital
   Gains                                                                --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                             .24               (.42)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        7.32      $        7.08
                                                             =============      =============
Total Investment Return                                               3.39%             (5.60)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.94%**            1.85%
Net Expenses                                                          1.94%**            1.84%
Net Investment Income (Loss)                                          0.35%**            0.02%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             435%             1,907%
Net Assets, End of Period (000's omitted)                    $      16,515      $      18,104

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                  CONSUMER PRODUCTS FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 30,          MARCH 31,
                                                                      2000               1999*
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        9.70      $        8.73
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.08)              (.08)
Net Realized and Unrealized Gains (Losses) on Securities             (1.77)              1.05
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                        (1.85)               .97
Distributions to Shareholders from Net Realized Capital
   Gains                                                              (.35)                --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (2.20)               .97
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        7.50      $        9.70
                                                             =============      =============
Total Investment Return                                             (19.76)%            11.11%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        2.13%              2.05%**
Net Expenses                                                          2.13%              2.04%**
Net Investment Income (Loss)                                         (1.01)%            (1.38)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           5,466%             1,255%
Net Assets, End of Period (000's omitted)                    $       3,135      $      20,952

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1,1998-BIOTECHNOLOGY FUND; AUGUST 17, 1998-CONSUMER PRODUCTS FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                     ELECTRONICS FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       16.28      $       39.66
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.12)              (.58)
Net Realized and Unrealized Gains (Losses) on Securities             (4.60)            (22.62)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                        (4.72)            (23.20)
Distributions to Shareholders from Net Realized Capital
   Gains                                                                --               (.18)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (4.72)            (23.38)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       11.56      $       16.28
                                                             =============      =============
Total Investment Return                                             (28.99)%           (58.68)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.63%**            1.87%
Net Expenses                                                          1.63%**            1.86%
Net Investment Income (Loss)                                         (1.31)%**          (1.74)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             302%               705%
Net Assets, End of Period (000's omitted)                    $       2,722      $       7,325


                                       65

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                     ELECTRONICS FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                MARCH, 31,          MARCH 31,
                                                                      2000              1999*
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       13.96      $        9.98
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.35)              (.23)
Net Realized and Unrealized Gains (Losses) on Securities             26.05               4.21
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                        25.70               3.98
Distributions to Shareholders from Net Realized Capital
   Gains                                                                --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           25.70               3.98
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       39.66      $       13.96
                                                             =============      =============
Total Investment Return                                             184.10%             39.88%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.76%              2.05%**
Net Expenses                                                          1.75%              2.04%**
Net Investment Income (Loss)                                         (1.51)%            (1.86)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           1,162%             3,011%
Net Assets, End of Period (000's omitted)                    $      25,034      $       4,024

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                       ENERGY FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       11.33      $       10.84
                                                             -------------      -------------
Net Investment Income (Loss)+                                          .09               (.03)
Net Realized and Unrealized Gains (Losses) on Securities             (1.47)               .52
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                        (1.38)               .49
Distributions to Shareholders from Net Realized Capital
   Gains                                                                --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (1.38)               .49
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        9.95      $       11.33
                                                             =============      =============
Total Investment Return                                             (12.18)%             4.52%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.68%**            2.11%
Net Expenses                                                          1.68%**            2.11%
Net Investment Income (Loss)                                          1.50%**           (0.26)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             644%             1,707%
Net Assets, End of Period (000's omitted)                    $       4,385      $       4,269

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                       ENERGY FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000              1999*
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        9.01      $       10.07
                                                             -------------      -------------
Net Investment Income (Loss)+                                          .15               (.14)
Net Realized and Unrealized Gains (Losses) on Securities              1.68               (.92)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                         1.83              (1.06)
Distributions to Shareholders from Net Realized Capital
   Gains                                                                --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                            1.83              (1.06)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       10.84      $        9.01
                                                             =============      =============
Total Investment Return                                              20.31%            (10.53)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        2.06%              1.99%**
Net Expenses                                                          2.05%              1.98%**
Net Investment Income (Loss)                                          1.45%             (1.75)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           2,854%             6,070%
Net Assets, End of Period (000's omitted)                    $       4,432      $         609

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 2,1998-ELECTRONICS FUND; MAY 5, 1998-ENERGY FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                    ENERGY SERVICES FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        8.99      $        9.23
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.04)              (.11)
Net Realized and Unrealized Gains (Losses) on Securities             (3.52)              (.13)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                        (3.56)              (.24)
Distributions to Shareholders from Net Realized Capital
   Gains                                                                --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (3.56)              (.24)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        5.43      $        8.99
                                                             =============      =============
Total Investment Return                                             (39.60)%            (2.60)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.98%**            1.74%
Net Expenses                                                          1.98%**            1.73%
Net Investment Income (Loss)                                         (1.01)%**          (1.17)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             448%               944%
Net Assets, End of Period (000's omitted)                    $       2.918      $       2,879


                                       67

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                    ENERGY SERVICES FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000               1999*
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        6.01      $        9.86
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.11)              (.09)
Net Realized and Unrealized Gains (Losses) on Securities              3.33              (3.76)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                         3.22              (3.85)
Distributions to Shareholders from Net Realized Capital
   Gains                                                                --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                            3.22              (3.85)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        9.23      $        6.01
                                                             =============      =============
Total Investment Return                                              53.58%            (39.05)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        2.20%              2.05%**
Net Expenses                                                          2.20%              2.04%**
Net Investment Income (Loss)                                         (1.49)%            (1.66)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           1,794%             3,170%
Net Assets, End of Period (000's omitted)                    $      34,524      $      22,323

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                 FINANCIAL SERVICES FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        9.89      $        9.42
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.01)               .01
Net Realized and Unrealized Gains (Losses) on Securities              (.79)               .46
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                         (.80)               .47
Distributions to Shareholders from Net Realized Capital
   Gains                                                                --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                            (.80)               .47
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        9.09      $        9.89
                                                             =============      =============
Total Investment Return                                              (8.09)%             4.99%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.92%**            1.74%
Net Expenses                                                          1.92%**            1.73%
Net Investment Income (Loss)                                         (0.11)%**           0.05%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             468%             1.271%
Net Assets, End of Period (000's omitted)                    $      23,117      $      30,627

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                 FINANCIAL SERVICES FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000              1999*
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        9.95      $       10.47
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.05)              (.05)
Net Realized and Unrealized Gains (Losses) on Securities              (.47)              (.47)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                         (.52)              (.52)
Distributions to Shareholders from Net Realized Capital
   Gains                                                              (.01)                --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                            (.53)              (.52)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        9.42      $        9.95
                                                             =============      =============
Total Investment Return                                              (5.19)%            (4.97)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        2.29%              2.13%**
Net Expenses                                                          2.28%              2.12%**
Net Investment Income (Loss)                                         (0.64)%            (0.60)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           2,770%             7,269%
Net Assets, End of Period (000's omitted)                    $     129,760      $      21,387

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 2,1998-ENERGY SERVICES FUND; APRIL 6,1998-FINANCIAL SERVICES FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                     HEALTH CARE FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       11.06      $       10.12
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.03)              (.11)
Net Realized and Unrealized Gains (Losses) on Securities               .09               1.05
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                          .06                .94
Distributions to Shareholders from Net Realized Capital
   Gains                                                                --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                             .06                .94
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       11.12      $       11.06
                                                             =============      =============
Total Investment Return                                               0.54%              9.29%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.65%**            2.05%
Net Expenses                                                          1.65%**            2.04%
Net Investment Income (Loss)                                         (0.60)%**          (0.98)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             517%             1,399%
Net Assets, End of Period (000's omitted)                    $      24,383      $      24,444


                                       69

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                     HEALTH CARE FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000              1999*
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       11.37      $        9.93
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.15)              (.18)
Net Realized and Unrealized Gains (Losses) on Securities             (1.09)              1.62
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                        (1.24)              1.44
Distributions to Shareholders from Net Realized Capital
   Gains                                                              (.01)                --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (1.25)              1.44
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       10.12      $       11.37
                                                             =============      =============
Total Investment Return                                             (10.95)%            14.50%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        2.16%              2.24%**
Net Expenses                                                          2.15%              2.23%**
Net Investment Income (Loss)                                         (1.51)%            (1.96)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           4,850%             4,465%
Net Assets, End of Period (000's omitted)                    $       1,741      $          24

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                       INTERNET FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001++*
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       41.60      $      200.00
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.28)             (2.80)
Net Realized and Unrealized Gains (Losses) on Securities            (15.17)           (155.60)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                       (15.45)           (158.40)
Distributions to Shareholders from Net Realized Capital
   Gains                                                                --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                          (15.45)           (158.40)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       26.15      $       41.60
                                                             =============      =============
Total Investment Return                                             (37.14)%           (79.20)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.48%**            2.09%**
Net Expenses                                                          1.48%**            2.08%**
Net Investment Income (Loss)                                         (1.31)%**          (2.00)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           1,334%             1,937%
Net Assets, End of Period (000's omitted)                    $         530      $         201

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ PER SHARE AMOUNTS FOR PERIOD ENDED MARCH 31, 2001 HAVE BEEN RESTATED TO
    REFLECT A 1:20 REVERSE STOCK SPLIT EFFECTIVEAPRIL 20, 2001.
  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 11, 1998-HEALTH CARE FUND; APRIL 6, 2000-INTERNET FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                       LEISURE FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        8.31      $       10.94
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.09)              (.17)
Net Realized and Unrealized Gains (Losses) on Securities             (2.04)             (2.46)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                        (2.13)             (2.63)
Distributions to Shareholders from Net Realized Capital
   Gains                                                                --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (2.13)             (2.63)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        6.18      $        8.31
                                                             =============      =============
Total Investment Return                                             (25.63)%           (24.04)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        2.18%**            2.08%
Net Expenses                                                          2.18%**            2.07%
Net Investment Income (Loss)                                         (1.93)%**          (1.77)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             998%             2,756%
Net Assets, End of Period (000's omitted)                    $         157      $      18,299


                                       71

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                       LEISURE FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,           MARCH 31,
                                                                      2000               1999*
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       11.16      $        9.35
                                                             -------------      -------------
Net Investment Income (Loss)+                                         (.14)              (.12)
Net Realized and Unrealized Gains (Losses) on Securities               .02               1.93
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                         (.12)              1.81
Distributions to Shareholders from Net Realized Capital
   Gains                                                              (.10)                --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                            (.22)              1.81
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       10.94      $       11.16
                                                             =============      =============
Total Investment Return                                              (1.06)%            19.36%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        2.08%              2.23%**
Net Expenses                                                          2.08%              2.22%**
Net Investment Income (Loss)                                         (1.32)%            (1.95)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           5,734%             5,581%
Net Assets, End of Period (000's omitted)                    $      18,559      $           8

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 3,1998-LEISURE FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                       RETAILING FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       10.17      $       13.18
                                                             -------------      -------------
Net Investment Loss+                                                  (.06)              (.16)
Net Realized and Unrealized Gains (Losses) on Securities             (1.23)             (2.85)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                        (1.29)             (3.01)
Distributions to Shareholders from Net Realized Capital
   Gains                                                                --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (1.29)             (3.01)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        8.88      $       10.17
                                                             =============      =============
Total Investment Return                                             (12.68)%           (22.84)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.68%**            2.10%
Net Expenses                                                          1.68%**            2.09%
Net Investment (Loss)                                                (1.09)%**          (1.49)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           1,258%             3,062%
Net Assets, End of Period (000's omitted)                    $      15,866      $      11,286


                                       73
                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                       RETAILING FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000              1999*
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       13.50      $       10.01
                                                             -------------      -------------
Net Investment Loss+                                                  (.33)              (.15)
Net Realized and Unrealized Gains (Losses) on Securities               .12               3.64
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                         (.21)              3.49
Distributions to Shareholders from Net Realized Capital
   Gains                                                              (.11)                --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                            (.32)              3.49
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       13.18      $       13.50
                                                             =============      =============
Total Investment Return                                              (1.52)%            34.87%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        2.10%              1.95%**
Net Expenses                                                          2.09%              1.94%**
Net Investment Loss                                                  (2.69)%            (1.37)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           2,537%             3,243%
Net Assets, End of Period (000's omitted)                    $      91,740      $         337

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                      TECHNOLOGY FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       12.49      $       31.20
                                                             -------------      -------------
Net Investment Loss+                                                  (.11)              (.31)
Net Realized and Unrealized Gains (Losses) on Securities             (3.47)            (18.40)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                        (3.58)            (18.71)
Distributions to Shareholders from Net Realized Capital
   Gains                                                                --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (3.58)            (18.71)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        8.91      $       12.49
                                                             =============      =============
Total Investment Return                                             (28.66)%           (59.97)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.99%**            1.81%
Net Expenses                                                          1.99%**            1.81%
Net Investment Loss                                                  (1.71)%**          (1.48)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             421%             2,202%
Net Assets,End of Period (000's omitted)                     $      26,045      $      20,450

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                      TECHNOLOGY FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000              1999*
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       16.90      $       10.84
                                                             -------------      -------------
Net Investment Loss+                                                  (.37)              (.20)
Net Realized and Unrealized Gains (Losses) on Securities             14.67               6.26
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                        14.30               6.06
Distributions to Shareholders from Net Realized Capital
   Gains                                                                --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           14.30               6.06
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       31.20      $       16.90
                                                             =============      =============
Total Investment Return                                              84.62%             55.90%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.89%              2.18%**
Net Expenses                                                          1.89%              2.17%**
Net Investment Loss                                                  (1.60)%            (1.78)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           4,929%             4,598%
Net Assets, End of Period (000's omitted)                    $      32,537      $       2,269

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 21,1998-RETAILING FUND; APRIL 29, 1998-TECHNOLOGY FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                  TELECOMMUNICATIONS FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        7.86      $       20.13
                                                             -------------      -------------
Net Investment Loss+                                                  (.04)              (.18)
Net Realized and Unrealized Gains (Losses) on Securities             (1.75)            (12.09)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                        (1.79)            (12.27)
Distributions to Shareholders from Net Realized Capital
   Gains                                                                --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (1.79)            (12.27)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        6.07      $        7.86
                                                             =============      =============
Total Investment Return                                             (22.77)%           (60.95)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.84%**            1.87%
Net Expenses                                                          1.84%**            1.86%
Net Investment Loss                                                 (1.30)%**          (1.24)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             487%             1,273%
Net Assets, End of Period (000's omitted)                    $      18,490      $      19,154


                                       75

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                  TELECOMMUNICATIONS FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000              1999*
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       12.91      $       10.00
                                                             -------------      -------------
Net Investment Loss+                                                  (.19)              (.03)
Net Realized and Unrealized Gains (Losses) on Securities              7.42               2.94
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                         7.23               2.91
Distributions to Shareholders from Net Realized Capital
   Gains                                                              (.01)                --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                            7.22               2.91
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       20.13      $       12.91
                                                             =============      =============
Total Investment Return                                              55.98%             29.10%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        2.05%              2.35%**
Net Expenses                                                          2.05%              2.34%**
Net Investment Loss                                                  (1.14)%            (0.27)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           1,555%             2,788%
Net Assets, End of Period (000's omitted)                    $       3,449      $       1,929

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                    TRANSPORTATION FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        6.19      $        6.16
                                                             -------------      -------------
Net Investment Loss+                                                  (.02)              (.01)
Net Realized and Unrealized Gains (Losses) on Securities             (1.05)               .04
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                        (1.07)               .03
Distributions to Shareholders from Net Realized Capital
   Gains                                                                --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (1.07)               .03
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        5.12      $        6.19
                                                             =============      =============
Total Investment Return                                             (17.29)%             0.49%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.67%**            2.08%
Net Expenses                                                          1.67%**            2.08%
Net Investment Loss                                                  (0.75)%**          (0.16)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           1,063%             1,293%
Net Assets, End of Period (000's omitted)                    $         472      $         233

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                    TRANSPORTATION FUND
                                                             --------------------------------
                                                                      YEAR             PERIOD
                                                                     ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,
                                                                      2000               1999*
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        7.95      $        9.26
                                                             -------------      -------------
Net Investment Loss+                                                    --               (.10)
Net Realized and Unrealized Gains (Losses) on Securities             (1.79)             (1.21)
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                        (1.79)             (1.31)
Distributions to Shareholders from Net Realized Capital
   Gains                                                                --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (1.79)             (1.31)
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        6.16      $        7.95
                                                             =============      =============
Total Investment Return                                             (22.52)%           (14.15)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.34%              2.08%**
Net Expenses                                                          1.33%              2.07%**
Net Investment Loss                                                  (0.08)%            (1.38)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                           1,970%             7,583%
Net Assets,End of Period (000's omitted)                     $      87,189      $           4

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1,1998-TELECOMMUNICATIONS FUND; JUNE 9,1998-TRANSPORTATION FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                                       ADVISOR CLASS
                                                             --------------------------------
                                                                      UTILITIES FUND
                                                             --------------------------------
                                                                    PERIOD               YEAR
                                                                     ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,
                                                                      2001               2001*
                                                             -------------      -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       11.81      $       10.00
                                                             -------------      -------------
Net Investment Loss+                                                   .09                .12
Net Realized and Unrealized Gains (Losses) on Securities             (2.60)              1.69
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                        (2.51)              1.81
Distributions to Shareholders from Net Realized Capital
   Gains                                                                --                 --
                                                             -------------      -------------
Net Increase (Decrease) in Net Asset Value                           (2.51)              1.81
                                                             -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        9.30      $       11.81
                                                             =============      =============
Total Investment Return                                             (21.25)%            18.10%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        1.64%**            2.09%**
Net Expenses                                                          1.64%**            2.08%**
Net Investment Loss                                                   1.64%**            1.03%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             597%             1,591%
Net Assets, End of Period (000's omitted)                    $       9,522      $      14,360

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 3, 2000-UTILITIES FUND. ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

This page intentionally left blank.

                                                                                   C CLASS
                                                             ---------------------------------------------------
                                                                                                           BASIC
                                                                       BANKING FUND               MATERIALS FUND
                                                             --------------------------------     --------------
                                                                    PERIOD             PERIOD             PERIOD
                                                                     ENDED              ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,      SEPTEMBER 30,
                                                                      2001               2001              2001*
                                                             -------------      -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $        8.27      $        8.27      $        7.71
                                                             -------------      -------------      -------------
Net Investment Income (Loss)+                                          .02                 --                .01
Net Realized and Unrealized Gains (Losses) on Securities              (.40)                --              (1.01)
                                                             -------------      -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                         (.38)                --              (1.00)
Distributions to Shareholders                                           --                 --                 --
Net Increase (Decrease) in Net Asset Value                            (.38)                --              (1.00)
                                                             -------------      -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $        7.89      $        8.27      $        6.71
                                                             =============      =============      =============
Total Investment Return                                              (4.59)%             0.00%            (12.97)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        2.34%**            0.00%**            2.38%**
Net Expenses                                                          2.34%**            0.00%**            2.38%**
Net Investment Income (Loss)                                          0.39%**            0.00%**            0.51%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             476%             1,394%               539%
Net Assets, End of Period (000's omitted)                    $         458      $          14      $         138


                                       79

                                                                                   C CLASS
                                                             ---------------------------------------------------
                                                                                                        CONSUMER
                                                                    BIOTECHNOLOGY FUND             PRODUCTS FUND
                                                             --------------------------------      -------------
                                                                    PERIOD             PERIOD             PERIOD
                                                                     ENDED              ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,      SEPTEMBER 30,
                                                                      2001              2001*              2001*
                                                             -------------      -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       21.66      $       21.66      $        7.27
                                                             -------------      -------------      -------------
Net Investment Income (Loss)+                                         (.25)                --                .01
Net Realized and Unrealized Gains (Losses) on Securities              (.63)                --                .13
                                                             -------------      -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                         (.88)                --                .14
Distributions to Shareholders                                           --                 --                 --
Net Increase (Decrease) in Net Asset Value                            (.88)                --                .14
                                                             -------------      -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       20.78      $       21.66      $        7.41
                                                             =============      =============      =============
Total Investment Return                                              (4.06)%             0.00%              1.93%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        2.22%**            0.00%**            2.32%**
Net Expenses                                                          2.22%**            0.00%**            2.32%**
Net Investment Income (Loss)                                         (2.19)%**           0.00%**            0.71%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                              99%               305%               435%
Net Assets, End of Period (000's omitted)                    $         452      $           3      $         305

                                                                                   C CLASS
                                                             ---------------------------------------------------
                                                                      ELECTRONICS FUND              ENERGY FUND
                                                             --------------------------------      -------------
                                                                    PERIOD             PERIOD             PERIOD
                                                                     ENDED              ENDED              ENDED
                                                             SEPTEMBER 30,          MARCH 31,      SEPTEMBER 30,
                                                                      2001              2001*              2001*
                                                             -------------      -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                         $       16.54      $       18.72      $       11.87
                                                             -------------      -------------      -------------
Net Investment Income (Loss)+                                         (.17)              (.01)               .02
Net Realized and Unrealized Gains (Losses) on Securities             (4.65)             (2.17)             (1.87)
                                                             -------------      -------------      -------------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                        (4.82)             (2.18)             (1.85)
Distributions to Shareholders                                           --                 --                 --
Net Increase (Decrease) in Net Asset Value                           (4.82)             (2.18)             (1.85)
                                                             -------------      -------------      -------------
NET ASSET VALUE--END OF PERIOD                               $       11.72      $       16.54      $       10.02
                                                             =============      =============      =============
Total Investment Return                                             (29.14)%           (11.65)%           (15.59)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                        2.23%**            2.11%**            2.16%**
Net Expenses                                                          2.23%**            1.82%**            2.16%**
Net Investment Income (Loss)                                         (1.99)%**          (1.76)%**           0.42%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                             302%               705%               644%
Net Assets, End of Period (000's omitted)                    $          85      $           2      $          55

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 26, 2001-ELECTRONICS FUND; MARCH 30, 2001-BANKING FUND AND BIOTECHNOLOGY FUND; MAY 3, 2001-BASIC MATERIALS FUND; JULY 24, 2001-CONSUMER PRODUCTS;APRIL 19, 2001-ENERGY FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                                         C CLASS
                                                   -------------------------------------------------
                                                                                           FINANCIAL
                                                         ENERGY SERVICES FUND          SERVICES FUND
                                                   -----------------------------       -------------
                                                           PERIOD         PERIOD              PERIOD
                                                            ENDED          ENDED               ENDED
                                                    SEPTEMBER 30,      MARCH 31,       SEPTEMBER 30,
                                                             2001          2001*               2001*
                                                   --------------     ----------       -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD               $         9.10     $     9.10       $       10.28
                                                   --------------     ----------       -------------
Net Investment Loss+                                         (.04)            --                (.02)
Net Realized and Unrealized Gains (Losses)
 on Securities                                              (3.57)            --               (1.10)
                                                   --------------     ----------       -------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                                 (3.61)            --               (1.12)
Distributions to Shareholders                                  --             --                  --
Net Increase (Decrease) in Net Asset Value                  (3.61)            --               (1.12)
                                                   --------------     ----------       -------------
NET ASSET VALUE--END OF PERIOD                     $         5.49     $     9.10       $        9.16
                                                   ==============     ==========       =============
TOTAL INVESTMENT RETURN                                    (39.67)%         0.00%             (10.89)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                               2.37%**        0.00%**             2.28%**
Net Expenses                                                 2.37%**        0.00%**             2.28%**
Net Investment Loss                                         (0.98)%**       0.00%**            (0.54)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                    448%           944%                468%
Net Assets, End of Period (000's omitted)          $           19     $        3       $         376


                                       81
                                                                             C CLASS
                                         -------------------------------------------------------------------------

                                                       HEALTH CARE FUND           INTERNET FUND       LEISURE FUND
                                         ----------------------------------       -------------      -------------
                                                PERIOD               PERIOD              PERIOD             PERIOD
                                                 ENDED                ENDED               ENDED              ENDED
                                         SEPTEMBER 30,            MARCH 31,       SEPTEMBER 30,      SEPTEMBER 30,
                                                  2001                2001*               2001*              2001*
                                         -------------         ------------       -------------      -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD     $       11.25         $      11.25       $       53.40      $        9.67
                                         -------------         ------------       -------------      -------------
Net Investment Loss+                              (.09)                  --                (.38)              (.07)
Net Realized and Unrealized Gains
   (Losses) on Securities                          .13                   --              (26.73)             (3.27)
                                         -------------         ------------       -------------      -------------
Net Increase (Decrease) in Net
   Asset Value Resulting from Operations           .04                   --              (27.11)             (3.34)
Distributions to Shareholders                       --                   --                  --                 --
Net Increase (Decrease) in Net
   Asset Value                                     .04                   --              (27.11)             (3.34)
                                         -------------         ------------       -------------      -------------
NET ASSET VALUE--END OF PERIOD           $       11.29         $      11.25       $       26.29      $        6.33
                                         =============         ============       =============      =============


TOTAL INVESTMENT RETURN                  0.36%                         0.00%             (50.77)%           (34.54)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                    2.25%**              0.00%**             2.26%**            2.42%**
Net Expenses                                      2.25%**              0.00%**             2.26%**            2.42%**
Net Investment Loss                              (1.56)%**             0.00%**            (2.17)%**          (2.08)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                         517%               1,399%              1,334%               998%
Net Assets, End of Period (000's omitted)$         541         $          3       $         126      $         134


   + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
   * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 30, 2001-ENERGY SERVICES FUND AND HEALTH CARE FUND; APRIL 19, 2001-INTERNET FUND; APRIL 20, 2001-FINANCIAL SERVICES FUND; MAY 3, 2001-LEISURE FUND.
  ** ANNUALIZED
 *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
     SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                                                   C CLASS
                                                                        -------------------------------
                                                                             PRECIOUS         RETAILING
                                                                          METALS FUND              FUND
                                                                        -------------     -------------
                                                                               PERIOD            PERIOD
                                                                                ENDED             ENDED
                                                                        SEPTEMBER 30,     SEPTEMBER 30,
                                                                                2001*             2001*
                                                                        -------------     -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                                    $       20.41     $       10.68
                                                                        -------------     -------------
Net Investment Income (Loss)+                                                    (.03)             (.06)
Net Realized and Unrealized Gains
   (Losses)on Securities                                                         1.10             (1.65)
Net Increase (Decrease) in Net
   Asset Value Resulting from Operations                                         1.07             (1.71)
Distributions to Shareholders                                                      --                --
Net Increase (Decrease) in Net
   Asset Value                                                                   1.07             (1.71)
                                                                        -------------     -------------
NET ASSET VALUE--END OF PERIOD                                          $       21.48     $        8.97
                                                                        =============     =============

TOTAL INVESTMENT RETURN                                                          5.24%           (16.01)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                                                   2.17%**           2.28%**
Net Expenses                                                                     2.17%**           2.28%**
Net Investment Income (Loss)                                                    (0.39)%**         (1.61)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                                        414%            1,258%
Net Assets, End of Period (000's
   omitted)                                                             $         226     $          90


                                       83

                                                                           C CLASS
                                         -------------------------------------------------------------------------
                                            TECHNOLOGY         TELECOMMUNI-      TRANSPORTATION
                                                  FUND         CATIONS FUND                FUND     UTILITIES FUND
                                         -------------        -------------      --------------     --------------
                                                PERIOD               PERIOD              PERIOD             PERIOD
                                                 ENDED                ENDED               ENDED              ENDED
                                         SEPTEMBER 30,        SEPTEMBER 30,       SEPTEMBER 30,      SEPTEMBER 30,
                                                2001*                 2001*               2001*              2001*
                                         -------------        -------------      --------------     --------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD     $       14.82        $        8.97      $         6.68     $        12.66
                                         -------------        -------------      --------------     --------------
Net Investment Income (Loss)+                     (.12)                (.07)               (.02)               .01
Net Realized and Unrealized Gains
  (Losses) on Securities                         (5.66)               (2.73)              (1.33)             (3.38)
                                         -------------        -------------      --------------     --------------
Net Increase (Decrease) in Net
   Asset Value Result from Operations            (5.78)               (2.80)              (1.35)             (3.37)
Distributions to Shareholders                       --                   --                  --                 --
Net Increase (Decrease) in Net
   Asset Value                                   (5.78)               (2.80)              (1.35)             (3.37)
                                         -------------        -------------      --------------     --------------
NET ASSET VALUE--END OF PERIOD           $        9.04        $        6.17      $         5.33     $         9.29
                                         =============        =============      ==============     ==============

TOTAL INVESTMENT RETURN                         (39.00)%             (31.22)%            (20.21)%           (26.62)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                    2.45%**              2.33%**             2.29%**            2.29%**
Net Expenses                                      2.45%**              2.33%**             2.29%**            2.29%**
Net Investment Income (Loss)                     (2.17)%**            (1.86)%**           (0.84)%**           0.34%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                         421%                 487%              1,063%               597%
Net Assets,End of Period (000's
   omitted)                              $          99          $         2       $          45      $          38

   + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
   * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 18, 2001-TECHNOLOGY FUND AND TELECOMMUNICATIONS FUND; APRIL 27, 2001-PRECIOUS METALS FUND AND UTILITIES FUND; MAY 8, 2001-RETAILING FUND;MAY 14, 2001-TRANSPORTATION FUND.
  ** ANNUALIZED
 *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
     SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
See Notes to Financial Statements.

This page intentionally left blank.

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares.The Trust offers four separate classes of shares, Investor Class Shares, Advisor Class Shares, H Class Shares, and C Class Shares.Sales of shares of each Class are made without a sales charge at the net asset value per share.C Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase.At September 30, 2001, the Trust consisted of thirty-two separate series:four-teen benchmark funds, one money market fund, and seventeen sector funds.This report covers the seventeen sector funds (the "Sector Funds"), while the Benchmark Funds and Money Market Fund are contained in a separate report.The following significant accounting policies are in conformity with accounting principles generally accepted in the United States and are consistently followed by the Trust.

A. Securities listed on an exchange are valued at the last quoted sales price as of 4:00 p.m. on the valuation date.Securities not traded on an exchange are valued at their last sales price.Listed options held by the Trust are valued at their last bid price.Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers.The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices.Short-term securities, if any, are valued at amortized cost, which approximates market value.Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income is accrued on a daily basis.

C. The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

D. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to the Advisor Class Shares and H Class Shares and service and distribution fees related to C Class Shares, are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets value of each Fund included in the Trust.

E. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets were not affected by these differences.

F. Each Sector Fund seeks capital appreciation and invests substantially all of its assets in equity securities of companies involved in its sector. The Funds may also purchase ADRs and U.S.Government securities, enter into repurchase agreements, and engage in futures and options transactions. The risks inherent in the use of futures and options include 1) adverse changes in the value of such instruments;2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities or index; and 3) the possible absence of a liquid secondary market for any particular instrument at any time.

G. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.   REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury obligations. The collateral is in the possession of the Trust's custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed and outstanding on September 30, 2001 are as follows:

COUNTERPARTY                         TERMS OF AGREEMENT              FACE VALUE     MARKET VALUE
------------                         ------------------             -----------   ---------------
Fuji Securities, Inc.                   3.15% due 10/1/01            160,000,000   $   160,000,000
Salomon Smith Barney, Inc.              3.15% due 10/1/01            160,000,000       160,000,000
PaineWebber, Inc.                       3.18% due 10/1/01            160,000,000       160,000,000
Lehman Brothers, Inc.                   3.20% due 10/1/01             90,311,654        90,311,654
                                                                                   ---------------
                                                                                   $   570,311,654
                                                                                   ===============

As of September 30, 2001, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                         RANGE OF RATES                PAR VALUE        MARKET VALUE
-------------                         --------------           --------------     ---------------
U.S. Treasury Notes                      6.125%-10.625%          $  304,295,000     $   366,333,299
U.S. Treasury Bonds                       6.000%-7.875%             144,003,000         157,605,977
U.S. Treasury Bills                                                  60,900,000          60,464,200
                                                                                    ---------------
                                                                                    $   584,403,476
                                                                                    ===============

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract,the Trust pays Rydex Global Advisors, an affiliated entity, investment advisory fees calculated at an annualized rate of eighty-five hundredths of one percent (0.85)% of the average daily net assets of each of the Sector Funds, except the Precious Metals Fund, which is three-quarters of one percent (0.75)% of the average daily net assets. Certain officers and trustees of the Trust are also officers and directors of Rydex Global Advisors.

Rydex Fund Services, Inc.(the "Servicer"), an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of one quarter of one percent (0.25)% of the average daily net assets of each of the Sector Funds.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of one-tenth of one percent (0.10)% on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075)% on the next $250 million of the average daily net assets, one-twentieth of one percent (0.05)% on the next $250 million of the average daily net assets, and one-thirty-third of one percent (0.03)% on the average daily net assets over $750 million of each of the funds.

Certain officers and trustees of the Trust are also officers and directors of Rydex Fund Services, Inc.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class Shares and a Distribution Plan applicable to the H Class Shares, for which Rydex Distributors, Inc.(the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation.If a Service Provider provides distribution services, the Trust will pay fees to the Distributor at an annual rate not to exceed one quarter of one percent (0.25)% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. If a Service Provider provides shareholder services, the Distributor will receive fees from the Trust at an annual rate not to exceed one quarter of one percent (0.25)% of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan (the "C Class Plan") applicable to its C Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds'C Class Shares average daily net assets. The annual .25% service fee compensates your financial advisor for providing on-going services to you. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. The annual .75% distribution fee reimburses the Distributor for paying your financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees.

Certain officers and trustees of the Trust are also officers and directors of Rydex Distributors, Inc.

4.   SECURITIES TRANSACTIONS

During the period ended September 30, 2001 purchases and sales of investment securities, excluding short-term and temporary cash investments, were:(Unaudited)

                                                  BASIC                  BIO-              CONSUMER
                          BANKING             MATERIALS            TECHNOLOGY              PRODUCTS           ELECTRONICS
                             FUND                  FUND                  FUND                  FUND                  FUND
                -----------------       ---------------       ---------------       ---------------       ---------------
Purchases       $     239,512,991       $   168,235,081       $   342,687,314       $   123,990,779       $   249,218,282
Sales           $     267,428,604       $   160,811,067       $   382,235,293       $   124,988,366       $   255,308,305

                                                 ENERGY             FINANCIAL                HEALTH
                           ENERGY              SERVICES              SERVICES                  CARE              INTERNET
                             FUND                  FUND                  FUND                  FUND                  FUND
                -----------------       ---------------       ---------------       ---------------       ---------------
Purchases       $     205,137,761       $   176,414,882       $   294,294,222       $   355,816,835       $   118,580,126
Sales           $     197,452,493       $   191,757,837       $   313,028,964       $   358,826,180       $   113,524,243

                                               PRECIOUS                                                             TELE-
                          LEISURE                METALS             RETAILING            TECHNOLOGY        COMMUNICATIONS
                             FUND                  FUND                  FUND                  FUND                  FUND
                -----------------       ---------------       ---------------       ---------------       ---------------
Purchases       $     177,348,132       $   221,479,145       $   440,098,828       $   236,470,096       $    97,972,164
Sales           $     190,705,634       $   180,206,072       $   453,130,862       $   229,055,100       $    85,580,674

                           TRANS-
                        PORTATION             UTILITIES
                             FUND                  FUND
                -----------------       ---------------
Purchases       $     148,257,837       $   137,522,075
Sales           $     139,753,857       $   148,581,257


5.   NET UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES

At September 30,2001,unrealized appreciation (depreciation) and cost of investment securities for Federal income tax purposes were: (Unaudited)

                                                                BASIC               BIO-          CONSUMER
                                           BANKING          MATERIALS         TECHNOLOGY          PRODUCTS         ELECTRONICS
                                              FUND               FUND               FUND              FUND                FUND
                                     -------------     --------------     --------------     -------------      --------------
Gross Unrealized Appreciation        $          --     $           --     $           --     $          --      $          --
Gross Unrealized (Depreciation)        (10,815,914)        (5,683,622)       (29,181,560)       (2,472,142)        (39,405,391)
                                     -------------     --------------     --------------     -------------      --------------

Net Unrealized Appreciation
  (Depreciation)                     $ (10,815,914)    $   (5,683,622)    $  (29,181,560)    $  (2,472,142)     $  (39,405,391)
                                     =============     ==============     ==============     =============      ==============

Cost of Investments for Federal
   Income Tax Purposes               $  36,009,353     $   28,245,782     $  281,122,776     $  27,301,223      $   81,616,046
                                     =============     ==============     ==============     =============      ==============

                                                               ENERGY          FINANCIAL            HEALTH
                                            ENERGY           SERVICES           SERVICES              CARE           INTERNET
                                              FUND               FUND               FUND              FUND               FUND
                                     -------------     --------------     --------------     -------------      --------------
Gross Unrealized Appreciation        $          --     $           --     $           --     $          --      $          --
Gross Unrealized (Depreciation)         (7,986,975)       (24,582,441)        (9,095,164)      (11,230,356)         (1,091,996)
                                     -------------     --------------     --------------     -------------      --------------

Net Unrealized Appreciation
  (Depreciation)                     $  (7,986,975)    $  (24,582,441)    $   (9,095,164)    $ (11,230,356)     $   (1,091,996)
                                     =============     ==============     ==============     =============      ==============

Cost of Investments for Federal
   Income Tax Purposes               $  29,926,620     $   43,907,691     $   51,896,574     $  72,263,578      $   2,767,954
                                     =============     ==============     ==============     =============      ==============

                                                                                                                        TELE-
                                                             PRECIOUS                                                  COMMU-
                                           LEISURE             METALS          RETAILING        TECHNOLOGY          NICATIONS
                                              FUND               FUND               FUND              FUND               FUND
                                     -------------     --------------     --------------     -------------      --------------
Gross Unrealized Appreciation        $          --     $           --     $           --     $          --      $          --
Gross Unrealized (Depreciation)         (5,292,560)       (11,302,076)       (23,216,601)      (55,301,558)         (9,553,229)
                                     -------------     --------------     --------------     -------------      --------------
Net Unrealized Appreciation
  (Depreciation)                     $  (5,292,560)    $  (11,302,076)    $  (23,216,601)    $ (55,301,558)     $   (9,553,229)
                                     =============     ==============     ==============     =============      ==============
Cost of Investments for Federal
  Income Tax Purposes                $   6,814,082     $   83,622,812     $   49,803,475     $  95,917,814      $   47,299,385
                                     =============     ==============     ==============     =============      ==============

                                            TRANS-
                                         PORTATION          UTILITIES
                                              FUND               FUND
                                     -------------     --------------
Gross Unrealized Appreciation        $          --     $           --
Gross Unrealized (Depreciation)         (4,277,577)        (2,594,162)
                                     -------------     --------------
Net Unrealized Appreciation
  (Depreciation)                     $  (4,277,577)    $   (2,594,162)
                                     =============     ==============
Cost of Investments for Federal
   Income Tax Purposes               $  18,459,331     $   16,170,604
                                     =============     ==============

6.   SHARE TRANSACTIONS

The Funds are authorized to distribute an unlimited number of shares. Transactions in shares for the year ended September 30,2001 were: (Unaudited)

INVESTOR CLASS:
                                                                                BASIC              BIO-
                                                           BANKING          MATERIALS        TECHNOLOGY
                                                              FUND               FUND              FUND
                                                       -----------        -----------       -----------
Shares Purchased                                        27,123,607         26,210,218        18,724,349
Purchased through Dividend Reinvestment                         --                 --                --
                                                       -----------        -----------       -----------
Total Purchased                                         27,123,607         26,210,218        18,724,349
Shares Redeemed                                        (29,069,221)       (25,335,420)      (20,735,838)
                                                       -----------        -----------       -----------
Net Shares Purchased (Redeemed)                         (1,945,614)           874,798        (2,011,489)
                                                       ===========        ===========       ===========

                                                                                               PRECIOUS
                                                          INTERNET            LEISURE            METALS
                                                              FUND               FUND              FUND
                                                       -----------        -----------       -----------
Shares Purchased                                         3,180,122         17,168,430        18,782,224
Purchased through Dividend Reinvestment                         --                 --                --
                                                       -----------        -----------       -----------
Total Purchased                                          3,180,122         17,168,430        18,782,224
Shares Redeemed                                         (3,919,290)       (17,134,643)      (16,831,201)
                                                       -----------        -----------       -----------
Net Shares Purchased (Redeemed)                           (739,168)            33,787         1,951,023
                                                       ===========        ===========       ===========

ADVISOR CLASS:
                                                                                BASIC              BIO-
                                                           BANKING          MATERIALS        TECHNOLOGY
                                                              FUND               FUND              FUND
                                                       -----------        -----------       -----------
Shares Purchased                                        17,102,310          8,023,352         4,156,971
Purchased through Dividend Reinvestment                         --                 --                --
                                                       -----------        -----------       -----------
Total Purchased                                         17,102,310          8,023,352         4,156,971
Shares Redeemed                                        (19,178,519)        (7,953,762)       (4,326,275)
                                                       -----------        -----------       -----------
Net Shares Purchased (Redeemed)                         (2,076,209)            69,590          (169,304)
                                                       ===========        ===========       ===========


                                       91

INVESTOR CLASS:
                                                          CONSUMER
                                                          PRODUCTS        ELECTRONICS            ENERGY
                                                              FUND               FUND              FUND
                                                       -----------        -----------       -----------
Shares Purchased                                         9,660,727         14,708,933        21,446,907
Purchased through Dividend Reinvestment                         --                --                --
                                                       -----------        -----------       -----------
Total Purchased                                          9,660,727         14,708,933        21,446,907
Shares Redeemed                                         (9,741,889)       (15,585,928)      (21,080,883)
                                                       -----------        -----------       -----------
Net Shares Purchased (Redeemed)                            (81,162)          (876,995)          366,024
                                                       ===========        ===========       ===========

                                                                                                  TELE-
                                                                                                 COMMU-
                                                         RETAILING         TECHNOLOGY         NICATIONS
                                                              FUND               FUND              FUND
                                                       -----------        -----------       -----------
Shares Purchased                                        26,683,416         16,166,732        11,072,405
Purchased through Dividend Reinvestment                         --                 --                --
                                                       -----------        -----------       -----------
Total Purchased                                         26,683,416         16,166,732        11,072,405
Shares Redeemed                                        (28,711,596)       (16,667,118)       (9,173,842)
                                                       -----------        -----------       -----------
Net Shares Purchased (Redeemed)                         (2,028,180)          (500,386)        1,898,563
                                                       ===========        ===========       ===========

ADVISOR CLASS:
                                                          CONSUMER
                                                          PRODUCTS        ELECTRONICS            ENERGY
                                                              FUND               FUND              FUND
                                                       -----------        -----------       -----------
Shares Purchased                                        11,301,403          4,861,714         4,662,515
Purchased through Dividend Reinvestment                         --                 --                --
                                                       -----------        -----------       -----------
Total Purchased                                         11,301,403          4,861,714         4,662,515
Shares Redeemed                                        (11,600,447)        (5,076,113)       (4,598,665)
                                                       -----------        -----------       -----------
Net Shares Purchased (Redeemed)                           (299,044)          (214,399)           63,850
                                                       ===========        ===========       ===========

INVESTOR CLASS:
                                                            ENERGY          FINANCIAL            HEALTH
                                                          SERVICES           SERVICES              CARE
                                                              FUND               FUND              FUND

                                                       -----------        -----------       -----------
Shares Purchased                                        29,868,821         30,751,921        33,053,131
Purchased through Dividend Reinvestment                         --                 --                --
Total Purchased                                         29,868,821         30,751,921        33,053,131
Shares Redeemed                                        (32,394,255)       (32,115,292)      (33,618,491)
---------------                                        ------------       ------------      ------------
Net Shares Purchased (Redeemed)                         (2,525,434)        (1,363,371)         (565,360)
                                                       ===========        ===========       ===========

                                                            TRANS-
                                                         PORTATION         UTILITIES
                                                              FUND              FUND
                                                       -----------        -----------
Shares Purchased                                        21,080,668         12,602,441
Purchased through Dividend Reinvestment                         --                 --
                                                       -----------        -----------
Total Purchased                                         21,080,668         12,602,441
Shares Redeemed                                        (19,740,156)       (13,473,283)
                                                       -----------        -----------
Net Shares Purchased (Redeemed)                          1,340,512           (870,842)
                                                       ===========        ===========


ADVISOR CLASS:
                                                            ENERGY         FINANCIAL             HEALTH
                                                          SERVICES          SERVICES               CARE
                                                              FUND              FUND               FUND
                                                       -----------        -----------       -----------
Shares Purchased                                         3,857,864          5,300,420         9,966,128
Purchased through Dividend Reinstatement                        --                 --                --
                                                       -----------        -----------       -----------
Total Purchased                                          3,857,864          5,300,420         9,966,128
Shares Redeemed                                         (3,640,381)        (5,852,044)       (9,983,273)
                                                       -----------        -----------       -----------
Net Shares Purchased (Redeemed)                            217,483           (551,624)          (17,145)
                                                       ===========        ===========       ===========

                                                            INTERNET           LEISURE        RETAILING
                                                                FUND              FUND             FUND
                                                        ------------       -----------      -----------
Shares Purchased                                           2,441,290         9,297,145       22,654,514
Purchased through Dividend Reinvestment                           --                --               --
                                                        ------------       -----------      -----------
Total Purchased                                            2,441,290         9,297,145       22,654,514
Shares Redeemed                                           (2,517,635)      (11,473,697)     (21,977,685)
                                                        ------------       -----------      -----------
Net Shares Purchased (Redeemed)                              (76,345)       (2,176,552)         676,829
                                                        ============       ===========      ===========

C CLASS:
                                                                                 BASIC             BIO-
                                                             BANKING         MATERIALS       TECHNOLOGY
                                                                FUND              FUND             FUND
                                                        ------------       -----------      -----------
Shares Purchased                                             125,853            41,292           62,518
Purchased through Dividend Reinvestment                           --                --               --
                                                        ------------       -----------      -----------
Total Purchased                                              125,853            41,292           62,518
Shares Redeemed                                              (69,500)          (20,645)         (40,940)
                                                        ------------       -----------      -----------
Net Shares Purchased (Redeemed)                               56,353            20,647           21,578
                                                        ============       ===========      ===========

                                                                                               PRECIOUS
                                                            INTERNET           LEISURE           METALS
                                                                FUND              FUND             FUND
                                                        ------------       -----------      -----------
Shares Purchased                                              22,261            65,017           19,151
Purchased through Dividend Reinvestment                           --                --               --
                                                        ------------       -----------      -----------
Total Purchased                                               22,261            65,017           19,151
Shares Redeemed                                              (17,459)          (43,856)          (8,618)
                                                        ------------       -----------      -----------
Net Shares Purchased (Redeemed)                                4,802            21,161           10,533
                                                        ============       ===========      ===========

Transactions in shares for the year ended March 31,2001 were:


INVESTOR CLASS:
                                                                                BASIC             BIO-
                                                             BANKING         MATERIALS       TECHNOLOGY
                                                                FUND              FUND             FUND
                                                        ------------       -----------      -----------
Shares Purchased                                         109,459,227        79,904,022       83,137,231
Purchased through Dividend Reinvestment                           --                --               --
                                                        ------------       -----------      -----------
Total Purchased                                          109,459,227        79,904,022       83,137,231
Shares Redeemed                                         (110,208,615)      (79,651,484)     (85,853,736)
                                                        ------------       -----------      -----------
Net Shares Purchased (Redeemed)                             (749,388)          252,538       (2,716,505)
                                                        ============       ===========      ===========


                                       93

                                                                                 TELE-           TRANS-
                                                          TECHNOLOGY    COMMUNICATIONS        PORTATION
                                                                FUND              FUND             FUND
                                                        ------------       -----------      -----------
Shares Purchased                                           7,409,405         6,212,992        9,659,151
Purchased through Dividend Reinvestment                           --                --               --
                                                        ------------       -----------      -----------
Total Purchased                                            7,409,405         6,212,992        9,659,151
Shares Redeemed                                           (6,125,051)       (5,605,690)      (9,604,623)
                                                        ------------       -----------      -----------
Net Shares Purchased (Redeemed)                            1,284,354           607,302           54,528
                                                        ============       ===========      ===========

C CLASS:
                                                            CONSUMER
                                                            PRODUCTS       ELECTRONICS           ENERGY
                                                                FUND              FUND             FUND
                                                        ------------       -----------      -----------
Shares Purchased                                              41,331            28,375           21,565
Purchased through Dividend Reinvestment                           --                --               --
                                                        ------------       -----------      -----------
Total Purchased                                               41,331            28,375           21,565
Shares Redeemed                                                 (131)          (21,267)         (16,091)
                                                        ------------       -----------      -----------
Net Shares Purchased (Redeemed)                               41,200             7,108            5,474
                                                        ============       ===========      ===========

                                                                                                  TELE-
                                                                                                 COMMU-
                                                           RETAILING        TECHNOLOGY        NICATIONS
                                                                FUND              FUND             FUND
                                                        ------------       -----------      -----------
Shares Purchased                                              20,482            25,485            7,517
Purchased through Dividend Reinvestment                           --                --               --
                                                        ------------       -----------      -----------
Total Purchased                                               20,482            25,485            7,517
Shares Redeemed                                             (10,452)           (14,561)          (7,145)
                                                        ------------       -----------      -----------
Net Shares Purchased (Redeemed)                               10,030            10,924              372
                                                        ============       ===========      ===========


INVESTOR CLASS:

                                                            CONSUMER
                                                             PRODUCTS      ELECTRONICS           ENERGY
                                                                 FUND             FUND             FUND
                                                        ------------       -----------      -----------
Shares Purchased                                          67,897,891        72,760,214       38,935,124
Purchased through Dividend Reinvestment
Total Purchased                                                   --            70,554               --
                                                        ------------       -----------      -----------
Shares Redeemed                                           67,897,891        72,830,768       38,935,124
Net Shares Purchased (Redeemed)                          (67,927,753)      (75,439,136)     (38,845,702)
                                                        ------------       -----------      -----------
                                                             (29,862)       (2,608,368)          89,422
                                                        ============       ===========      ===========


                                                           UTILITIES
                                                                FUND
                                                        ------------
Shares Purchased                                           5,406,903
Purchased through Dividend Reinvestment                           --
                                                        ------------
Total Purchased                                            5,406,903
Shares Redeemed                                           (5,599,102)
                                                        ------------
Net Shares Purchased (Redeemed)                             (192,199)
                                                        ============

C CLASS:
                                                              ENERGY         FINANCIAL           HEALTH
                                                            SERVICES          SERVICES             CARE
                                                                FUND              FUND             FUND
                                                        ------------       -----------      -----------
Shares Purchased                                              41,649            67,787           76,684
Purchased through Dividend Reinvestment                           --                --               --
                                                        ------------       -----------      -----------
Total Purchased                                               41,649            67,787           76,684
Shares Redeemed                                              (38,492)          (26,746)         (29,021)
                                                        ------------       -----------      -----------
Net Shares Purchased (Redeemed)                                3,157            41,041           47,663
                                                        ============       ===========      ===========

                                                              TRANS-
                                                           PORTATION         UTILITIES
                                                                FUND              FUND
                                                        ------------       -----------
Shares Purchased                                              27,303            18,880
Purchased through Dividend Reinvestment                           --                --
                                                        ------------       -----------
Total Purchased                                               27,303            18,880
Shares Redeemed                                              (18,845)          (14,777)
                                                        ------------       -----------
Net Shares Purchased (Redeemed)                                8,458             4,103
                                                        ============       ===========

INVESTOR CLASS:

                                                              ENERGY         FINANCIAL
                                                            SERVICES          SERVICES
                                                                FUND              FUND
                                                        ------------      ------------
Shares Purchased                                         104,632,718       195,888,165
Purchased through Dividend Reinvestment                           --                --
                                                        ------------      ------------
Total Purchased                                          104,632,718       195,888,165
Shares Redeemed                                         (104,985,198)     (207,714,953)
                                                        ------------      ------------
Net Shares Purchased (Redeemed)                             (352,480)      (11,826,788)
                                                        ============      ============

                                                              HEALTH
                                                                CARE          INTERNET          LEISURE
                                                                FUND              FUND             FUND
                                                        ------------       -----------      -----------
Shares Purchased                                         193,192,229        43,619,459       29,541,332
Purchased through Dividend Reinvestment                           --                --               --
                                                        ------------       -----------      -----------
Total Purchased                                          193,192,229        43,619,459       29,541,332
Shares Redeemed                                         (192,412,577)      (42,841,760)     (29,892,695)
                                                        ------------       -----------      -----------
Net Shares Purchased (Redeemed)                              779,652           777,699         (351,363)
                                                        ============       ===========      ===========

ADVISOR CLASS:
                                                                                 BASIC             BIO-
                                                             BANKING         MATERIALS       TECHNOLOGY
                                                                FUND              FUND             FUND
                                                        ------------       -----------      -----------
Shares Purchased                                          46,662,215        20,788,164       15,877,405
Purchased through Dividend Reinvestment                           --                --               --
                                                        ------------       -----------      -----------
Total Purchased                                           46,662,215        20,788,164       15,877,405
Shares Redeemed                                          (46,624,445)      (21,394,920)     (16,273,590)
                                                        ------------       -----------      -----------
Net Shares Purchased (Redeemed)                               37,770          (606,756)        (396,185)
                                                        ============       ===========      ===========

                                                            INTERNET           LEISURE        RETAILING
                                                                FUND              FUND             FUND
                                                        ------------       -----------      -----------
Shares Purchased                                          25,021,068        14,702,719       55,033,869
Purchased through Dividend Reinvestment                           --                --               --
                                                        ------------       -----------      -----------
Total Purchased                                           25,021,068        14,702,719       55,033,869
Shares Redeemed                                          (24,924,454)      (14,197,076)     (60,884,669)
                                                        ------------       -----------      -----------
Net Shares Purchased (Redeemed)                               96,614           505,643       (5,850,800)
                                                        ============       ===========      ===========

C CLASS:
                                                                                  BIO-
                                                             BANKING        TECHNOLOGY      ELECTRONICS
                                                                FUND              FUND             FUND
                                                        ------------       -----------      -----------
Shares Purchased                                               1,689               150              845
Purchased through Dividend Reinvestment                           --                --               --
                                                        ------------       -----------      -----------
Total Purchased                                                1,689               150              845
Shares Redeemed                                                   --                --             (724)
                                                        ------------       -----------      -----------
Net Shares Purchased (Redeemed)                                1,689               150              121
                                                        ============       ===========      ===========


                                       95

                                                            PRECIOUS
                                                              METALS         RETAILING       TECHNOLOGY
                                                                FUND              FUND             FUND
                                                        ------------       -----------      -----------
Shares Purchased                                          42,296,780       106,592,134       64,619,961
Purchased through Dividend Reinvestment                           --                --               --
                                                        ------------       -----------      -----------
Total Purchased                                           42,296,780       106,592,134       64,619,961
Shares Redeemed                                          (50,916,230)     (109,499,089)     (65,370,538)
                                                        ------------       -----------      -----------
Net Shares Purchased (Redeemed)                           (8,619,450)       (2,906,955)        (750,577)
                                                        ============       ===========      ===========

ADVISOR CLASS:
                                                            CONSUMER
                                                            PRODUCTS       ELECTRONICS           ENERGY
                                                                FUND              FUND             FUND
                                                        ------------       -----------      -----------
Shares Purchased                                          31,080,992        12,980,733       17,641,265
Purchased through Dividend Reinvestment                           --            73,417               --
                                                        ------------       -----------      -----------
Total Purchased                                           31,080,992        13,054,150       17,641,265
Shares Redeemed                                          (28,942,595)      (13,235,395)     (17,673,420)
                                                        ------------       -----------      -----------
Net Shares Purchased (Redeemed)                            2,138,397          (181,245)         (32,155)
                                                        ============       ===========      ===========

                                                                                 TELE-
                                                                                COMMU-           TRANS-
                                                          TECHNOLOGY         NICATIONS        PORTATION
                                                                FUND              FUND             FUND
                                                        ------------       -----------      -----------
Shares Purchased                                          13,182,620        11,747,931       46,958,761
Purchased through Dividend Reinvestment                           --                --               --
                                                        ------------       -----------      -----------
Total Purchased                                           13,182,620        11,747,931       46,958,761
Shares Redeemed                                         (12,587,965)        (9,482,343)     (61,072,886)
                                                        ------------       -----------      -----------
Net Shares Purchased (Redeemed)                              594,655         2,265,588      (14,114,125)
                                                        ============       ===========      ===========

C CLASS:
                                                              ENERGY            HEALTH
                                                            SERVICES              CARE
                                                                FUND              FUND
                                                        ------------       -----------
Shares Purchased                                                 357               289
Purchased through Dividend Reinvestment                           --                --
                                                        ------------       -----------
Total Purchased                                                  357               289
Shares Redeemed                                                   --                --
                                                        ------------       -----------
Net Shares Purchased (Redeemed)                                  357               289
                                                        ============       ===========

                                                               TELE-
                                                              COMMU-            TRANS-
                                                           NICATIONS         PORTATION        UTILITIES
                                                                FUND              FUND             FUND
                                                        ------------       -----------      -----------
Shares Purchased                                          32,052,592        58,865,401       37,011,931
Purchased through Dividend Reinvestment                           --                --               --
                                                        ------------       -----------      -----------
Total Purchased                                           32,052,592        58,865,401       37,011,931
Shares Redeemed                                          (34,094,444)      (60,545,643)     (35,697,307)
                                                        ------------       -----------      -----------
Net Shares Purchased (Redeemed)                           (2,041,852)       (1,680,242)       1,314,624
                                                        ============       ===========      ===========

ADVISOR CLASS:
                                                              ENERGY         FINANCIAL           HEALTH
                                                            SERVICES          SERVICES             CARE
                                                                FUND              FUND             FUND
                                                        ------------       -----------      -----------
Shares Purchased                                          32,041,901        50,187,475       39,052,832
Purchased through Dividend Reinvestment                           --                --               --
                                                        ------------       -----------      -----------
Total Purchased                                           32,041,901        50,187,475       39,052,832
Shares Redeemed                                          (35,461,301)      (60,864,196)     (37,014,288)
                                                        ------------       -----------      -----------
Net Shares Purchased (Redeemed)                           (3,419,400)      (10,676,721)       2,038,544
                                                        ============       ===========      ===========

                                                           UTILITIES
                                                                FUND
                                                        ------------
Shares Purchased                                          15,505,084
Purchased through Dividend Reinvestment                           --
                                                        ------------
Total Purchased                                           15,505,084
Shares Redeemed                                          (14,289,025)
                                                        ------------
Net Shares Purchased (Redeemed)                            1,216,059
                                                        ============

Transactions in dollars for the year ended September 30, 2001 were: (Unaudited)

INVESTOR CLASS:
                                                                                     BASIC                     BIO-
                                                           BANKING               MATERIALS               TECHNOLOGY
                                                              FUND                    FUND                     FUND
                                                  ----------------        ----------------         ----------------
Shares Purchased                                  $    230,371,657        $    200,847,107         $    460,842,011
Purchase through Dividend Reinvestment                          --                      --                       --
                                                  ----------------        ----------------         ----------------
Total Purchased                                        230,371,657        $    200,847,107         $    460,842,011
Shares Redeemed                                       (245,537,628)           (194,055,786)            (498,606,613)
                                                  ----------------        ----------------         ----------------
Net Change                                        $    (15,165,971)       $      6,791,321         $    (37,764,602)
                                                  ================        ================         ================

                                                                                                           PRECIOUS
                                                          INTERNET                 LEISURE                   METALS
                                                              FUND                    FUND                     FUND
                                                  ----------------        ----------------         ----------------
Shares Purchased                                  $     50,920,035        $    162,597,731         $    390,023,025
Purchase through Dividend Reinvestment                          --                      --                       --
                                                  ----------------        ----------------         ----------------
Total Purchased                                   $     50,920,035        $    162,597,731              390,023,025
Shares Redeemed                                        (49,161,729)           (160,081,786)            (348,203,681)
                                                  ----------------        ----------------         ----------------
Net Change                                        $      1,758,306        $      2,515,945         $     41,819,344
                                                  ================        ================         ================

ADVISOR CLASS:
                                                                                     BASIC                     BIO-
                                                           BANKING               MATERIALS               TECHNOLOGY
                                                              FUND                    FUND                     FUND
                                                  ----------------        ----------------         ----------------
Shares Purchased                                  $    145,025,661        $     62,391,325         $    104,151,876
Purchase through Dividend Reinvestment                          --                      --                       --
                                                  ----------------        ----------------         ----------------
Total Purchased                                   $    145,025,661        $     62,391,325         $    104,151,876
Shares Redeemed                                       (159,381,419)            (62,134,735)            (105,974,653)
                                                  ----------------        ----------------         ----------------
Net Change                                        $    (14,355,758)       $        256,590         $     (1,822,777)
                                                  ================        ================         ================

                                                          INTERNET                 LEISURE                RETAILING
                                                              FUND                    FUND                     FUND
                                                  ----------------        ----------------         ----------------
Shares Purchased                                  $     81,626,372        $     87,775,195         $    235,666,957
Purchase through Dividend Reinvestment                          --                      --                       --
                                                  ----------------        ----------------         ----------------
Total Purchased                                   $     81,626,372              87,775,195              235,666,957
Shares Redeemed                                        (78,541,262)           (104,227,661)            (229,073,396)
                                                  ----------------        ----------------         ----------------
Net Change                                        $      3,085,110        $    (16,452,466)        $      6,593,561
                                                  ================        ================         ================


                                       97

INVESTOR CLASS:
                                                          CONSUMER
                                                          PRODUCTS             ELECTRONICS                   ENERGY
                                                              FUND                    FUND                     FUND
                                                  ----------------        ----------------         ----------------
Shares Purchased                                  $     71,946,300        $    276,835,309         $    252,064,681
Purchase through Dividend Reinvestment                          --                      --                       --
                                                  ----------------        ----------------         ----------------
Total Purchased                                   $     71,946,300             276,835,309         $    252,064,681
Shares Redeemed                                        (71,986,618)           (283,949,017)            (246,387,915)
                                                  ----------------        ----------------         ----------------
Net Change                                        $        (40,318)       $     (7,113,708)        $      5,676,766
                                                  ================        ================         ================

                                                                                                              TELE-
                                                                                                             COMMU-
                                                         RETAILING              TECHNOLOGY                NICATIONS
                                                              FUND                    FUND                     FUND
                                                  ----------------        ----------------         ----------------
Shares Purchased                                  $    285,641,027        $    228,026,909         $     78,633,624
Purchase through Dividend Reinvestment                          --                      --                       --
                                                  ----------------        ----------------         ----------------
Total Purchased                                   $    285,641,027        $    228,026,909         $     78,633,624
Shares Redeemed                                       (305,731,472)           (232,043,230)             (67,175,138)
                                                  ----------------        ----------------         ----------------
Net Change                                        $    (20,090,445)       $     (4,016,321)        $     11,458,486
                                                  ================        ================         ================

ADVISOR CLASS:
                                                          CONSUMER
                                                          PRODUCTS             ELECTRONICS                   ENERGY
                                                              FUND                    FUND                     FUND
                                                  ----------------        ----------------         ----------------
Shares Purchased                                  $     84,122,992        $     93,542,422         $     55,423,881
Purchase through Dividend Reinvestment                          --                      --                       --
                                                  ----------------        ----------------         ----------------
Total Purchased                                   $     84,122,992        $     93,542,422         $     55,423,881
Shares Redeemed                                        (85,198,428)            (93,167,957)             (53,752,187)
                                                  ----------------        ----------------         ----------------
Net Change                                        $     (1,075,436)       $        374,465         $      1,671,694
                                                  ================        ================         ================

                                                                                     TELE-
                                                                                    COMMU-                   TRANS-
                                                        TECHNOLOGY               NICATIONS                PORTATION
                                                              FUND                    FUND                     FUND
                                                  ----------------        ----------------         ----------------
Shares Purchased                                  $     98,064,837        $     42,276,440         $     62,790,229
Purchase through Dividend Reinvestment                          --                      --                       --
                                                  ----------------        ----------------         ----------------
Total Purchased                                         98,064,837              42,276,440               62,790,229
Shares Redeemed                                        (86,542,232)            (41,071,635)             (61,553,519)
                                                  ----------------        ----------------         ----------------
Net Change                                        $     11,522,605        $      1,204,805         $      1,236,710
                                                   ===============         ===============         ================

INVESTOR CLASS:
                                                            ENERGY               FINANCIAL                   HEALTH
                                                          SERVICES                SERVICES                     CARE
                                                              FUND                    FUND                     FUND
                                                  ----------------        ----------------         ----------------
Shares Purchased                                  $    256,594,078        $    315,908,517         $    381,369,949
Purchase through Dividend Reinvestment                          --                      --                       --
                                                  ----------------        ----------------         ----------------
Total Purchased                                        256,594,078        $    315,908,517         $    381,369,949
Shares Redeemed                                       (276,038,615)           (329,680,684)            (386,936,767)
                                                  ----------------        ----------------         ----------------
Net Change                                        $    (19,444,537)       $    (13,772,167)        $     (5,566,818)
                                                  ================        ================         ================

                                                            TRANS-
                                                         PORTATION               UTILITIES
                                                              FUND                    FUND
                                                  ----------------        ----------------
Shares Purchased                                  $    135,655,108        $    145,517,834
Purchase through Dividend Reinvestment                          --                      --
                                                  ----------------        ----------------
Total Purchased                                        135,655,108        $    145,517,834
Shares Redeemed                                       (128,957,183)           (155,102,321)
                                                  ----------------        ----------------
Net Change                                        $      6,697,925        $     (9,584,487)
                                                  ================        ================

ADVISOR CLASS:
                                                            ENERGY               FINANCIAL                   HEALTH
                                                          SERVICES                SERVICES                     CARE
                                                              FUND                    FUND                     FUND
                                                  ----------------        ----------------         ----------------
Shares Purchased                                  $     35,421,369        $     53,977,882         $    114,241,774
Purchase through Dividend Reinvestment                          --                      --                       --
                                                  ----------------        ----------------         ----------------
Total Purchased                                   $     35,421,369        $     53,977,882         $    114,241,774
Shares Redeemed                                        (32,002,033)            (59,138,688)            (112,619,301)
                                                  ----------------        ----------------         ----------------
Net Change                                        $      3,419,336        $     (5,160,806)        $      1,622,473
                                                  ================        ================         ================

                                                         UTILITIES
                                                              FUND
                                                  ----------------
Shares Purchased                                  $     65,205,584
Purchase through Dividend Reinvestment                          --
                                                  ----------------
Total Purchased                                   $     65,205,584
Shares Redeemed                                        (67,181,492)
                                                  ----------------
Net Change                                        $     (1,975,908)
                                                  ================

C CLASS:

                                                                 BASIC             BIO-
                                                BANKING      MATERIALS       TECHNOLOGY
                                                   FUND           FUND             FUND
                                           ------------   ------------   --------------
Shares Purchased                           $  1,060,470   $    315,733   $    1,493,183
Purchase through Dividend Reinvestment               --             --               --
                                           ------------   ------------   --------------
Total Purchased                            $  1,060,470   $    315,733   $    1,493,183
Shares Redeemed                                (594,910)      (155,126)        (892,152)
                                           ------------   ------------   --------------
Net Change                                 $    465,560   $    160,607   $      601,031
                                           ============   ============   ==============

                                                                               PRECIOUS
                                               INTERNET        LEISURE           METALS
                                                   FUND           FUND             FUND
                                           ------------   ------------   --------------
Shares Purchased                           $    693,289   $    607,701   $      398,438
Purchase through Dividend Reinvestment               --             --               --
                                           ------------   ------------   --------------
Total Purchased                            $    693,289   $    607,701   $      398,438
Shares Redeemed                                (441,020)      (307,409)        (184,522)
                                           ------------   ------------   --------------
Net Change                                 $    252,269   $    300,292   $      213,916
                                           ============   ============   ==============

Transactions in dollars for the year ended March 31, 2001 were:

INVESTOR CLASS
                                                                 BASIC             BIO-
                                                BANKING      MATERIALS       TECHNOLOGY
                                                   FUND           FUND             FUND
                                           ------------   ------------   --------------
Shares Purchased                           $862,964,125   $572,274,042   $2,545,106,850
Purchase through Dividend Reinvestment               --             --               --
                                           ------------   ------------   --------------
Total Purchased                            $862,964,125   $572,274,042   $2,545,106,850
Shares Redeemed                            (851,515,533)  (566,786,113)  (2,568,902,176)
                                           -------------  -------------  ---------------
Net Change                                 $ 11,448,592   $  5,487,929     $(23,795,326)
                                           ============   ============     ============

                                                                               PRECIOUS
                                               INTERNET        LEISURE           METALS
                                                   FUND           FUND             FUND
                                           ------------   ------------   --------------
Shares Purchased                           $295,240,415   $297,630,588   $  661,143,960
Purchase through Dividend Reinvestment               --             --               --
                                           ------------   ------------   --------------
Total Purchased                            $295,240,415   $297,630,588   $  661,143,960
Shares Redeemed                            (279,068,478)  (299,615,766)    (665,526,378)
                                           ------------   ------------   --------------
Net Change                                 $ 16,171,937   $ (1,985,178)  $   (4,382,418)
                                           ============   ============   ==============

C CLASS

                                               CONSUMER                                        ENERGY      FINANCIAL        HEALTH
                                               PRODUCTS    ELECTRONICS           ENERGY      SERVICES       SERVICES          CARE
                                                   FUND           FUND             FUND          FUND           FUND          FUND
                                           ------------   ------------   --------------   -----------    -----------      --------
Shares Purchased                           $    314,547   $    510,630   $      256,373   $   314,909    $   674,480   $   887,718
Purchase through Dividend Reinvestment               --             --               --            --             --            --
                                           ------------   ------------   --------------   -----------    -----------      --------
Total Purchased                            $    314,547   $    510,630   $      256,373   $   314,909    $   674,480   $   887,718
Shares Redeemed                                    (928)      (363,836)        (176,709)     (238,060)      (269,251)     (332,037)
                                           ------------   ------------   --------------   -----------    -----------   -----------
Net Change                                 $    313,619   $    146,794   $       79,664   $    76,849    $   405,229   $   555,681
                                           ============   ============   ==============   ===========    ===========   ===========

                                                                             TELECOMMU-        TRANS-
                                              RETAILING     TECHNOLOGY        NICATIONS     PORTATION     UTLILITIES
                                                   FUND           FUND             FUND          FUND           FUND
                                           ------------  -------------   --------------   -----------    -----------
Shares Purchased                           $    221,394   $    353,049   $       64,229   $   178,710    $   215,163
Purchase through Dividend Reinvestment               --             --               --            --             --
                                           ------------  -------------   --------------   -----------    -----------
Total Purchased                            $    221,394   $    353,049   $       64,229   $   178,710    $   215,163
Shares Redeemed                                (109,326)      (187,456)         (49,954)     (104,326)      (164,661)
                                           ------------  -------------   --------------   -----------    -----------
Net Change                                 $    112,068   $    165,593   $       14,275   $    74,384    $    50,502
                                           ============   ============   ==============   ===========    ===========

INVESTOR CLASS:

                                          CONSUMER                                        ENERGY      FINANCIAL         HEALTH
                                          PRODUCTS    ELECTRONICS         ENERGY        SERVICES       SERVICES           CARE
                                              FUND           FUND           FUND            FUND           FUND           FUND
                                     -------------  -------------  -------------  --------------  -------------  --------------
Shares Purchased                     $ 519,772,684  $2,560,425,388  $ 459,143,444  $1,035,724,732  $2,014,943,505  $ 2,268,022,651
Purchase through Dividend Reinvestment          --       1,091,216             --              --             --                --
                                     -------------  -------------   -------------  --------------  -------------  --------------
Total Purchased                      $ 519,772,684  $2,561,516,604  $ 459,143,444  $1,035,724,732  $2,014,943,505  $ 2,268,022,651
Shares Redeemed                       (513,521,323) (2,577,138,753)  (453,124,314) (1,012,425,480) (2,112,339,584)  (2,250,753,835)
                                     -------------  -------------   -------------  --------------  --------------  ---------------
Net Change                           $   6,251,361  $  (15,622,149) $   6,019,130  $   23,299,252  $ (97,396,079) $     17,268,816
                                     =============  ==============  =============  ==============  =============  ================

                                                                         TELECOMMU          TRANS-
                                          RETAILING     TECHNOLOGY      NICATIONS       PORTATION      UTILITIES
                                               FUND           FUND           FUND            FUND           FUND
                                      -------------   -------------  -------------   --------------  -------------
Shares Purchased                      $1,179,931,307   1,638,611,380   $ 508,492,920   $  376,664,202  $ 425,102,340
Purchase through Dividend Reinvestment            --              --              --               --             --
                                      -------------- - -------------   -------------   --------------  -------------
Total Purchased                       $1,179,931,307  $1,638,611,380   $ 508,492,920   $  376,664,202  $ 425,102,340
Shares Redeemed                       (1,216,354,892) (1,645,634,049)   (533,806,646)    (383,416,643)  (407,143,998)
                                      --------------  --------------   -------------   --------------  -------------
Net Change                            $  (36,423,585) $   (7,022,669)  $ (25,313,726)  $   (6,752,441) $  17,958,342
                                      ==============  ==============   =============   ==============  =============

ADVISOR CLASS:

                                                                                BASIC               BIO-
                                                            BANKING         MATERIALS         TECHNOLOGY
                                                               FUND              FUND               FUND
                                                      -------------  ---------------    ----------------
Shares Purchased                                      $ 356,953,988  $    148,426,030   $    483,309,955
Purchase through Dividend Reinvestment                           --                --                 --
                                                      -------------  ---------------    ----------------
Total Purchased                                       $ 356,953,988  $    148,426,030   $    483,309,955
Shares Redeemed                                        (340,566,413)     (151,654,614)      (469,741,788)
                                                      -------------  ---------------    ----------------
Net Change                                            $  16,387,575  $     (3,228,584)  $      3,568,167
                                                      =============  ================   ================

                                                           INTERNET           LEISURE          RETAILING
                                                               FUND              FUND               FUND
                                                      -------------  ---------------    ----------------
Shares Purchased                                      $ 166,180,203  $    141,809,321   $    587,160,723
Purchase through Dividend Reinvestment                           --                --                 --
                                                      -------------  ---------------    ----------------
Total Purchased                                        $166,180,203      $141,809,321   $    587,160,723
Shares Redeemed                                        (154,944,290)     (136,791,056)      (644,301,349)
                                                      -------------  ---------------    ----------------
Net Change                                            $  11,235,913  $      5,018,265   $    (57,140,626)
                                                      =============  ================   ================

C CLASS:
                                                                                 BIO-
                                                            BANKING        TECHNOLOGY        ELECTRONICS
                                                               FUND              FUND               FUND
                                                      -------------  ---------------    ----------------
Shares Purchased                                      $      13,972  $          3,250   $         15,550
Shares Redeemed                                                  --                --            (11,972)
                                                      -------------  ---------------    ----------------
Net Change                                            $      13,972  $          3,250   $          3,578
                                                      =============  ================   ================

7.   NET ASSETS

At September 30, 2001, net assets consisted of: (Unaudited)

                                                                                BASIC               BIO-
                                                            BANKING         MATERIALS         TECHNOLOGY
                                                               FUND              FUND               FUND
                                                      -------------  ---------------    ----------------
Paid-In-Capital                                       $  67,413,446  $     37,847,725   $    375,628,921
Undistributed Net Investment Income (Loss)                1,333,444           309,883         (1,973,850)
Accumulated Net Realized Loss on Investments            (47,019,361)      (16,714,185)      (185,575,707)
Net Unrealized Appreciation (Depreciation) on
Investments.                                              3,574,888         1,243,038         64,959,659
                                                      -------------  ---------------    ----------------
Net Assets                                            $  25,302,417  $     22,686,461   $    253,039,023
                                                      =============  ================   ================

ADVISOR CLASS:


                                            CONSUMER                                         ENERGY      FINANCIAL          HEALTH
                                            PRODUCTS    ELECTRONICS            ENERGY      SERVICES       SERVICES            CARE
                                                FUND           FUND              FUND          FUND           FUND            FUND
                                       -------------  -------------  ----------------  ------------  -------------  --------------
Shares Purchased                       $ 236,314,447  $ 476,535,334  $    208,805,415  $310,752,397  $ 511,413,484  $  446,130,728
Purchase through Dividend Reinvestment            --        160,176                --            --             --              --
                                       -------------  -------------  ----------------  ------------  -------------  --------------
Total Purchased                        $ 236,314,447  $ 476,695,510  $    208,805,415  $310,752,397  $ 511,413,484  $  446,130,728
Shares Redeemed                         (219,121,218)  (460,028,246)     (207,204,469) (334,904,204)  (598,209,745)   (422,527,451)
                                       -------------  -------------  ----------------  ------------  -------------  --------------
Net Change                             $  17,193,229  $  16,667,264  $      1,600,946  $(24,151,807) $ (86,796,261) $   23,603,277
                                       =============  =============  ================  ============  =============  ==============

                                                          TELEOMMU-            TRANS-
                                          TECHNOLOGY      NICATIONS         PORTATION      UTILITIES
                                                FUND           FUND              FUND           FUND
                                       -------------  -------------  ----------------  ------------
Shares Purchased                       $ 325,307,262  $ 163,106,530  $    291,838,726  $ 176,764,796
Purchase through Dividend Reinvestment            --             --              --               --
                                       -------------  -------------  ----------------  -------------
Total Purchased                        $ 325,307,262  $ 163,106,530  $    291,838,726  $ 176,764,796
Shares Redeemed                         (314,260,877)  (137,111,460)     (371,162,500)  (165,009,179)
                                       -------------  -------------  ----------------  -------------
Net Change                             $  11,046,385  $  25,995,070  $    (79,323,774) $  11,755,617
                                       =============  =============  ================  =============

C CLASS:
                                              ENERGY         HEALTH
                                            SERVICES           CARE
                                                FUND           FUND
                                       -------------  -------------
Shares Purchased                       $       3,250  $       3,250
Shares Redeemed                                   --             --
                                       -------------  -------------
Net Change                             $       3,250  $       3,250
                                       =============  =============

                                                             CONSUMER
                                                             PRODUCTS    ELECTRONICS
                                                                 FUND           FUND
                                                        -------------  -------------
Paid-In-Capital                                         $  39,250,275  $ 181,211,844
Undistributed Net Investment Income (Loss)
Accumulated Net Realized Loss on Investments                  176,272       (380,232)
Net Unrealized Appreciation (Depreciation) on             (15,658,468)  (131,384,297)
Investments.                                                1,245,540     (7,055,109)
                                                        -------------  -------------
Net Assets                                              $  25,013,619  $  42,392,206
                                                        =============  =============

                                                                                   ENERGY        FINANCIAL
                                                                 ENERGY          SERVICES         SERVICES
                                                                   FUND              FUND             FUND
                                                         --------------    --------------   --------------
Paid-In-Capital                                          $   35,587,432    $   83,448,383   $   90,880,916
Undistributed Net Investment Income                             292,326          (154,637)         544,923
Accumulated Net Realized Loss on Investments                (15,055,881)      (67,139,145)     (54,735,387)
Net Unrealized Appreciation on Investments                    1,142,533         3,236,506        6,644,021
                                                         --------------    --------------   --------------
Net Assets                                               $   21,966,410    $   19,391,107   $   43,334,473
                                                         ==============    ==============   ==============

                                                                                 PRECIOUS
                                                                LEISURE            METALS        RETAILING
                                                                   FUND              FUND             FUND
                                                         --------------    --------------   --------------
Paid-In-Capital                                          $   18,020,064    $  137,159,381   $   67,469,207
Undistributed Net Investment Income                            (151,826)          256,818         (158,481)
Accumulated Net Realized Loss on Investments                (16,483,224)      (75,291,176)     (42,135,783)
Net Unrealized Appreciation on Investments                       73,511        10,574,615        1,598,269
                                                         --------------    --------------   --------------
Net Assets                                               $    1,458,525    $   72,699,638   $   26,773,212
                                                         ==============    ==============   ==============

                                                                 TRANS-
                                                              PORTATION         UTILITIES
                                                                   FUND              FUND
                                                         --------------    --------------
Paid-In-Capital                                          $   30,387,455    $   18,573,013
Undistributed Net Investment Income                             (12,125)          216,239
Accumulated Net Realized Loss on Investments                (16,394,551)       (5,595,216)
Net Unrealized Appreciation (Depreciation) on
   Investments                                                  530,555           507,232
                                                         --------------    --------------
Net Assets                                               $   14,511,334    $   13,701,268
                                                         ==============    ==============


                                       103

                                                                HEALTH
                                                                   CARE          INTERNET
                                                                   FUND              FUND
                                                         --------------    --------------
Paid-In-Capital                                          $   84,751,185    $   32,149,211
Undistributed Net Investment Income                          (1,665,773)          (52,255)
Accumulated Net Realized Loss on Investments                (31,952,162)      (30,179,549)
Net Unrealized Appreciation on Investments                   10,229,712          (243,430)
                                                         --------------    --------------
Net Assets                                               $   61,362,962    $    1,673,977
                                                         ==============    ==============

                                                                                TELECOMMU-
                                                             TECHNOLOGY         NICATIONS
                                                                   FUND              FUND
                                                         --------------    --------------
Paid-In-Capital                                          $  123,166,745    $   71,266,513
Undistributed Net Investment Income                            (392,172)          (47,107)
Accumulated Net Realized Loss on Investments                (79,848,843)      (34,582,693)
Net Unrealized Appreciation on Investments                   (2,257,520)        1,294,866
                                                         --------------    --------------
Net Assets                                               $   40,668,210    $   37,931,579
                                                         ==============    ==============

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                                       104

8.   LOSS CARRYFORWARD--FEDERAL INCOME TAX

At March 31,2001,for Federal income tax purposes,the following sector funds have capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

                                                           BASIC             BIO-
                                          BANKING       MATERIAL       TECHNOLOGY
EXPIRES MARCH 31                             FUND           FUND             FUND
                                   --------------    -----------    -------------
2004                               $           --    $        --    $          --
2005                                           --             --               --
2006                                           --             --               --
2007                                           --             --               --
2008                                    1,605,231             --               --
2009                                   23,740,327      6,669,975        6,260,288

                                        FINANCIAL
                                         SERVICES       INTERNET          LEISURE
EXPIRES MARCH 31                             FUND           FUND             FUND
                                   --------------    -----------    -------------
2004                               $           --    $        --    $          --
2005                                           --             --               --
2006                                           --             --               --
2007                                           --             --               --
2008                                      922,016             --          189,716
2009                                   16,617,877      9,065,533        6,347,300

9.   INTERNET FUND REVERSE STOCK SPLIT

Effective after the close of business on April 20, 2001, the Internet Fund, Investor Class, Advisor Class, and C Class Shares underwent a one-for-twenty reverse split. The effect of this transaction was to divide the number of outstanding shares by twenty,while multiplying the net asset value per share by twenty. There was no change in the aggregate market value of the outstanding shares as a result of the transaction.

                                            CONSUMER                                        ENERGY
                                            PRODUCTS      ELECTRONICS        ENERGY       SERVICES
EXPIRES MARCH 31                                FUND             FUND          FUND           FUND
                                         -----------     ------------    ------------    ---------
2004                                     $        --     $         --    $         --    $      --
2005                                              --               --              --           --
2006                                              --               --              --           --
2007                                              --               --              --      364,446
2008                                       3,149,176               --       1,381,425    7,012,158
2009                                       6,932,751       26,624,901       1 142,288   18,272,026

EXPIRES MARCH 31                            PRECIOUS                                        TRANS-
                                              METALS        RETAILING      TECHNOLOGY    PORTATION       UTILITIES
                                                FUND             FUND            FUND         FUND            FUND
                                         -----------     ------------    ------------    ---------  --------------
2004                                     $ 4,249,968     $         --    $         --    $      --  $           --
2005                                         709,440               --              --           --              --
2006                                       6,318,198               --              --           --              --
2007                                       5,630,309               --              --           --              --
2008                                      11,740,001               --              --    1,496,274              --
2009                                      17,957,165        8,867,832       1,587,782    7,534,993       2,367,180

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A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND
SOPHISTICATED INVESTORS

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

ADVISOR CLASS SHARES ARE DISRTIBUTED BY RYDEX DISTRIBUTORS, INC.

[RYDEX FUNDS LOGO]
THE INDEX ALTERNATIVE(TM)

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www.rydexfunds.com                                                  RFSSA-2-9/01